SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
File No. 002-86606
File No. 811-03850
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933				/X/
	Pre-Effective Amendment No.			/ /
	Post-Effective Amendment No.	38		/X/

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940				/X/
	Amendment No.	38

DELAWARE GROUP TAX-FREE FUND

(Exact Name of Registrant as Specified in Charter)
	2005 Market Street, Philadelphia, Pennsylvania		19103-7094

	(Address of Principal Executive Offices)		(Zip Code)
Registrant’s Telephone Number, including Area Code:				(800) 523-1918

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094

(Name and Address of Agent for Service)
Approximate Date of Public Offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective:
/ /	immediately upon filing pursuant to paragraph (b)

/ /	on (date) pursuant to paragraph (b)

/ /	60 days after filing pursuant to paragraph (a) (1)

//	on (date) pursuant to paragraph (a)(1)

/ /	75 days after filing pursuant to paragraph (a) (2)

/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate: / /	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), may determine.

--- C O N T E N T S ---

This Post-Effective Amendment No. 38 to Registration File No. 002-86606 includes the following:

1.	Facing Page

2.	Contents Page

3.	Part A – Prospectus (1)

4.	Part B - Statement of Additional Information (1)

5.	Part C - Other Information

6.	Signatures

7.	Exhibits

(1)	This Registration Statement contains one Prospectus and one Statement of Additional Information for two registrants (each of which offers its shares in one or more series). A separate Registration Statement, which incorporates by reference the common Institutional Class Prospectus and common Institutional Class Statement of Additional Information and includes its own Part C, is being filed for the other registrant.

The Prospectus and Statement of Additional Information contained in this Post-Effective Amendment relate to the Institutional Class shares of the Registrant's two series, Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund, and also to the Institutional Class shares of Delaware National High-Yield Municipal Bond Fund series of Voyageur Mutual Funds. The Part C contained in this Post-Effective Amendment relates only to the Registrant's two series. A separate Registration Statement which incorporates by reference the Institutional Class Prospectus and Statement of Additional Information as it relates to the Delaware National High-Yield Municipal Bond Fund and includes its own Part C is being filed for Voyageur Mutual Funds.

FIXED INCOME

Prospectus

DECEMBER [30], 2008

DELAWARE TAX-FREE USA FUND
INSTITUTIONAL CLASS

DELAWARE TAX-FREE USA INTERMEDIATE FUND INSTITUTIONAL CLASS

DELAWARE NATIONAL HIGH-YIELD MUNICIPAL BOND FUND INSTITUTIONAL CLASS

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus, and any representation to the contrary is a criminal offense.

Table of contents

Fund profiles	page 1
Delaware Tax-Free USA Fund	1
Delaware Tax-Free USA Intermediate Fund	4
Delaware National High-Yield Municipal Bond Fund	8

How we manage the Funds	page 13
Our investment strategies	13
The securities in which the Funds typically invest	14
The risks of investing in the Funds	22
Disclosure of portfolio holdings	25

Who manages the Funds	page 26
Investment manager	26
Portfolio managers	26
Manager of managers structure	28
Who’s who?	28

About your account	page 30
Investing in the Funds	30
Payments to intermediaries	30
How to buy shares	31
Fair valuation	32
Document delivery	32
How to redeem shares	33
Account minimum	34
Exchanges	34
Frequent trading of Fund shares	34
Dividends, distributions, and taxes	37

Financial highlights	page 40

Contact information	page 53

Profile: Delaware Tax-Free USA Fund

What is the Fund’s investment objective?

Delaware Tax-Free USA Fund seeks as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital. Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the income from which is exempt from federal income taxes, including the federal alternative minimum tax. This is a fundamental investment policy that may not be changed without prior shareholder approval.

The Fund will invest primarily in municipal debt obligations that are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions, but will have a dollar-weighted average effective maturity of between 5 and 30 years. We will attempt to adjust the average maturity of the bonds in the portfolio to provide a high level of tax-exempt income consistent with preservation of capital. The Fund’s income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs.

What are the main risks of investing in the Fund?

Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund will be affected primarily by changes in interest rates. For example, when interest rates rise, the value of bonds in the portfolio will likely decline. The Fund may also be affected by the ability of individual municipalities to pay interest and repay principal on the bonds they issue. The Fund is permitted to invest up to 20% of its net assets in securities the income from which is subject to the federal alternative minimum tax. Income from these securities would be taxable for investors subject to that tax.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

For a more complete discussion of risk, please see “The risks of investing in the Funds” on page 22.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial advisor to determine whether it is an appropriate choice for you.

Who should invest in the Fund

  Investors seeking monthly income, free from federal income taxes
  Investors with long-term financial goals

Who should not invest in the Fund

  Investors with very short-term financial goals
  Investors who are unwilling to accept share prices that may fluctuate, especially over the short term

How has Delaware Tax-Free USA Fund performed?

The Institutional Class of Delaware Tax-Free USA Fund does not have a performance history as of the date of this Prospectus. As a result, the bar chart shows how annual returns for the Fund’s Class A shares have varied over the past 10 calendar years, and the table shows the average annual returns of the Fund’s Class A shares for 1-, 5-, and 10-year periods. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. The returns reflect expense caps in effect during the periods. The returns would be lower without the expense caps. Please see the footnotes on page 12 for additional information about the expense caps.

Year-by-year total return (Class A)[1]

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

4.85%	-5.18%	10.89%	4.37%	8.72%	6.69%	5.22%	3.80%	5.16%	0.67%

As of September 30, 2008, the Fund’s Class A shares had a calendar year-to-date return of -3.86% . During the periods illustrated in this bar chart, Class A’s highest quarterly return was 4.55% for the quarter ended September 30, 2002, and its lowest quarterly return was -3.30% for the quarter ended June 30, 1999.

The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the total returns in the previous paragraph or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual returns for periods ended December 31, 2007

Delaware Tax-Free USA Fund[1]	1 year	5 years	10 years

Class A return before taxes	(3.88%)	3.34%	3.96%

Class A return after taxes on distributions	(3.88%)	3.34%	3.95%

Class A return after taxes on distributions and sale of Fund shares	(1.16%)	3.49%	4.05%

Barclays Capital Municipal Bond Index	3.36%	4.30%	5.18%

(reflects no deduction for fees, expenses, or taxes)

The Fund’s returns are compared to the performance of the Barclays Capital Municipal Bond Index, formerly known as Lehman Brothers Municipal Bond Index. The Index measures the total return performance of the long-term, investment grade tax-exempt bond market. It is important to note that, unlike the Fund, the Index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. Maximum sales charges are included in the Fund returns shown above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund’s returns (for example, qualified vs. nonqualified dividends). Past performance, both before and after taxes, is not a guarantee of future results.

1	Because the Institutional Class shares of the Fund do not have a performance history as of the date of this Prospectus, the performance information shown is that of the Fund’s Class A shares, which are offered by a separate prospectus. While the Institutional Class shares and Class A shares of the Fund represent interests in the same portfolio securities, Institutional Class shares will have returns and yields that are higher than Class A shares because Institutional Class shares have lower expenses. Currently, the annual fund operating expenses, after waivers, for Class A shares is 0.84%, while the annual fund operating expenses, after waivers, for Institutional Class shares will be 0.60%.

Profile: Delaware Tax-Free USA Intermediate Fund

What is the Fund’s investment objective?

Delaware Tax-Free USA Intermediate Fund seeks as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital. Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the income from which is exempt from federal income taxes, including the federal alternative minimum tax. This is a fundamental investment policy that may not be changed without prior shareholder approval.

The Fund will invest primarily in municipal debt obligations that are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions, but will have a dollar-weighted average effective maturity of between 3 and 10 years. We will attempt to adjust the average maturity of the bonds in the portfolio to provide a high level of tax-exempt income consistent with preservation of capital. The Fund’s income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs.

What are the main risks of investing in the Fund?

Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. This Fund will be affected primarily by changes in interest rates. For example, when interest rates rise, the value of bonds in the portfolio will likely decline. The Fund may also be affected by the ability of individual municipalities to pay interest and repay principal on the bonds they issue. Under normal circumstances, the Fund may invest up to 20% of its net assets in securities the income from which is subject to the federal alternative minimum tax. Income from these securities would be taxable for investors subject to that tax.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency.

For a more complete discussion of risk, please see “The risks of investing in the Funds” on page 22.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial advisor to determine whether it is an appropriate choice for you.

Who should invest in the Fund

  Investors seeking monthly income, free from federal income taxes
  Investors with long-term financial goals
  Investors willing to give up some income potential in exchange for the reduced risk of principal fluctuation that comes with an intermediate maturity investment

Who should not invest in the Fund

  Investors with very short-term financial goals
  Investors who are unwilling to accept share prices that may fluctuate, especially over the short term

How has Delaware Tax-Free USA Intermediate Fund performed?

The Institutional Class of Delaware Tax-Free USA Intermediate Fund does not have a performance history as of the date of this Prospectus. As a result, the bar chart shows how annual returns for the Fund’s Class A shares have varied over the past 10 calendar years, and the table shows the average annual returns of the Fund’s Class A shares for 1-, 5-, and 10-year periods. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. The returns reflect expense caps in effect during the periods. The returns would be lower without the expense caps. Please see the footnotes on page 22 for additional information about the expense caps.

Year-by-year total return (Class A)1

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

5.83%	-1.41%	9.44%	5.12%	9.10%	6.10%	4.93%	3.45%	4.20%	1.74%

As of September 30, 2008, the Fund’s Class A shares had a calendar year-to-date return of -1.55% . During the periods illustrated in this bar chart, Class A’s highest quarterly return was 4.69% for the quarter ended September 30, 2002, and its lowest quarterly return was -2.15% for the quarter ended June 30, 2004.

The maximum Class A sales charge of 2.75%, which is normally deducted when you purchase shares, is not reflected in the total returns in the previous paragraph or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual returns for periods ended December 31, 2007

Delaware Tax-Free USA Intermediate Fund[1]	1 year	5 years	10 years

Class A return before taxes	(1.10%)	3.50%	4.51%

Class A return after taxes on distributions	(1.10%)	3.50%	4.51%

Class A return after taxes on distributions and sale of Fund shares	0.50%	3.53%	4.46%

Barclays Capital Municipal Bond 3–15 Year Index	4.46%	3.95%	5.01%

(reflects no deduction for fees, expenses, or taxes)

The Fund’s returns are compared to the performance of the Barclays Capital Municipal Bond 3–15 Year Index, formerly known as Lehman Brothers Municipal Bond 3–15 Year Index. The Index measures the total return performance of investment grade, U.S. tax-exempt bonds with maturities from 2 up to (but not including) 17 years. It is important to note that, unlike the Fund, the Index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. Maximum sales charges are included in the Fund returns shown above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and IRAs. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund’s returns (for example, qualified vs. nonqualified dividends). Past performance, both before and after taxes, is not a guarantee of future results.

1	Because the Institutional Class shares of the Fund do not have a performance history as of the date of this Prospectus, the performance information shown is that of the Fund’s Class A shares, which are offered by a separate prospectus. While the Institutional Class shares and Class A shares of the Fund represent interests in the same portfolio securities, Institutional Class shares will have returns and yields that are higher than Class A shares because Institutional Class shares have lower expenses. Currently, the annual fund operating expenses, after waivers, for Class A shares is 0.75%, while the annual fund operating expenses, after waivers, for Institutional Class shares will be 0.60%.

Profile: Delaware National High-Yield Municipal Bond Fund

What is the Fund’s investment objective?

Delaware National High-Yield Municipal Bond Fund seeks a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations. Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal securities the income from which is exempt from federal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval.

Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions, but will typically have a dollar-weighted average effective maturity between 5 and 30 years. We will attempt to adjust the average maturity of the bonds in the portfolio to provide a high level of tax-exempt income consistent with preservation of capital. The Fund’s income will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs.

Under normal circumstances, the Fund will invest primarily in lower-rated municipal securities, which typically offer higher income potential and involve greater risk than higher-quality securities.

What are the main risks of investing in the Fund?

Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. This Fund will be affected primarily by changes in interest rates. For example, when interest rates rise, the value of bonds in the portfolio will likely decline.

The Fund may also be affected by the ability of individual municipalities to pay interest and repay principal on the bonds they issue. This risk is significant for the Fund because the issuers of the bonds in the portfolio are generally considered to be in a less secure financial situation and may be affected more by adverse economic conditions. The Fund may be subject to greater volatility during periods of adverse economic conditions and it may experience a greater incidence of credit problems. Under normal circumstances, the Fund may to invest up to 100% of its net assets in securities the income from which is subject to the federal alternative minimum tax. Income from these securities would be taxable for investors subject to that tax.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency.

For a more complete discussion of risk, please see “The risks of investing in the Funds” on page 22.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial advisor to determine whether it is an appropriate choice for you.

Who should invest in the Fund

  Investors seeking monthly income, free from federal income taxes
  Investors with long-term financial goals
  Investors willing to accept the possibility of significant fluctuations in share price, particularly in the short term

Who should not invest in the Fund

  Investors with very short-term financial goals
  Investors who are unwilling to accept share prices that may fluctuate, especially in the short term

How has Delaware National High-Yield Municipal Bond Fund performed?

The Institutional Class of Delaware National High-Yield Municipal Bond Fund does not have a performance history as of the date of this Prospectus. As a result, the bar chart shows how annual returns for the Fund’s Class A shares have varied over the past 10 calendar years, and the table shows the average annual returns of the Fund’s Class A shares for 1-, 5-, and 10-year periods. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. The returns reflect expense caps in effect during the periods. The returns would be lower without the expense caps. Please see the footnotes on page 12 for additional information about the expense caps.

Year-by-year total return (Class A)[1]

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

6.68%	-3.57%	6.98%	5.36%	4.69%	6.57%	7.36%	5.92%	6.16%	-0.38%

As of September 30, 2008, the Fund’s Class A shares had a calendar year-to-date return of -5.70% . During the periods illustrated in this bar chart, Class A’s highest quarterly return was 3.16% for the quarter ended September 30, 2006, and its lowest quarterly return was -2.83% for the quarter ended December 31, 1999.

The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the total returns in the previous paragraph or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual returns for periods ended December 31, 2007

Delaware National High-Yield Municipal Bond Fund[1]	1 year	5 years	10 years

Class A return before taxes	(4.86%)	4.13%	4.03%

Class A return after taxes on distributions	(4.86%)	4.13%	4.02%

Class A return after taxes on distributions and sale of Fund shares	(1.57%)	4.25%	4.16%

Barclays Capital Municipal Bond Index	3.36%	4.30%	5.18%

(reflects no deduction for fees, expenses, or taxes)

The Fund’s returns are compared to the performance of the Barclays Capital Municipal Bond Index, formerly known as Lehman Brothers Municipal Bond Index. The Index measures the total return performance of the long-term, investment grade tax-exempt bond market. It is important to note that, unlike the Fund, the Index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. Maximum sales charges are included in the Fund returns shown above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and IRAs. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund’s returns (for example, qualified vs. nonqualified dividends). Past performance, both before and after taxes, is not a guarantee of future results.

1	Because the Institutional Class shares of the Fund do not have a performance history as of the date of this Prospectus, the performance information shown is that of the Fund’s Class A shares, which are offered by a separate prospectus. While the Institutional Class shares and Class A shares of the Fund represent interests in the same portfolio securities, Institutional Class shares will have returns and yields that are higher than Class A shares because Institutional Class shares have lower expenses. Currently, the annual fund operating expenses, after waivers, for Class A shares is 0.90%, while the annual fund operating expenses, after waivers, for Institutional Class shares will be 0.65%.

What are the Funds’ fees and expenses?

You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.	Maximum sales charge (load) imposed on

	purchases as a percentage of offering price	none

	Maximum contingent deferred sales charge (load)
	as a percentage of original purchase price or
	redemption price, whichever is lower	none

	Maximum sales charge (load) imposed on

	reinvested dividends	none

	Redemption fees	none

	Exchange fees[1]	none

Annual fund operating expenses are deducted from the Funds’ assets.	Delaware Tax-Free USA Fund

	Management fees[2]	0.54%

	Distribution and service (12b-1) fees	none

	Other expenses	0.16%

	Total operating expenses	0.70%

	Fee waivers and payments	(0.10%)

	Net expenses	0.60%

	Delaware Tax-Free USA Intermediate Fund

	Management fees[2]	0.50%

	Distribution and service (12b-1) fees	none

	Other expenses	0.23%

	Total operating expenses	0.73%

	Fee waivers and payments	(0.13%)

	Net expenses	0.60%

	Delaware National High-Yield Municipal Bond

	Fund

	Management fees[2]	0.55%

	Distribution and service (12b-1) fees	none

	Other expenses	0.24%

	Total operating expenses	0.79%

	Fee waivers and payments	(0.14%)

	Net expenses	0.65%

This example is intended to help you compare
the cost of investing in the Funds to the cost of
investing in other mutual funds with similar
investment objectives. The example shows the
cumulative amount of Fund expenses on a
hypothetical investment of $10,000 with an
annual 5% return over the time shown. Each
Fund’s actual rate of return may be greater or
less than the hypothetical 5% return we use here.
This example reflects the net operating expenses
with expense waivers for the one-year contractual
period and the total operating expenses without
expense waivers for years 2 and 3. This is an
example only, and does not represent future
expenses, which may be greater or less than
those shown here.	Delaware Tax-Free USA Fund

	1 year	$61

	3 years	$214

	Delaware Tax-Free USA Intermediate Fund

	1 year	$61

	3 years	$220

	Delaware National High-Yield Municipal Bond

	Fund

	1 year	$66

	3 years	$238

1	Exchanges are subject to the requirements of each Delaware Investments® Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

2	The Funds’ investment manager, Delaware Management Company (Manager or we), has contracted to waive all or a portion of its investment advisory fees and pay/or reimburse expenses from January 1, 2009 through December 31, 2009 in order to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “non- routine expenses”)) from exceeding 0.60%, 0.60%, and 0.65% of the average daily net assets of Delaware Tax-Free USA

7

Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund, respectively. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Funds’ Boards of Trustees (Boards) and the Manager. These expense waivers and reimbursements apply only to expenses paid directly by the Funds.

How we manage the Funds

Our investment strategies

We analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for a particular Fund. The following is a general description of the investment strategies used to manage the Funds and a list of securities in which the Funds may invest.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

We will generally invest in debt obligations issued by state and local governments and their political subdivisions, agencies, authorities, and instrumentalities that are exempt from federal income tax. We may also invest in debt obligations issued by or for the District of Columbia, and its political subdivisions, agencies, authorities, and instrumentalities or territories and possessions of the United States that are exempt from federal income tax.

We will generally invest in securities for income rather than seeking capital appreciation through active trading. However, we may sell securities for a variety of reasons such as to reinvest the proceeds in higher yielding securities, to eliminate investments not consistent with the preservation of capital or to honor redemption requests. As a result, we may realize losses or capital gains which could be taxable to shareholders.

Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years. Delaware Tax-Free USA Intermediate Fund will generally have a dollar-weighted average effective maturity between 3 and 10 years. This is a more conservative strategy than funds with longer average maturities, which should result in a Fund experiencing less price volatility when interest rates rise or fall.

The investment objective of each Fund described in this Prospectus is fundamental. This means the Boards may not change the objective without obtaining shareholder approval. If an objective were changed, we would notify the shareholders at least 60 days before the change in the objective became effective.

The securities in which the Funds typically invest

Fixed income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation. Municipal bond securities typically pay income free of federal income taxes and may be free of state income taxes in the state where they are issued. Please see the Statement of Additional Information (SAI) for additional information about the securities described below as well as other securities in which the Funds may invest.

Tax-exempt obligations

Tax-exempt obligations are commonly known as municipal bonds. These are debt obligations issued by or for a state or territory, its agencies or instrumentalities, municipalities or other political sub-divisions. The interest on these debt obligations can generally be excluded from federal income tax as well as personal income tax in the state where the bond is issued. Determination of a bond’s tax-exempt status is based on the opinion of the bond issuer’s legal counsel. Tax-exempt obligations may include securities subject to the alternative minimum tax. See “Private activity or private placement bonds” below for more information.

How the Funds use them: Under normal conditions, each Fund (except for Delaware National High-Yield Municipal Bond Fund) may invest 80% of its assets in tax-exempt debt obligations rated in the top four quality grades by Standard & Poor’s (S&P) or another nationally recognized statistical rating organization (NRSRO), or in unrated tax-exempt obligations if, in the Manager’s opinion, they are equivalent in quality to the top four quality grades. These bonds may include general obligation bonds and revenue bonds.

Delaware National High-Yield Municipal Bond Fund may invest in both investment grade and below investment grade debt obligations. Investment grade debt obligations are rated in the top four quality grades by S&P or another NRSRO, or in the case of unrated tax-exempt obligations if, in the Manager’s opinion, they are equivalent in quality to the top four quality grades. Below investment grade debt obligations are rated below the top four quality grades by S&P or another NRSRO, or in the case of unrated tax-exempt obligations if, in the Manager’s opinion, they are equivalent in quality to being rated below the top four quality grades. Both investment grade and below investment grade bonds may include general obligation bonds and revenue bonds.

Delaware National High-Yield Municipal Bond Fund may invest all or a portion of its assets in higher grade securities if the Manager determines that abnormal market conditions make investing in lower rated securities inconsistent with shareholders’ best interest.

High yield, high-risk municipal bonds

High yield, high-risk municipal bonds are debt obligations rated lower than investment grade by an NRSRO or, if unrated, of comparable quality. These securities are often referred to as “junk bonds” and are considered to be of poor standing and predominately speculative.

How the Funds use them: Each Fund (except for Delaware National High-Yield Municipal Bond Fund) may invest up to 20% of its net assets in high yield, high-risk fixed income securities. Delaware National High-Yield Municipal Bond Fund may invest without limitation in high yield, high-risk fixed income securities.

General obligation bonds

General obligation bonds are municipal bonds on which the payment of principal and interest is secured by the issuer’s pledge of its full faith, credit, and taxing power.

How the Funds use them: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund may invest without limit in general obligation bonds in the top four quality grades or bonds that are unrated, but which the Manager determines to be of equal quality.

Delaware National High-Yield Municipal Bond Fund may invest without limitation in general obligation bonds.

Revenue bonds

Revenue bonds are municipal bonds on which principal and interest payments are made from revenues derived from a particular facility, from the proceeds of a special excise tax or from revenue generated by an operating project. Principal and interest are not secured by the general taxing power. Tax-exempt industrial development bonds, in most cases, are a type of revenue bond that is not backed by the credit of the issuing municipality and may therefore involve more risk.

How the Funds use them: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund may invest without limit in revenue bonds in the top four quality grades or bonds that are unrated, but which the Manager determines to be of equal quality.

Delaware National High-Yield Municipal Bond Fund may invest without limitation in revenue bonds.

Insured municipal bonds

Various municipal issuers may obtain insurance for their obligations. In the event of a default, the insurer is required to make payments of interest and principal when due to the bondholders. However, there is no assurance that the insurance company will meet its obligations. Insured obligations are typically rated in the top quality grades by an NRSRO.

How the Funds use them: The Funds may invest without limit in insured bonds. It is possible that a substantial portion of a Fund’s portfolio may consist of municipal bonds that are insured by a single insurance company.

Insurance is available on uninsured bonds and a Fund may purchase such insurance directly. The Manager will generally do so only if it believes that purchasing and insuring a bond provides an investment opportunity at least comparable to owning other available insured securities.

The purpose of insurance is to protect against credit risk. It does not insure against market risk or guarantee the value of the securities in the portfolio or the value of shares of a Fund.

Private activity or private placement bonds

Private activity or private placement bonds are municipal bond issues whose proceeds are used to finance certain non government activities, including some types of industrial revenue bonds such as privately owned sports and convention facilities. The Tax Reform Act of 1986 subjects interest income from these bonds to the federal alternative minimum tax and makes the tax-exempt status of certain bonds dependent on the issuer’s compliance with specific requirements after the bonds are issued.

How the Funds use them: Each Fund (except for Delaware National High-Yield Municipal Bond Fund) may invest up to 20% of its assets in bonds whose income is subject to the federal alternative minimum tax. This means that a portion of each Fund’s distributions could be subject to the federal alternative minimum tax that applies to certain taxpayers.

Delaware National High-Yield Municipal Bond Fund may invest without limit in these bonds.

Inverse floaters

Inverse floaters are instruments with floating or variable interest rates that move in the opposite direction of short-term interest rates. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Certain inverse floater programs may be considered to be a form of borrowing.

How the Funds use them: Each Fund (except for Delaware National High-Yield Municipal Bond Fund) may invest up to 25% of its net assets in inverse floaters when the underlying bond is tax-exempt. However, a Fund’s investments in taxable securities (including investments in inverse floaters on taxable securities) combined with its investments in securities rated below investment grade are limited to 20% of the Fund’s net assets.

Delaware National High-Yield Municipal Bond Fund may invest up to 25% of its net assets in inverse floaters.

Where a Fund has invested in inverse floaters that are deemed to be borrowings, the Fund will designate cash and liquid securities in an amount sufficient to terminate the inverse floater program, and will adjust the value of those designated assets on a daily basis.

Advanced refunded bonds

In an advance refunding, the issuer uses the proceeds of a new bond issue to purchase high grade interest bearing debt securities. These securities are then deposited into an irrevocable escrow account held by a trustee bank to secure all future principal and interest payments on pre-existing bonds, which are then considered to be “advance refunded bonds.” Escrow secured bonds often receive the highest rating from S&P and Moody’s.

How the Funds use them: The Funds may invest without limit in advance refunded bonds. These bonds are generally considered to be of very high quality because of the escrow account, which typically holds U.S. Treasuries.

Short-term tax-free instruments

Short-term tax-free instruments include such instruments as tax-exempt commercial paper and general obligation, revenue, and project notes, as well as variable floating rate demand obligations.

How the Funds use them: The Funds may invest without limit in high-quality, short-term tax-free instruments.

Options and futures

Options represent a right to buy or sell a security at an agreed upon price at a future date. The purchaser of an option may or may not choose to go through with the transaction. The seller of an option, however, must go through the transaction if its purchaser exercises the option.

Futures contacts are agreements for the purchase or sale of securities (or index of securities) at a specified price, on a specified date. Unlike an option, a futures contract must be executed unless it is sold before the settlement date.

Certain options and futures may be considered to be derivative securities.

How the Funds use them: The Funds may invest in futures, options, and closing transactions related thereto. These activities will not be entered into for speculative purposes, but rather for hedging purposes and to facilitate the ability to quickly deploy into the market a Fund’s cash, short-term debt securities and other money market instruments at times when each Fund’s assets are not fully invested. Each Fund may only enter into these transactions for hedging purposes if it is consistent with the Fund’s respective investment objective and policies.

The Manager may invest up to an aggregate of 20% of a Fund’s net assets in futures, options, and swaps as long as the Fund’s investment in these securities, when aggregated with other taxable instruments and securities rated below investment grade (other than Delaware National High-Yield Municipal Bond Fund), does not exceed 20% of the Fund’s total net assets.

At times when the Manager anticipates adverse conditions, the Manager may want to protect gains on securities without actually selling them. The Funds might use futures or options on futures to neutralize the effect of any price declines, without selling a bond or bonds.

Use of these strategies can increase the operating costs of the Funds and can lead to loss of principal.

The Funds have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (CEA) and, therefore, are not subject to registration or regulation as a commodity pool operator under the CEA.

Repurchase agreements

Repurchase agreements are agreements between a buyer of securities, such as a fund, and a seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

How the Funds use them: Typically, we use repurchase agreements as a short-term investment for a Fund’s position. In order to enter into these repurchase agreements, a Fund must have collateral of at least 102% of the repurchase price. We will only enter into repurchase agreements in which the collateral is U.S. government securities. In the Manager’s discretion, a Fund may invest overnight cash balances in short-term discount notes issued or guaranteed by the U.S. government, its agencies or instrumentalities or government sponsored enterprises.

Restricted securities

Restricted securities are privately placed securities whose resale is restricted under securities law.

How the Funds use them: The Funds may invest without limitation in privately placed securities including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed a Fund’s 15% limit on illiquid securities.

Illiquid securities

Illiquid securities are securities that do not have a ready market, and cannot be readily sold within seven days at approximately the price at which a fund has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.

How the Funds use them: Each Fund may invest up to 15% of its net assets in illiquid securities.

Interest rate swap, index swap, and credit default swap agreements

In an interest rate swap, a fund receives payment from another party based on a floating interest rate in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse, with a fund receiving payments based on a fixed interest rate and making payments based on a floating interest rate.

In an index swap, a fund receives gains or incurs losses based on the total return of an index, in exchange for making fixed or floating interest rate payments to another party. An index swap can also work in reverse with a fund receiving interest payments from another party in exchange for movements in the total return of a specified index.

In a credit default swap, a fund may transfer the financial risk of a credit event occurring (a bond default, bankruptcy, restructuring, etc.) on a particular security or basket of securities to another party by paying that party a periodic premium; likewise, a fund may assume the financial risk of a credit event occurring on a particular security or basket of securities in exchange for receiving premium payments from another party.

At times when the Manager anticipates adverse conditions, the Manager may want to protect gains on securities without actually selling them. The Manager might use swaps to neutralize the effect of any price declines, without selling a bond or bonds.

Interest rate swaps, index swaps, and credit default swaps may be considered to be illiquid.

How the Funds use them: Each Fund may use interest rate swaps to adjust its sensitivity to interest rates by changing its duration. Each Fund may also use interest rate swaps to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that a Fund invests in and also as a substitute for futures, options, or forward contracts if such contracts are not directly available to a Fund on favorable terms. A Fund enters into credit default swaps in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.

Each Fund may invest up to an aggregate of 20% of its net assets in futures, options, and swaps (subject to each Fund’s 15% limitation on the aggregate notional amount of credit default swaps when a Fund is selling protection a security or purchasing protection on a security that the Fund does not own) as long as each Fund’s investment in these securities, when aggregated with other taxable investments and securities that are rated below investment grade (other than Delaware National High-Yield Municipal Bond Fund), does not exceed 20% of the Fund’s net assets.

Use of these strategies can increase the Funds’ operating costs and can lead to loss of principal.

Municipal leases and certificates of participation (COPs)

COPs are widely used by state and local governments to finance the purchase of property and facilities. COPs are like installment purchase agreements. A governmental corporation may create a COP when it issues long-term bonds to pay for the acquisition of property or facilities. The property or facilities are then leased to a municipality, which makes lease payments to repay interest and principal to the holders of the bonds. Once the lease payments are completed, the municipality gains ownership of the property for a nominal sum.

How the Funds use them: The Funds may invest without limit in municipal lease obligations primarily through COPs.

As with its other investments, the Manager expects each Fund’s investments in municipal lease obligations to be exempt from regular federal income taxes. Each Fund will rely on the opinion of the bond issuer’s counsel for a determination of the bond’s tax-exempt status.

A feature that distinguishes COPs from municipal debt is that leases typically contain a “nonappropriation” or “abatement” clause. This means that the municipality leasing the property or facility must use its best efforts to make lease payments, but may terminate the lease without penalty if its legislature or other appropriating body does not allocate the necessary money. In such a case, the creator of the COP, or its agent, is typically entitled to repossess the property. In many cases, however, the market value of the property will be principal to the holders of less than the amount the municipality was paying.

Zero coupon bonds

Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest. Therefore, they are issued and traded at a price lower than their face amounts or par value.

How the Funds use them: The Funds may invest in zero coupon bonds. The market prices of these bonds are generally more volatile than the market prices of securities that pay interest periodically and are likely to react to changes in interest rates to a greater degree than interest-paying bonds having similar maturities and credit quality. The bonds may have certain tax consequences which, under certain conditions, could be adverse to a Fund.

Downgraded quality ratings

The credit quality restrictions described above for each Fund apply only at the time of purchase. The Funds may continue to hold a security whose quality rating has been lowered or in the case of an unrated bond, after we have changed our assessment of its credit quality.

Borrowing from banks

Each Fund may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions but normally does not do so. Each Fund may borrow up to 10% of the value of its total assets (20% for Delaware National High-Yield Municipal Bond Fund). A Fund will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in a Fund being unable to meet its investment objective. The Funds will not borrow money in excess of one-third of the value of their assets.

Purchasing securities on a when-issued or delayed-delivery basis

Each Fund may buy securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. The Funds will designate cash or securities in amounts sufficient to cover obligations and will value the designated assets daily.

Lending securities

Delaware Tax-Free USA Intermediate Fund may lend up to 25% of its assets to qualified brokers/dealers and institutional investors for their use in securities transactions. Borrowers of the Fund’s securities must provide collateral to the Fund and adjust the amount of collateral each day to reflect changes in the value of loaned securities. These transactions, if any, may generate additional income for the Fund.

Concentration

Where the Manager feels there is a limited supply of appropriate investments, each Fund may concentrate its investments (invest more than 25% of total assets) in municipal obligations relating to similar types of projects or with other similar economic, business, or political characteristics (such as bonds of housing finance agencies or health care facilities). In addition, each Fund may invest more than 25% of its assets in industrial development bonds or, in the case of Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund, pollution control bonds, which may be backed only by the assets and revenues of a nongovernmental issuer. Each Fund will not, however, invest more than 25% of its total assets in bonds issued for companies in the same industry.

Temporary defensive measures

In response to unfavorable market conditions, each Fund may invest in taxable instruments for temporary defensive purposes. These could include securities such as obligations of the U.S. government, its agencies and instrumentalities, commercial paper, cash, certificates of deposit of domestic banks, repurchase agreements, reverse repurchase agreements, other cash equivalents, and other debt instruments. These investments may not be consistent with each Fund’s investment objective. To the extent that a Fund holds these investments, it may be unable to achieve its investment objective.

Portfolio turnover

It is possible that each Fund’s annual portfolio turnover may be greater than 100%. A turnover rate of 100% would occur if, for example, a Fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may result in increased transaction costs for investors and may affect each Fund’s performance.

The risks of investing in the Funds

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in a Fund, you should carefully evaluate the risks. Because of the nature of the Funds, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Funds. Please see the SAI for further discussion of these risks and other risks not discussed here.

Interest rate risk

Interest rate risk is the risk that securities, particularly bonds with longer maturities, will decrease in value if interest rates rise. The risk is greater for bonds with longer maturities than for those with shorter maturities.

Swaps and inverse floaters may be particularly sensitive to interest rate changes. Depending on the actual movements of interest rates and how well the portfolio manager anticipates them, a fund could experience a higher or lower return than anticipated.

How the Funds strive to manage it: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund do not try to increase return by predicting and aggressively capitalizing on interest rate moves. In an attempt to reduce interest rate risk, the Manager will adjust a Fund’s average maturity based on its view of interest rates. In anticipation of an interest rate decline, the Manager may extend average maturity and when the Manager anticipates an increase, it may shorten average maturity.

In an attempt to reduce interest rate risk, the Manager will adjust Delaware National High-Yield Municipal Bond Fund’s average maturity based on its view of interest rates. In anticipation of an interest rate decline, the Manager may extend average maturity and when the Manager anticipates an increase, it may shorten average maturity.

Market risk

Market risk is the risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of economic conditions, future expectations, or investor confidence.

Index swaps are subject to the same market risks as the investment market or sector that the index represents. Depending on the actual movements of the index and how well the portfolio manager forecasts these movements, a fund could experience a higher or lower return than anticipated.

How the Funds strive to manage it: The Funds maintain a long-term investment approach and focus on securities that the Manager believes can continue to provide returns over an extended time frame regardless of interim market fluctuations in the bond market.

In evaluating the use of an index swap, the Manager carefully considers how market changes could affect the swap and how that compares to a Fund investing directly in the market the swap is intended to represent.

Industry and security risks

Industry risk is the risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual security will decline because of changing expectations for the performance of the individual company issuing the stock or bond.

How the Funds strive to manage them: The Funds spread their assets across different types of municipal bonds and among bonds representing different industries and regions throughout the country in order to minimize the impact that a poorly performing security would have on a Fund. The Manager also follows a rigorous selection process before choosing securities for the portfolio.

Where the Manager feels there is a limited supply of appropriate investments, the Manager may concentrate each Fund’s investments in just a few industries. This will expose a Fund to greater industry and security risk.

Credit risk

Credit risk is the possibility that a bond’s issuer (or an entity that insures the bond) will be unable to make timely payments of interest and principal.

In the case of municipal bonds, issuers may be affected by poor economic conditions in their states.

How the Funds strive to manage it: The Manager conducts careful credit analysis of individual bonds; the Funds focus on high-quality bonds and limit their holdings of bonds rated below investment grade (except for Delaware National High-Yield Municipal Bond Fund); and the Funds hold a number of different bonds in the portfolios. All of this is designed to help reduce credit risk.

Delaware National High-Yield Municipal Bond Fund is subject to significant credit risk due to its investment in lower-quality, high yielding bonds. This risk is described more fully below.

High yield, high-risk municipal bond risk

Investing in so-called “junk” bonds entails the risk of principal loss, which may be greater than the risk involved in investment grade bonds. High yield bonds are sometimes issued by municipalities with less financial strength and therefore, less ability to make projected debt payments on the bonds.

Although experts disagree on the impact recessionary periods have had and will have on high yield municipal bonds, some analysts believe a protracted downturn would adversely affect the value of outstanding bonds and the ability of high yield issuers to repay principal and interest. In particular, for a high yield revenue bond, adverse economic conditions to the particular project or industry which backs the bond would pose a significant risk.

How the Funds strive to manage it: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund limit the amount of their respective portfolios which may be invested in lower-quality, higher yielding bonds.

This is a significant risk for Delaware National High-Yield Municipal Bond Fund. In striving to manage this risk, the Fund holds a number of different bonds representing a variety of industries and municipal projects, seeking to minimize the effect that any one bond may have on the portfolio.

Call risk

Call risk is the risk that a bond issuer will prepay the bond during periods of low interest rates, forcing investors to reinvest their money at interest rates that might be lower than rates on the called bond.

How the Funds strive to manage it: The Manager takes into consideration the likelihood of prepayment when it selects bonds and, in certain environments, the Manager may look for bonds that have protection against early prepayment.

Liquidity risk

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

There is generally no established retail secondary market for high yield securities. As a result, the secondary market for high yield securities is more limited and less liquid than other secondary securities markets. The high yield secondary market is particularly susceptible to liquidity problems when the institutions, such as mutual funds and certain financial institutions, which dominate it temporarily stop buying bonds for regulatory, financial, or other reasons.

Adverse publicity and investor perceptions may also disrupt the secondary market for high yield securities.

How the Funds strive to manage it: Each Fund’s exposure to illiquid securities is limited to no more than 15% of its net assets.

A less liquid secondary market may have an adverse effect on a Fund’s ability to dispose of particular issues, when necessary, to meet the Fund’s liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of the issuer. In striving to manage this risk, the Manager evaluates the size of a bond issuance as a way to anticipate its likely liquidity level.

Swap agreements may be treated as illiquid securities, but swap dealers may be willing to repurchase interest rate swaps within seven days.

Derivatives risk

Derivatives risk is the possibility that a fund may experience a significant loss if it employs a derivatives strategy (including a strategy involving inverse floaters, futures, options, and swaps such as interest rate swaps, index swaps, and credit default swaps) related to a security or a market index and that security or index moves in the opposite direction from what the portfolio manager had anticipated. A significant risk of derivative transactions is the creditworthiness of the counter-party, since the transaction depends on the willingness and ability of the counterparty to fulfill its contractual obligations. Derivatives also involve additional expenses, which could reduce any benefit or increase any loss to a fund from using the strategy.

How the Funds strive to manage it: The Funds will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, to improve diversification or to earn additional income. The Manager will generally not use derivatives for reasons inconsistent with a Fund’s investment objectives.

Alternative minimum tax risk

If a fund invests in bonds whose income is subject to an alternative minimum tax, that portion of the fund’s distributions would be taxable for shareholders who are subject to this tax.

How the Funds strive to manage it: Delaware Tax-Free Fund and Delaware Tax-Free USA Intermediate Fund each may invest up to 20% of their assets in bonds whose income is subject to the federal alternative minimum tax.

While each Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (i) a security issued as tax-exempt may be reclassified by the Internal Revenue Service (IRS), or a state tax authority, as taxable and/or (ii) future legislative, administrative, or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of a Fund’s shares, to decline.

Disclosure of portfolio holdings

A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio securities is available in the SAI.

Who manages the Funds

Investment manager

The Funds are managed by the Manager, a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Funds, manages the Funds’ business affairs, and provides daily administrative services. For its services to the Funds, the Manager was paid aggregate fees, net of fee waivers, during the last fiscal year as follows:

		Delaware Tax-Free	Delaware National High-

	Delaware Tax-Free	USA Intermediate	Yield Municipal Bond

	USA Fund	Fund	Fund

As a percentage of	0.45%	0.37%	0.42%
average daily net assets

A discussion of the basis for the Boards’ approval of the Funds’ investment advisory contracts will be available in the Funds’ annual report to shareholders for the period ended August 31, 2008.

Portfolio managers

Joseph R. Baxter, Robert F. Collins, and Stephen J. Czepiel each have an equal role in the management of the Funds. Mr. Baxter, Mr. Collins, and Mr. Czepiel assumed primary responsibility for making day-to-day investment decisions for the Funds in May 2003, June 2004, and July 2007, respectively.

Joseph R. Baxter

Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager

Joseph R. Baxter is the head of the municipal bond department and is responsible for setting the department’s investment strategy. He is also a co-portfolio manager of the firm’s municipal bond funds and several client accounts. Before joining Delaware Investments in 1999, he held investment positions with First Union, most recently as a municipal portfolio manager with the Evergreen Funds. Baxter received a bachelor’s degree in finance and marketing from La Salle University.

Robert F. Collins, CFA

Senior Vice President, Senior Portfolio Manager

Robert F. Collins is a member of the firm’s municipal fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He is a co-portfolio manager of several of the firm’s municipal bond funds and client accounts. Prior to joining Delaware Investments in 2004, he spent five years as a co-manager of the municipal portfolio management group within PNC Advisors, where he oversaw the tax-exempt investments of high net worth and institutional accounts. Before that, he headed the municipal fixed income team at Wilmington Trust, where he managed funds and high net worth accounts. Collins earned a bachelor’s degree in economics from Ursinus College, and he is also a former president of The Financial Analysts of Wilmington, Delaware.

Stephen J. Czepiel

Senior Vice President, Senior Portfolio Manager

Stephen J. Czepiel is a member of the firm’s municipal fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He is a co-portfolio manager of the firm’s municipal bond funds and client accounts. He joined Delaware Investments in July 2004 as a senior bond trader. Previously, he was vice president at both Mesirow Financial and Loop Capital Markets. He began his career in the securities industry in 1982 as a municipal bond trader at Kidder Peabody and now has more than 20 years of experience in the municipal securities industry. Czepiel earned his bachelor’s degree in finance and economics from Duquesne University.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Fund shares.

Manager of managers structure

The Funds and the Manager have received an exemptive order from the U.S. Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Boards, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Funds without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Funds’ Boards, for overseeing the Funds’ sub-advisors and recommending to the Boards their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Funds or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Funds, the Manager may, in the future, recommend to the Funds’ Boards the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Funds’ portfolios.

The Manager of Managers Structure enables the Funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Funds without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

Who’s who?

This diagram shows the various organizations involved in managing, administering, and servicing the Delaware Investments® Funds.

Board of trustees A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor. However, the Funds rely on certain exemptive rules adopted by the SEC that require their Boards to be composed of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund’s prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs. Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund’s average daily net assets. The investment manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian that segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors that are regulated as broker/dealers and are subject to the Financial Industry Regulatory Authority (FINRA) rules governing mutual fund sales practices.

Financial intermediary wholesaler Pursuant to a contractual arrangement with a fund’s distributor, a financial intermediary wholesaler is primarily responsible for promoting the sale of fund shares through broker/dealers, financial advisors, and other financial intermediaries.

Service agent Mutual fund companies employ service agents (sometimes called “transfer agents”) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains, and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights. Material changes in the terms of a fund’s management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

About your account

Investing in the Funds

Institutional Class shares are available for purchase only by the following:

  retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover IRAs from such plans;
  tax-exempt employee benefit plans of the Fund’s Manager or its affiliates and of securities dealer firms with a selling agreement with Delaware Distributors, L.P. (Distributor);
  institutional advisory accounts (including mutual funds) managed by the Manager or its affiliates and clients of Delaware Investment Advisers, an affiliate of the Manager, as well as the clients’ affiliates, and their corporate sponsors, subsidiaries, related employee benefit plans, and rollover IRAs of, or from, such institutional advisory accounts;
  a bank, trust company, or similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;
  registered investment advisors (RIAs) investing on behalf of clients that consist solely of institutions and high net worth individuals having at least $1 million entrusted to the RIAs for investment purposes. Use of the Institutional Class shares is restricted to RIAs who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients; or
  programs sponsored by financial intermediaries where such programs require the purchase of Institutional Class shares.

Payments to intermediaries

The Distributor, Lincoln Financial Distributors, Inc., and their affiliates may pay additional compensation (at their own expense and not as an expense of the Funds) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder servicing, including providing a Fund with “shelf space” or a higher profile with the Financial Intermediary’s consultants, salespersons, and customers (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Distributor may pay or allow its affiliates to pay other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the net asset value (NAV) or the price of a Fund’s shares.

For more information, please see the SAI.

How to buy shares

By mail

Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656 or 430 W. 7th Street, Kansas City, MO 64105-1407 for investments by overnight courier service. If you are making an initial purchase by mail, you must include a completed investment application with your check.

Please note that no purchase order submitted by mail will be accepted until such purchase order is received by Delaware Investments at P.O. Box 219656, Kansas City, MO 64121-9656 for investments by regular mail or 430 W. 7th Street, Kansas City, MO 64105-1407 for investments by overnight courier service. Please do not send purchase orders to 2005 Market Street, Philadelphia, PA 19103-7094.

By wire

Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, bank account number 8900403748. Include your account number and the name of the fund and class of shares in which you want to invest. If you are making an initial purchase by wire, you must first call us at 800 362-7500 so we can assign you an account number.

By exchange

You may exchange all or part of your investment in one or more Delaware Investments® Funds for shares of other Delaware Investments Funds. Please keep in mind, however, that you may not exchange your shares for Class A shares other than Delaware Cash Reserve Fund. You also may not exchange Institutional Class shares for Class B, Class C, or Class R shares. To open an account by exchange, call your client services representative at 800 362-7500.

Through your financial advisor

Your financial advisor can handle all the details of purchasing shares, including opening an account. Your financial advisor may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern time, you will pay that day’s closing share price, which is based on a Fund’s NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day’s price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each class of each Fund at the close of regular trading on the NYSE on each Business Day. The NAV per share for each class of a Fund is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Boards. We price fixed income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Boards that are designed to price securities at their fair market value.

Fair valuation

When the Funds use fair value pricing, they may take into account any factors they deem appropriate. The Funds may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broader stock market indices. The price of securities used by the Funds to calculate their respective NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Funds anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Funds may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

The Funds’ Boards have delegated responsibility for valuing the Funds’ assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Boards and which is subject to the Boards’ oversight.

Document delivery

If you have an account in the same Delaware Investments® Fund as another person or entity at your address, we send one copy of a Fund’s prospectus and annual and semiannual reports to that address, unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Funds. We will continue to send one copy of each of these documents to that address until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call your client services representative at 800 362-7500. We will begin sending you individual copies of these documents 30 days after receiving your request.

How to redeem shares

By mail

You may redeem your shares (sell them back to the Fund) by mail by writing to: Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656 or 430 W. 7th Street, Kansas City, MO 64105-1407 for redemptions by overnight courier service. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account.

Please note that no redemption order submitted by mail will be accepted until such redemption order is received by Delaware Investments at P.O. Box 219656, Kansas City, MO 64121-9656 for redemptions by regular mail or 430 W. 7th Street, Kansas City, MO 64105-1407 for redemptions by overnight courier service. Please do not send redemption requests to 2005 Market Street, Philadelphia, PA 19103-7094.

By telephone

You may redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

By wire

You may redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next Business Day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

Through your financial advisor

Your financial advisor can handle all the details of redeeming your shares (selling them back to the Fund). Your financial advisor may charge a separate fee for this service.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, and an authorized agent or we receive the request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next Business Day. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimum

If you redeem shares and your account balance falls below $250, a Fund may redeem your account after 60 days’ written notice to you.

Exchanges

You may generally exchange all or part of your shares for shares of the same class of another Delaware Investments® Fund. If you exchange shares to a fund that has a sales charge, you will pay any applicable sales charges on your new shares. You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the fund’s prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class A shares of another Delaware Investments Fund, other than Delaware Cash Reserve Fund. You may not exchange your shares for Class B, Class C, or Class R shares of another Delaware Investments Fund. We may refuse the purchase side of any exchange request, if, in the Manager’s judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected.

Frequent trading of Fund shares

The Funds discourage purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Funds’ Boards have adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Funds and their shareholders, such as market timing. The Funds will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive, rapid, short-term “roundtrips” – that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund’s shares. If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous short-term roundtrip in that fund, you may be considered a market timer. In determining whether market timing has occurred, the Funds will consider short-term roundtrips to include rapid purchases and sales of Fund shares through the exchange privilege. The Funds also reserve the right to consider other trading patterns to be market timing.

Your ability to use the Funds’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Funds reserve the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Funds’ market timing policy are not necessarily deemed accepted by the Funds and may be rejected by the Funds on the next Business Day following receipt by the Funds.

Redemptions will continue to be permitted in accordance with the Funds’ current Prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a contingent deferred sales charge, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

Each Fund reserves the right to modify this policy at any time without notice, including modifications to a Fund’s monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of each Fund’s shareholders. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Funds’ market timing policy does not require a Fund to take action in response to frequent trading activity. If a Fund elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a Fund’s shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund’s shares may also force a Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect a Fund’s performance if, for example, a Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time the fund calculates its NAV (normally 4:00 p.m. Eastern time). Developments that occur between the closing of the foreign market and a fund’s NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund’s NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed-income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures The Funds, through their transfer agent, maintain surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in Fund shares for violations of the Funds’ market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Funds may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of a Fund, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Funds will attempt to have financial intermediaries apply the Funds' monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, to the extent that a financial intermediary is not able or willing to monitor or enforce the Funds' frequent trading policy with respect to an omnibus account, the Funds or their agents may require the financial intermediary to impose its frequent trading policy, rather than the Funds' policy, to shareholders investing in the Fund through the financial intermediary.

A financial intermediary may impose different requirements or have additional restrictions on the frequency of trading than the Funds. Such restrictions may include without limitation, requiring the trades to be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently purchased or redeemed Fund shares and similar restrictions. The Funds' ability to impose such restrictions with respect to accounts traded through particular financial intermediaries may vary depending on systems capabilities, applicable contractual and legal restrictions, and cooperation of those financial intermediaries.

You should consult your financial intermediary regarding the application of such restrictions and to determine whether your financial intermediary imposes any additional or different limitations. In an effort to discourage market timers in such accounts, the Funds may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing

Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Funds and their agents to detect market timing in Fund shares, there is no guarantee that the Funds will be able to identify these shareholders or curtail their trading practices. In particular, the Funds may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions. Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, each Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare all its net investment income, if any, on a daily basis and distribute it to shareholders as dividends monthly. Each Fund will distribute net realized capital gains, if any, at least annually usually in December. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual statements. Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year. The Funds are required to include on your information statement, exempt-interest dividends and the separately-identified portion that constitutes an item of tax preference for purposes of the alternative minimum tax (“tax-exempt AMT interest”). Distributions declared in December to shareholders of record in such month but paid in January are taxable as if they were paid in December. The Funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, each Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, a Fund will send you a corrected Form 1099-DIV to reflect reclassified information.

Avoid “buying a dividend.” If you are a taxable investor and invest in a Fund shortly before the record date of a capital gains distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax considerations. Dividends and distributions paid by each Fund may consist of exempt-interest dividends, ordinary dividends, and capital gain distributions as described below:

Exempt-interest dividends. Dividends from the Funds will consist primarily of exempt-interest dividends from interest earned on municipal securities. In general, exempt-interest dividends are exempt from regular federal income tax. Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states. The right of a state to exempt from taxation interest on its own state and local obligations while taxing the interest on out-of-state municipal securities was recently affirmed by the U.S. Supreme Court in Kentucky v. Davis.

Because of these tax exemptions, a tax-free fund may not be a suitable investment for retirement plans and other tax-exempt investors. Corporate shareholders should note that these dividends may be fully taxable in states that impose corporate franchise taxes, and they should consult with their tax advisors about the taxability of this income before investing in a Fund.

Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits. Each Fund may invest a portion of its assets in private activity bonds. The income from these bonds is a tax preference item when determining your federal alternative minimum tax.

While each Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (i) a security issued as tax-exempt may be reclassified by the IRS, or a state tax authority, as taxable and/or (ii) future legislative, administrative, or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of a Fund’s shares, to decline.

Taxable income dividends. Each Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. Each Fund also may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will not be treated as qualified dividend income subject to reduced rates of taxation for individuals. Distributions of ordinary income are taxable whether you reinvest your distributions in additional Fund shares or receive them in cash.

Capital gain distributions. Each Fund also may realize net long-term capital gains from the sale of its portfolio securities. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.

Sales or exchanges of Fund shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Delaware Investments® Fund is the same as a sale.

Backup withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale or redemption of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Other. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Fund from long-term capital gains, if any, exempt-interest dividends, and, with respect to taxable years of a Fund that begin before January 1, 2010 (sunset date), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Financial highlights

The Institutional Class of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund do not have a financial history as of the date of this Prospectus. As a result, the financial highlights tables are intended to help you understand the financial performance of each Fund’s Class A shares for the past five years. All “per share” information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with each Fund’s financial statements, are included in the Funds’ annual reports, which are available upon request by calling 800 362-7500.

			Class A
			Year ended 8/31

Delaware Tax-Free USA Fund	2008	2007	2006	2005	2004

Net asset value, beginning of period	$11.230	$11.570	$11.760	$11.460	$11.170

Income (loss) from investment operations:

Net investment income	0.462	0.466	0.458	0.512	0.538

Net realized and unrealized gain (loss)
on investments	(0.260)	(0.337)	(0.186)	0.300	0.290

Total from investment operations	0.202	0.129	0.272	0.812	0.828

Less dividends and distributions from:

Net investment income	(0.462)	(0.469)	(0.462)	(0.512)	(0.538)

Total dividends and distributions	(0.462)	(0.469)	(0.462)	(0.512)	(0.538)

Net asset value, end of period	$10.970	$11.230	$11.570	$11.760	$11.460

Total return[1]	1.82%	1.08%	2.42%	7.23%	7.54%

Ratios and supplemental data:

Net assets, end of period (000 omitted)	$510,822	$735,584	$656,813	$453,982	$456,192

Ratio of expenses to average net assets	0.85%	0.87%	0.86%	0.86%	0.87%

Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	0.94%	0.95%	1.00%	0.98%	0.93%

Ratio of net investment income to average net assets	4.13%	4.03%	3.97%	4.43%	4.72%

Ratio of net investment income to average net assets prior to fees waived and expense paid
indirectly	4.04%	3.95%	3.83%	4.31%	4.66%

Portfolio turnover	28%	36%	41%	47%	32%

1	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

			Class A

Delaware Tax-Free			Year ended 8/31

USA Intermediate Fund	2008	2007	2006	2005	2004

Net asset value, beginning of period	$11.210	$11.470	$11.610	$11.390	$11.010

Income (loss) from investment operations:

Net investment income	0.383	0.414	0.408	0.410	0.419

Net realized and unrealized gain (loss)
on investments	0.041	(0.260)	(0.140)	0.220	0.380

Total from investment operations	0.424	0.154	0.268	0.630	0.799

Less dividends and distributions from:

Net investment income	(0.384)	(0.414)	(0.408)	(0.410)	(0.419)

Total dividends and distributions	(0.384)	(0.414)	(0.408)	(0.410)	(0.419)

Net asset value, end of period	$11.250	$11.210	$11.470	$11.610	$11.390

Total return[1]	3.83%	1.34%	2.38%	5.63%	7.36%

Ratios and supplemental data:

Net assets, end of period (000 omitted)	$407,729	$306,215	$204,525	$120,273	$77,448

Ratio of expenses to average net assets	0.75%	0.76%	0.75%	0.79%	0.80%[2]

Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	1.03%	1.03%	1.07%	1.11%	1.09%

Ratio of net investment income to average net assets	3.38%	3.60%	3.56%	3.55%	3.70%

Ratio of net investment income to average net assets prior to fees waived and expense paid
indirectly	3.10%	3.33%	3.24%	3.23%	3.41%

Portfolio turnover	28%	40%	37%	18%	27%

1	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

2	Ratio for the year ended August 31, 2004, including fees paid indirectly in accordance with Securities and Exchange Commission rules was 0.82%.

			Class A
			Year ended 8/31

Delaware National High-Yield Municipal Bond Fund	2008	2007	2006	2005	2004

Net asset value, beginning of period	$10.030	$10.320	$10.380	$10.010	$9.730

Income (loss) from investment operations:

Net investment income	0.484	0.482	0.477	0.503	0.496

Net realized and unrealized gain (loss)
on investments	(0.520)	(0.290)	(0.060)	0.371	0.280

Total from investment operations	(0.036)	0.192	0.417	0.874	0.776

Less dividends and distributions from:

Net investment income	(0.484)	(0.482)	(0.477)	(0.504)	(0.496)

Total dividends and distributions	(0.484)	(0.482)	(0.477)	(0.504)	(0.496)

Net asset value, end of period	$9.510	$10.030	$10.320	$10.380	$10.010

Total return[1]	(0.37%)	1.82%	4.15%	8.93%	8.13%

Ratios and supplemental data:

Net assets, end of period (000 omitted)	$67,762	$65,143	$68,663	$66,451	$56,698

Ratio of expenses to average net assets	0.90%	0.91%	0.90%	0.93%	1.00%

Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	1.04%	1.03%	1.02%	1.01%	1.02%

Ratio of net investment income to average net assets	4.94%	4.66%	4.66%	4.92%	5.00%

Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	4.80%	4.54%	4.54%	4.84%	4.98%

Portfolio turnover	24%	37%	73%	36%	46%

1	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

How to read the financial highlights

Net investment income

Net investment income includes dividend and interest income earned from a fund’s investments; it is calculated after expenses have been deducted.

Net realized and unrealized gain (loss) on investments

A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain, if any, that we pay to shareholders would be listed under “Less dividends and distributions from: net realized gain on investments.”

Net asset value (NAV)

This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return

This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets

Net assets represent the total value of all the assets in a fund’s portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets

The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets

We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover

This figure tells you the amount of trading activity in a fund’s portfolio. A turnover rate of 100% would occur if, for example, a fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

Contact information

Web site www.delawareinvestments.com

E-mail service@delinvest.com

Client services representative

800 362-7500

Delaphone service

800 362-FUND (800 362-3863)

¡ For convenient access to account information or current performance information on all Delaware Investments® Funds seven days a week, 24 hours a day, use this touch-tone service.

¡ Written correspondence: P.O. Box 219656, Kansas City, MO 64121-9656 or 430 W. 7th Street, Kansas City, MO 64105-1407.

	CUSIP	Nasdaq

Delaware Tax-Free USA Fund symbols

Institutional Class	24610H104	DTFIX

Delaware Tax-Free USA Intermediate Fund symbols

Institutional Class	24610H203	DUSIX

Delaware National High-Yield Municipal Bond Fund
symbols

Institutional Class	24610H302	DVHIX

Additional information about the Funds’ investments is available in their annual and semiannual shareholder reports. In the Funds’ annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the period covered by the report. You can find more information about the Funds in the current SAI, which is filed electronically with the SEC, and which is legally a part of this Prospectus (it is incorporated by reference). To receive a free copy of the SAI, or the annual or semiannual report, or if you have any questions about investing in the Funds, write to us at P.O. Box 219656, Kansas City, MO 64121-9656 by regular mail or 430 W. 7th Street, Kansas City, MO 64105-1407 by overnight courier service, or call toll-free 800 362-7500. The Funds’ SAI and shareholder reports are available, free of charge, through the Funds’ Web site (www.delawareinvestments.com). You may also obtain additional information about the Funds from your financial advisor.

You can find reports and other information about the Funds on the EDGAR database on the SEC Web site (www.sec.gov). You can get copies of this information, after paying a duplication fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, DC 20549-0102. Information about the Funds, including their SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 202 551-8090.

Investment Company Act file numbers: 811-03850 and 811-07742

PR-585 [--] DG3 12/08

PO 13556

STATEMENT OF ADDITIONAL INFORMATION
December [30], 2008

DELAWARE GROUP TAX-FREE FUND (“TAX-FREE FUND”)

     Delaware Tax-Free USA Fund
Delaware Tax-Free USA Intermediate Fund

VOYAGEUR MUTUAL FUNDS
Delaware National High-Yield Municipal Bond Fund

2005 Market Street, Philadelphia, PA 19103-7094

For Prospectus, Performance, and Information on Institutional Class Shares: 800 362-7500 For Dealer Services (Broker/Dealers only): 800 362-7500

     This Statement of Additional Information (“Part B”) describes the Institutional Class shares (of Delaware Tax-Free USA Fund (“USA Fund”), Delaware Tax-Free USA Intermediate Fund (“Intermediate Fund”), and Delaware National High-Yield Municipal Bond Fund (“National High-Yield Fund”) (each individually, a “Fund,” and collectively, the “Funds”), which are series of the registered investment companies indicated above (each a “Trust” and together, the “Trusts”). Each Fund also offers Class A, B, and C Shares (the “Fund Classes”), which are described in a separate prospectus and a separate statement of additional information. The Funds’ investment manager is Delaware Management Company (the “Manager”), a series of Delaware Management Business Trust.

     This Part B supplements the information contained in the Institutional Class prospectus for the Funds (the “Prospectus”), dated December [30], 2008, as it may be amended from time to time. This Part B should be read in conjunction with the Prospectus. This Part B is not itself a Prospectus but is, in its entirety, incorporated by reference into the Prospectus. A Prospectus may be obtained by writing or calling your investment dealer or by contacting the Funds’ national distributor, Delaware Distributors, L.P. (the “Distributor”), at P.O. Box 219656, Kansas City, MO 64121-9656 by regular mail or 430 W. 7th Street, Kansas City, MO 64105 by overnight courier service, or by phone toll-free at 800 523-1918. Please do not send any correspondence to 2005 Market Street, Philadelphia, PA 19103-7094.

TABLE OF CONTENTS

	Page		Page

Organization and Classification	2	Purchasing Shares	33

Investment Objectives, Restrictions and Policies	2	Investment Plans	35

Investment Strategies and Risks	5	Determining Offering Price and Net Asset Value	35

Insurance	17	Redemption and Exchange	36

Disclosure of Portfolio Holdings Information	19	Distributions and Taxes	39

Management of the Trusts	20	Performance Information	46

Investment Manager and Other Service Providers	27	Financial Statements	46

Portfolio Managers	29	Principal Holders	47

Trading Practices and Brokerage	31	Appendix A – Description of Ratings	48

Capital Structure	33

AI-011 [--] CC 10/04

ORGANIZATION AND CLASSIFICATION

Organization

     Delaware Group Tax-Free Fund was originally organized as a Maryland corporation on August 17, 1983. Voyageur Mutual Funds was originally organized as a Minnesota corporation in April 1993. Both Trusts were reorganized as Delaware statutory trusts on November 1, 1999.

Classification

     The Trusts are open-end management investment companies. Each Fund’s portfolio of assets is non-diversified as defined by the Investment Company Act of 1940, as amended (the “1940 Act”).

INVESTMENT OBJECTIVES, RESTRICTIONS AND POLICIES

Investment Objectives

     Each Fund’s investment objective is described in the Prospectus. Each Fund’s investment objective is fundamental, and may not be changed without shareholder approval.

Fundamental Investment Restrictions

     Each Fund has adopted the following restrictions that cannot be changed without approval by the holders of a “majority” of the Fund’s outstanding shares, which is a vote by the holders of the lesser of (i) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

Each Fund may not:

     1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations or certificates of deposit.

     2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

     3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act, as amended (the “1933 Act”).

     4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

     5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

     6. Make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Non-Fundamental Investment Restriction

     In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectus, each Fund will be subject to the following investment restriction, which is considered non-fundamental and may be changed by each Fund’s respective Board of Trustees (each a “Board” and together, the “Boards”) without shareholder approval: The Funds may not invest more than 15% of their respective net assets in securities that they cannot sell or dispose of in the ordinary course of business within seven days at approximately the value that the applicable Fund has valued the investment.

     Except for the Fund’s policy with respect to borrowing, any investment restriction or limitation which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or a utilization of assets and such excess results therefrom.

     Concentration Policy. In applying a Fund’s policy on concentration: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset backed securities will be classified according to the underlying assets securing such securities.

     National High-Yield Fund may not invest more than 25% of its total assets in the securities of any industry, although, for purposes of this limitation, tax-exempt securities and U.S. government obligations are not considered to be part of any industry. The Fund may invest more than 25% of its total assets in industrial development revenue bonds. In addition, it is possible that the Fund from time to time will invest more than 25% of its total assets in a particular segment of the municipal bond market, such as housing, health care, utility, transportation, education or industrial obligations. In such circumstances, economic, business, political or other changes affecting one bond (such as proposed legislation affecting the financing of a project; shortages or price increases of needed materials; or a declining market or need for the project) might also affect other bonds in the same segment, thereby potentially increasing market or credit risk.

     Housing Obligations. The Fund may invest, from time to time, more than 25% of its total assets in obligations of public bodies, including state and municipal housing authorities, issued to finance the purchase of single-family mortgage loans or the construction of multifamily housing projects. Economic and political developments, including fluctuations in interest rates, increasing construction and operating costs and reductions in federal housing subsidy programs, may adversely impact on revenues of housing authorities. Furthermore, adverse economic conditions may result in an increasing rate of default of mortgagors on the underlying mortgage loans. In the case of some housing authorities, inability to obtain additional financing also could reduce revenues available to pay existing obligations. Single-family mortgage revenue bonds are subject to extraordinary mandatory redemption at par at any time in whole or in part from the proceeds derived from prepayments of underlying mortgage loans and also from the unused proceeds of the issue within a stated period which may be within a year from the date of issue.

     Health Care Obligations. The Fund may invest, from time to time, more than 25% of its total assets in obligations issued by public bodies, including state and municipal authorities, to finance hospital or health care facilities or equipment. The ability of any health care entity or hospital to make payments in amounts sufficient to pay maturing principal and interest obligations is generally subject to, among other things, the capabilities of its management, the confidence of physicians in management, the availability of physicians and trained support staff, changes in the population or economic condition of the service area, the level of and restrictions on federal funding of Medicare and federal and state funding of Medicaid, the demand for services, competition, rates, government regulations and licensing requirements and future economic and other conditions, including any future health care reform.

     Utility Obligations. The Fund may invest, from time to time, more than 25% of its total assets in obligations issued by public bodies, including state and municipal utility authorities, to finance the operation or expansion of utilities. Various future economic and other conditions may adversely impact utility entities, including inflation, increases in financing requirements, increases in raw material costs and other operating costs, changes in the demand for services and the effects of environmental and other governmental regulations.

     Transportation Obligations. The Fund may invest, from time to time, more than 25% of its total assets in obligations issued by public bodies, including state and municipal authorities, to finance airports and highway, bridge and toll road facilities. The major portion of an airport’s gross operating income is generally derived from fees received from signatory airlines pursuant to use agreements which consist of annual payments for airport use, occupancy of certain terminal space, service fees and leases. Airport operating income may therefore be affected by the ability of the airlines to meet their obligations under the use agreements. The air transport industry is experiencing significant variations in earnings and traffic, due to increased competition, excess capacity, increased costs, deregulation, traffic constraints and other factors, and several airlines are experiencing severe financial difficulties. The revenues of issuers which derive their payments from bridge, road or tunnel toll revenues could be adversely affected by competition from toll-free vehicular bridges and roads and alternative modes of transportation. Such revenues could also be adversely affected by a reduction in the availability of fuel to motorists or significant increases in the costs thereof.

     Education Obligations. The Fund may invest, from time to time, more than 25% of its total assets in obligations of issuers which are, or which govern the operation of, schools, colleges and universities and whose revenues are derived mainly from tuition, dormitory revenues, grants and endowments. General problems of such issuers include the prospect of a declining percentage of the population consisting of college aged individuals, possible inability to raise tuition and fees sufficiently to cover increased operating costs, the uncertainty of continued receipt of federal grants, state funding and alumni support, and government legislation or regulations which may adversely affect the revenues or costs of such issuers.

     Industrial Revenue Obligations. The Fund may invest, from time to time, more than 25% of its total assets in obligations issued by public bodies, including state and municipal authorities, to finance the cost of acquiring, constructing or improving various industrial projects. These projects are usually operated by corporate entities. Issuers are obligated only to pay amounts due on the bonds to the extent that funds are available from the unexpended proceeds of the bonds or receipts or revenues of the issuer under an arrangement between the issuer and the corporate operator of a project. The arrangement may be in the form of a lease, installment sale agreement, conditional sale agreement or loan agreement, but in each case the payments of the issuer are designed to be sufficient to meet the payments of amounts due on the bonds. Regardless of the structure, payment of bonds is solely dependent upon the creditworthiness of the corporate operator of the project and, if applicable, the corporate guarantor. Corporate operators or guarantors may be affected by many factors which may have an adverse impact on the credit quality of the particular company or industry. These include cyclicality of revenues and earnings, regulatory and environmental restrictions, litigation resulting from accidents or deterioration resulting from leveraged buy-outs or takeovers. The bonds may be subject to special or extraordinary redemption provisions which may provide for redemption at par or accredited value, plus, if applicable, a premium.

     Other Risks. The exclusion from gross income for purposes of federal income taxes for certain housing, health care, utility, transportation, education and industrial revenue bonds depends on compliance with relevant provisions of the Code. The failure to comply with these provisions could cause the interest on the bonds to become includable in gross income, possibly retroactively to the date of issuance, thereby reducing the value of the bonds, subjecting shareholders to unanticipated tax liabilities and possibly requiring the Fund to sell the bonds at the reduced value. Furthermore, such a failure to meet these ongoing requirements may not enable the holder to accelerate payment of the bond or require the issuer to redeem the bond.

Portfolio Turnover

     Portfolio trading will be undertaken principally to accomplish each Fund’s respective investment objective. The Funds are free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code of 1986, as amended (the “Code”), and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of each Fund’s respective investment objective. The Funds will not attempt to achieve or be limited to a predetermined rate of portfolio turnover. Such turnover always will be incidental to transactions undertaken with a view to achieving each Fund’s respective investment objective.

     The portfolio turnover rate tells you the amount of trading activity in a Fund’s portfolio. A turnover rate of 100% would occur, for example, if all of a Fund’s investments held at the beginning of a year were replaced by the end of the year, or if a single investment was frequently traded. The turnover rate also may be affected by cash requirements from redemptions and repurchases of a Fund’s shares. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains. In investing to achieve its investment objective, a Fund may hold securities for any period of time.

     It is generally anticipated that USA Fund’s and National High-Yield Fund’s portfolio turnover rate will be less than 100% and that Intermediate Fund’s portfolio turnover may exceed 100%.

For the fiscal years ended August 31, 2007 and 2008, the Funds’ portfolio turnover rates were as follows:

Fund	2008	2007

USA Fund	28%	36%

Intermediate Fund	28%	40%

National High-Yield Fund	24%	37%

INVESTMENT STRATEGIES AND RISKS

     The Funds’ investment objectives, strategies, and risks are described in the Prospectus. The following discussion supplements the description of the Funds’ investment strategies and risks that are included in the Prospectus.

     The Funds invest primarily in tax-exempt obligations. The term “Tax Exempt Obligations” refers to debt obligations issued by or on behalf of a state or territory or its agencies, instrumentalities, municipalities and political subdivisions, the interest payable on which is, in the opinion of bond counsel, excludable from gross income for purposes of federal income taxation (except, in certain instances, the alternative minimum tax, depending upon the shareholder’s tax status) and with respect to the Funds, personal income tax of the state specified in a Fund’s name, if any. Tax Exempt Obligations are generally issued to obtain funds for various public purposes, including the construction or improvement of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Tax Exempt Obligations may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, Tax Exempt Obligations may be issued by or on behalf of public bodies to obtain funds to provide for the construction, equipping, repair or improvement of housing facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities and certain local facilities for water supply, gas, electricity, sewage or solid waste disposal.

     Securities in which the Funds may invest, including Tax Exempt Obligations, are subject to the provisions of bankruptcy, insolvency, reorganization and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by the United States Congress or a state’s legislature extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations within constitutional limitations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest on and principal of their Tax Exempt Obligations may be materially affected.

     From time to time, legislation has been introduced in the United States Congress for the purpose of restricting the availability of or eliminating the federal income tax exemption for interest on Tax Exempt Obligations, some of which have been enacted. Additional proposals may be introduced in the future which, if enacted, could affect the availability of Tax Exempt Obligations for investment by the Funds and the value of each Fund’s portfolio. In such event, management of the Funds may discontinue the issuance of shares to new investors and may reevaluate each Fund’s investment objective and policies and submit possible changes in the structure of each Fund for shareholder approval.

     To the extent that the ratings given by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s (“S&P”), or Fitch, Inc. (“Fitch”) for Tax Exempt Obligations may change as a result of changes in such organizations or their rating systems, the Funds will attempt to use comparable ratings as standards for their investments in accordance with the investment policies contained in the Funds’ Prospectus and this Part B. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the Tax Exempt Obligations which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings provide an initial criterion for selection of portfolio investments, the Manager will subject these securities to other evaluative criteria prior to investing in such securities.

Advance Refunded Bonds

     Escrow secured bonds or defeased bonds are created when an issuer refunds in advance of maturity (or pre-refunds) an outstanding bond issue which is not immediately callable, and it becomes necessary or desirable to set aside funds for redemption of the bonds at a future date. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest of the advance refunded bond. Escrow secured bonds will often receive a rating of triple A from S&P and Moody’s.

Credit Default Swaps

     Each Fund may enter into credit default swap (“CDS”) contracts to the extent consistent with its investment objectives and strategies. A CDS contract is a risk-transfer instrument (in the form of a derivative security) through which one party (the “purchaser of protection”) transfers to another party (the “seller of protection”) the financial risk of a Credit Event (as defined below), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic premium. In the most general sense, the benefit for the purchaser of protection is that, if a Credit Event should occur, it has an agreement that the seller of protection will make it whole in return for the transfer to the seller of protection of the reference security or securities. The benefit for the seller of protection is the premium income it receives. A Fund might use CDS contracts to limit or to reduce the risk exposure of the Fund to defaults of the issuer or issuers of the Fund’s portfolio holdings (i.e., to reduce risk when the Fund owns or has exposure to such securities). A Fund also might use CDS contracts to create or vary exposure to securities or markets.

     CDS transactions may involve general market, illiquidity, counterparty and credit risks. CDS prices may also be subject to rapid movements in response to news and events affecting the underlying securities. The aggregate notional amount (typically, the principal amount of the reference security or securities) of a Fund’s investments in the CDS contracts will be limited to 15% of the Fund’s total net assets. As the purchaser or seller of protection, a Fund may be required to segregate cash or other liquid assets to cover its obligations under certain CDS contracts.

     Where a Fund is a purchaser of protection, it will designate on its books and records cash or liquid securities sufficient to cover its premium payments under the CDS. To the extent that the Fund, as a purchaser of protection, may be required in the event of a credit default to deliver to the counterparty (1) the reference security (or basket of securities), (2) a security (or basket of securities) deemed to be the equivalent of the reference security

(or basket of securities), or (3) the negotiated monetary value of the obligation, the Fund will designate the reference security (or basket of securities) on its books and records as being held to satisfy its obligation under the CDS or, where the Fund does not own the reference security (or basket of securities), the Fund will designate on its books and records cash or liquid securities sufficient to satisfy the potential obligation. To the extent that the Fund, as a seller of protection, may be required in the event of a credit default to deliver to the counterparty some or all of the notional amount of the CDS, it will designate on its books and records cash or liquid securities sufficient to cover the obligation. If the CDS permits the Fund to offset its obligations against the obligations of the counterparty under the CDS, then the Fund will only designate on its books and records cash or liquid securities sufficient to cover the Fund’s net obligation to the counterparty, if any. All cash and liquid securities designated by the Fund to cover its obligations under CDSs will be marked to market daily to cover these obligations.

     As the seller of protection in a CDS contract, a Fund would be required to pay the par (or other agreed-upon) value of a reference security (or basket of securities) to the counterparty in the event of a default, bankruptcy, failure to pay, obligation acceleration, modified restructuring or agreed upon event (each of these events is a “Credit Event”). If a Credit Event occurs, a Fund generally would receive the security or securities to which the Credit Event relates in return for the payment to the purchaser of the par value. Provided that no Credit Event occurs, a Fund would receive from the counterparty a periodic stream of payments over the term of the contract in return for this credit protection. In addition, if no Credit Event occurs during the term of the CDS contact, a Fund would have no delivery requirement or payment obligation to the purchaser of protection. As the seller of protection, a Fund would have credit exposure to the reference security (or basket of securities). A Fund will not sell protection in a CDS contract if it cannot otherwise hold the security (or basket of securities).

     As the purchaser of protection in a CDS contract, the Fund would pay a premium to the seller of protection. In return, the Fund would be protected by the seller of protection from a Credit Event on the reference security (or basket of securities). A risk in this type of transaction is that the seller of protection may fail to satisfy its payment obligations to a Fund if a Credit Event should occur. This risk is known as counterparty risk and is described in further detail below.

     If the purchaser of protection does not own the reference security (or basket of securities), the purchaser of protection may be required to purchase the reference security (or basket of securities) in the case of a Credit Event on the reference security (or basket of securities). If the purchaser of protection cannot obtain the security (or basket of securities), it may be obligated to deliver a security (or basket of securities) that is deemed to be equivalent to the reference security (or basket of securities) or the negotiated monetary value of the obligation.

     Each CDS contract is individually negotiated. The term of a CDS contract, assuming no Credit Event occurs, is typically between two and five years. CDS contracts may be unwound through negotiation with the counterparty. Additionally, a CDS contract may be assigned to a third party. In either case, the unwinding or assignment involves the payment or receipt of a separate payment by a Fund to terminate the CDS contract.

     Counterparty risk. A significant risk in CDS transactions is the creditworthiness of the counterparty because the integrity of the transaction depends on the willingness and ability of the counterparty to meet its contractual obligations. If there is a default by a counterparty who is a purchaser of protection, a Fund’s potential loss is the agreed upon periodic stream of payments from the purchaser of protection. If there is a default by a counterparty that is a seller of protection, a Fund’s potential loss is the failure to receive the par value or other agreed upon value from the seller of protection if a Credit Event occurs. CDS contracts do not involve the delivery of collateral to support each party’s obligations; therefore, a Fund will only have contractual remedies against the counterparty pursuant to the CDS agreement. As with any contractual remedy, there is no guarantee that a Fund would be successful in pursuing such remedies. For example, the counterparty may be judgment proof due to insolvency. A Fund thus assumes the risk that it will be delayed or prevented from obtaining payments owed to it.

Floating Rate or Variable Demand Notes

     The Funds may purchase “floating-rate” and “variable-rate” obligations. Variable or floating rate demand notes (“VRDNs”) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates, either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The interest rates are adjustable at intervals ranging from daily to up to six months to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments are typically based upon the price rate of a bank or some other appropriate interest rate adjustment index. The Manager will decide which variable or floating rate demand instruments a Fund will purchase in accordance with procedures prescribed by the Boards to minimize credit risks. Any VRDN must be of high quality as determined by the Manager and subject to review by the Boards, with respect to both its long-term and short-term aspects, except where credit support for the instrument is provided even in the event of default on the underlying security, the Fund may rely only on the high quality character of the short-term aspect of the demand instrument, i.e., the demand feature. A VRDN which is unrated must have high quality characteristics similar to those rated in accordance with policies and guidelines determined by the Boards. If the quality of any VRDN falls below the quality level required by the Boards and any applicable rules adopted by the SEC, a Fund must dispose of the instrument within a reasonable period of time by exercising the demand feature or by selling the VRDN in the secondary market, whichever is believed by the Manager to be in the best interests of the Fund and its shareholders.

     Variable and floating rate notes for which no readily available market exists will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceed 15% of a Fund's net assets only if such notes are subject to a demand feature that will permit the Fund to demand payment of the principal within seven days after demand by the Fund. If not rated, such instruments must be found by the Manager under guidelines established by a Fund's Board, to be of comparable quality to instruments that are rated high quality. A rating may be relied upon only if it is provided by an NRSRO that is not affiliated with the issuer or guarantor of the instruments.

Forward Commitments

     New issues of Municipal Obligations (as defined below) and other securities are often purchased on a “when issued” or delayed delivery basis, with delivery and payment for the securities normally taking place 15 to 45 days after the date of the transaction. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. Each Fund may enter into such “forward commitments” if it holds, and maintains until the settlement date, cash or liquid securities in an amount sufficient to meet the purchase price. There is no percentage limitation on a Fund’s total assets which may be invested in forward commitments. Municipal Obligations purchased on a when-issued basis and the securities held in the Fund’s portfolio are subject to changes in value (both generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Municipal Obligations purchased on a when-issued basis may expose the Fund to risk because they may experience such fluctuations prior to their actual delivery. Purchasing Municipal Obligations on a when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Any significant commitment by a Fund to the purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value (“NAV”). Although a Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if the Fund’s Manager deems it appropriate to do so. A Fund may realize short-term profits or losses upon the sale of forward commitments.

Illiquid Investments/Restricted Securities

     Each Fund is permitted to invest up to 15% of the value of its net assets in illiquid investments. An investment is generally deemed to be “illiquid” if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the investment company is valuing the investment. “Restricted securities” are securities which were originally sold in private placements and which have not been registered under the Securities 1933. Such securities generally have been considered illiquid by the staff of the SEC, since such securities may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act. However, the SEC has acknowledged that a market exists for certain restricted securities (for example, securities qualifying for resale to certain “qualified institutional buyers” pursuant to Rule 144A under the 1933 Act, certain forms of interest-only and principal-only, mortgaged-backed U.S. government securities and commercial paper issued pursuant to the private placement exemption of Section 4(2) of the 1933 Act). The Funds may invest without limitation in these forms of restricted securities if such securities are deemed by the Manager to be liquid in accordance with standards established by each Fund’s Board. Under these guidelines, the Manager must consider, among other things: (a) the frequency of trades and quotes for the security, (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (c) dealer undertakings to make a market in the security, and (d) the nature of the security and the nature of the marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer.)

     If the Manager determines that a Rule 144A Security that was previously determined to be liquid is no longer liquid and, as a result, a Fund’s holdings of illiquid securities exceed such Fund’s 15% limit on investment in such securities, the Manager will determine what action to take to ensure that such Fund continues to adhere to such limitation.

     At the present time, it is not possible to predict with accuracy how the markets for certain restricted securities will develop. Investing in restricted securities could have the effect of increasing the level of a Fund’s illiquidity to the extent that qualified purchasers of the securities become, for a time, uninterested in purchasing these securities.

     As described in the Funds’ Prospectus, the Funds are permitted to invest in municipal leases. Traditionally, municipal leases have been viewed by the SEC staff as illiquid investments. However, subject to Board standards similar to the standards applicable to restricted securities (as discussed above), the Manager may treat certain municipal leases as liquid investments and not subject to the policy limiting illiquid investments.

Interest Rate and Index Swaps

     Each Fund may invest in interest rate and index swaps to the extent consistent with its respective investment objectives and strategies. A Fund will invest in interest rate swaps to adjust its sensitivity to interest rates by changing its duration, to hedge against changes in interest rates or to gain exposure to markets in which the Fund invests. A Fund may also use index swaps as a substitute for futures, options or forward contracts if such contracts are not available to the Fund on favorable terms. Each Fund may invest up to an aggregate of 20% of the Fund’s net assets in futures, options and swaps as long as each Fund’s investments in these securities when aggregated with other taxable investments and securities that are rated below investment grade (other than National High-Yield Fund) do not exceed 20% of the Fund’s total net assets.

     Swaps are agreements to exchange payment streams over a period of time with another party, called a counterparty. Each payment stream is based on a specified rate, which could be a fixed or variable interest rate, the rate of return on an index, or some other reference rate. The payment streams are calculated with reference to a hypothetical principal amount, called the notional principal or the notional amount. For example, in an interest rate swap one party may agree to pay a fixed interest rate to a counterparty and to receive in return variable interest rate payments from the counterparty. The amount that each party pays is calculated by multiplying the fixed and variable rates, respectively, by the notional amount. The payment streams may thus be thought of as interest payments on the notional amount. The notional amount does not actually change hands at any point in the swap transaction; it is used only to calculate the value of the payment streams.

     When two counterparties each wish to swap interest rate payments, they typically each enter into a separate interest rate swap contract with a broker/dealer intermediary, who is the counterparty in both transactions, rather than entering into a swap contract with each other directly. The broker/dealer intermediary enters into numerous transactions of this sort, and attempts to manage its portfolio of swaps so as to match and offset its payment receipts and obligations.

     The typical minimum notional amount is $5 million. Variable interest rates are usually set by reference to the London Inter-Bank Offered Rate (“LIBOR”) or the rate set by the Bond Market Association (“BMA”). The typical maximum term of an interest rate swap agreement ranges from one to twelve years. Index swaps tend to be shorter term, often for one year. The portfolio managers presently intend to purchase swaps with maturities of up to 30 years.

     A Fund may also engage in index swaps, also called total return swaps. In an index swap, a Fund may enter into a contract with a counterparty in which the counterparty will make payments to the Fund based on the positive returns of an index, such as a corporate bond index, in return for the Fund paying to the counterparty a fixed or variable interest rate, as well as paying to the counterparty any negative returns on the index. In a sense, the Fund is purchasing exposure to an index in the amount of the notional principal in return for making interest rate payments on the notional principal. As with interest rate swaps, the notional principal does not actually change hands at any point in the transaction. The counterparty, typically an investment bank, manages its obligations to make total return payments by maintaining an inventory of the fixed-income securities that are included in the index.

     Swap transactions provide several benefits to a Fund. Interest rate swaps may be used as a duration management tool. Duration is a measure of a bond’s interest-rate sensitivity, expressed in terms of years because it is related to the length of time remaining on the life of a bond. In general, the longer a bond’s duration, the more sensitive the bond’s price will be to changes in interest rates. The average duration of a Fund is the weighted average of the durations of the Fund’s fixed-income securities.

     If a Fund wished to shorten the duration of certain of its assets, longer term assets could be sold and shorter term assets acquired, but these transactions have potential tax and return differential consequences. By using an interest rate swap, a Fund could agree to make semi-annual fixed rate payments and receive semi-annual floating rate LIBOR or BMA payments adjusted every six months. The duration of the floating rate payments received by the Fund may be six months. In effect, a Fund can reduce the duration of the notional amount invested from a longer term to six months over the life of the swap agreement.

     A Fund may also use swaps to gain exposure to specific markets. Other uses of swaps could help permit a Fund to preserve a return or spread on a particular investment or portion of its portfolio or to protect against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps may also be considered as a substitute for interest rate futures in many cases where the hedging horizon is longer than the maturity of the typical futures contract, and may be considered to provide more liquidity than similar forward contracts, particularly long-term forward contracts.

     The primary risk of swap transactions is the creditworthiness of the counterparty, since the integrity of the transaction depends on the willingness and ability of the counterparty to maintain the agreed upon payment stream. This risk is often referred to as counterparty risk. If there is a default by a counterparty in a swap transaction, a Fund’s potential loss is the net amount of payments the Fund is contractually entitled to receive for one payment period (if any - the Fund could be in a net payment position), not the entire notional amount, which does not change hands in a swap transaction. Swaps do not involve the delivery of securities or other underlying assets or principal as collateral for the transaction. A Fund will have contractual remedies pursuant to the swap agreement but, as with any contractual remedy, there is no guarantee that the Fund would be successful in pursuing them -- the counterparty may be judgment proof due to insolvency, for example. A Fund thus assumes the risk that it will be delayed or prevented from obtaining payments owed to it. The standard industry swap agreements do, however, permit a Fund to terminate a swap agreement (and thus avoid making additional payments) in the event that a counterparty fails to make a timely payment to the Fund.

     In response to this counterparty risk, several securities firms have established separately capitalized subsidiaries that have a higher credit rating, permitting them to enter into swap transactions as a dealer. A Fund will not be permitted to enter into any swap transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least A by

S&P or Moody’s or is determined to be of equivalent credit quality by the Manager. In addition, the Manager will closely monitor the ongoing creditworthiness of swap counterparties in order to minimize the risk of swaps.

     In addition to counterparty risk, the use of swaps also involves risks similar to those associated with ordinary portfolio security transactions. If the portfolio manager is incorrect in his or her forecast of market values or interest rates, the investment performance of a Fund which has entered into a swap transaction could be less favorable than it would have been if this investment technique were not used. It is important to note, however, that there is no upper limit on the amount a Fund might theoretically be required to pay in a swap transaction.

     The extent to which a Fund may invest in a swap, as measured by the notional amount, will be subject to the same limitations as the eligible investments to which the purchased reference rate relates.

     Each Fund will, consistent with industry practice, segregate and mark-to-market daily cash or other liquid assets having an aggregate market value at least equal to the net amount of the excess, if any, of the Fund’s payment obligations over its entitled payments with respect to each swap contract. To the extent that a Fund is obligated by a swap to pay a fixed or variable interest rate, the Fund may segregate securities that are expected to generate income sufficient to meet the Fund’s net payment obligations.

     Interest rate swaps may be considered liquid securities because they can be sold back to the counterparty/dealer relatively quickly at a determinable price. Most index swaps, on the other hand, are considered to be illiquid because the counterparty/dealer will typically not unwind an index swap prior to its termination (and, not surprisingly, index swaps tend to have much shorter terms). Each Fund will consider the liquidity of each interest rate swap on an individual basis and treat all index swaps as subject to the limitation on illiquid investments. For purposes of calculating any percentage limitations, each Fund will refer to the notional amount of the swap.

     Interest rate swaps will be priced using market prices. Index swaps will be priced using fair value pricing. The income provided by an interest rate swap should be qualifying income for purposes of Subchapter M of the Code. Interest rate swaps should not otherwise result in any significant diversification or valuation issues under Subchapter M.

Inverse Floaters

     Each Fund may invest in inverse floaters. Each Fund may invest up to 25% of each Fund’s respective net assets in inverse floaters when the underlying bond is tax-exempt. Otherwise, each Fund’s investments in taxable instruments and securities rated below investment grade (other than National High-Yield Fund), including inverse floaters on taxable bonds, are limited to 20% of the Fund’s respective net assets. Inverse floaters are instruments with floating or variable interest rates that move in the opposite direction to short-term interest rates or interest rate indices.

     Certain expenses of an inverse floater program will be deemed to be expenses of a Fund where the Fund has transferred its own municipal bonds to the Trust that issues the inverse floater. To the extent that income from the inverse floater offsets these expenses, the additional income will have a positive effect on a Fund’s performance. Conversely, to the extent that these expenses exceed income earned from the trust collateral, the shortfall will have a negative effect on performance. Typically, the Funds invest in inverse floaters that permit the holder of the inverse floater to terminate the program in the event the fees and interest expense exceed income earned by the municipal bonds held by the trust. Inverse floaters may be more volatile than other tax-exempt investments.

Investment Companies

     Each Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, each Fund may not operate as a “fund of funds” which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a “fund of funds.”

Municipal Lease Obligations

     Municipal leases may take the form of a lease with an option to purchase, an installment purchase contract, a conditional sales contract or a participation certificate in any of the foregoing. In determining leases in which the Funds will invest, the Manager will evaluate the credit rating of the lessee and the terms of the lease. Additionally, the Manager may require that certain municipal leases be secured by a letter of credit or put arrangement with an independent financial institution. State or municipal lease obligations frequently have the special risks described below which are not associated with general obligation or revenue bonds issued by public bodies.

     The statutes of many states contain requirements with which such states and municipalities must comply whenever incurring debt. These requirements may include approving voter referendums, debt limits, interest rate limits and public sale requirements. Leases have evolved as a means for public bodies to acquire property and equipment without needing to comply with all of the statutory requirements for the issuance of debt. The debt-issuance limitations may be inapplicable for one or more of the following reasons: (1) the inclusion in many leases or contracts of “non-appropriation” clauses that provide that the public body has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis (the “non-appropriation” clause); (2) the exclusion of a lease or conditional sales contract from the definition of indebtedness under relevant state law; or (3) the lease provides for termination at the option of the public body at the end of each fiscal year for any reason or, in some cases, automatically if not affirmatively renewed.

     If the lease is terminated by the public body for non-appropriation or another reason not constituting a default under the lease, the rights of the lessor or holder of a participation interest therein are limited to repossession of the leased property without any recourse to the general credit of the public body. The disposition of the leased property by the lessor in the event of termination of the lease might, in many cases, prove difficult or result in loss.

Options and Futures

     To the extent indicated below, the Funds may utilize put and call transactions and may utilize futures transactions to hedge against market risk and facilitate portfolio management. Options and futures may be used to attempt to protect against possible declines in the market value of a Fund’s portfolio resulting from downward trends in the debt securities markets (generally due to a rise in interest rates), to protect the Fund’s unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund’s portfolio or to establish a position in the securities markets as a temporary substitute for purchasing particular securities. The use of options and futures is a function of market conditions. Other transactions may be used by the Fund in the future for hedging purposes as they are developed to the extent deemed appropriate by the appropriate Board.

     Options on Securities. Each Fund may write (i.e., sell) covered put and call options and purchase call options on the securities in which they may invest and on indices of securities in which they may invest, to the extent such put and call options are available. Each Fund may also purchase put options on indices of securities in which it may invest, to the extent such put options are available.

     Each Fund may invest up to an aggregate of 20% of the Fund’s net assets in futures, options and swaps as long as each Fund’s investments in these securities when aggregated with other taxable investments and securities rated below investment grade (other than National High-Yield Fund) do not exceed 20% of the Fund’s total net assets.

     A put option gives the buyer of such option, upon payment of a premium, the right to deliver a specified amount of a security to the writer of the option on or before a fixed date at a predetermined price. A call option gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security on or before a fixed date, at a predetermined price.

     In purchasing a call option, the Fund would be in a position to realize a gain if, during the option period, the price of the security increased by an amount in excess of the premium paid. It would realize a loss if the price of the security declined or remained the same or did not increase during the period by more than the amount of the premium. In purchasing a put option, the Fund would be in a position to realize a gain if, during the option period, the price of the security declined by an amount in excess of the premium paid. It would realize a loss if the price of the security increased or remained the same or did not decrease during that period by more than the amount of the premium. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would be lost by the Fund. The Intermediate Fund may also purchase (i) call options to the extent that premiums paid for such options do not exceed 2% of the Fund’s total assets and (ii) put options to the extent that premiums paid for such options do not exceed 2% of the Fund’s total assets.

     If a put option written by the Fund were exercised, the Fund would be obligated to purchase the underlying security at the exercise price. If a call option written by the Fund were exercised, the Fund would be obligated to sell the underlying security at the exercise price. The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security caused by rising interest rates or other factors. If this occurred, the option could be exercised and the underlying security would then be sold to the Fund at a higher price than its current market value. The risk involved in writing a call option is that there could be an increase in the market value of the underlying security caused by declining interest rates or other factors. If this occurred, the option could be exercised and the underlying security would then be sold by the Fund at a lower price than its current market value. These risks could be reduced by entering into a closing transaction. The Fund retains the premium received from writing a put or call option whether or not the option is exercised.

     The Funds may engage in listed options transactions on the various national securities exchanges or in the over-the-counter market. Over-the-counter options are purchased or written by the Fund in privately negotiated transactions. Such options are illiquid, and it may not be possible for the Fund to dispose of an option it has purchased or terminate its obligations under an option it has written at a time when the Manager believes it would be advantageous to do so. Over-the-counter options are subject to the Funds’ illiquid investment limitation.

     Participation in the options market involves investment risks and transaction costs to which a Fund would not be subject absent the use of this strategy. If the Manager’s predictions of movements in the direction of the securities and interest rate markets are inaccurate, the adverse consequences to the Fund may leave the Fund in a worse position than if such strategy was not used. Risks inherent in the use of options include: (a) dependence on the Manager’s ability to predict correctly movements in the direction of interest rates and security prices; (b) imperfect correlation between the price of options and movements in the prices of the securities being hedged; (c) the fact that the skills needed to use these strategies are different from those needed to select portfolio securities; (d) the possible absence of a liquid secondary market for any particular instrument at any time; and (e) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences.

     Futures Contracts and Options on Futures Contracts. The Funds may enter into contracts for the purchase or sale for future delivery of securities or contracts based on financial indices including any index of securities in which the Fund may invest (“futures contracts”) and may purchase and write put and call options to buy or sell futures contracts (“options on futures contracts”). Each Fund may invest up to an aggregate of 20% of the Fund’s net assets in futures, options and swaps as long as each Fund’s investments in these securities when aggregated with other taxable investments and securities rated below investment grade (other than National High-Yield Fund) do not exceed 20% of the Fund’s total net assets. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the securities called for by the contract at a specified price on a specified date. The purchaser of a futures contract on an index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract (“current contract value”) and the price at which the contract was originally struck. Options on futures contracts to be written or purchased by a Fund will be traded on or subject to the rules of the particular futures exchange designated by the Commodity Futures Trading Commission (“CFTC”). The successful use of such instruments draws upon the Manager’s experience with respect to such instruments and usually depends upon the Manager’s ability to forecast interest rate movements correctly. Should interest rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize losses and would thus be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the price of futures contracts or options on futures contracts and movements in the prices of the securities hedged or used for cover will not be perfect.

     A Fund’s use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements. To the extent required to comply with applicable SEC releases and staff positions, when purchasing a futures contract or writing a put option, the Fund will maintain in a segregated account cash or liquid securities equal to the value of such contracts, less any margin on deposit.

     Lastly, it should be noted that the Trusts (on behalf of each Fund) has filed with the National Futures Association a notice claiming an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to each Fund’s operation. Accordingly, each Fund is not subject to registration or regulation as a CPO.

Portfolio Loan Transactions

     Intermediate Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

     It is the understanding of the Manager that the staff of the SEC permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: (1) each transaction must have 100% collateral in the form of cash, U.S. Treasury Bills and Notes, or irrevocable letters of credit payable by banks acceptable to the Fund from the borrower; (2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund; (3) the Fund must be able to terminate the loan after notice, at any time; (4) the Fund must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; (5) the Fund may pay reasonable custodian fees in connection with the loan; and (6) the voting rights on the lent securities may pass to the borrower; however, if the Trustees know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the trustees to vote the proxy.

     One risk to which a Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, the Funds will only enter into loan arrangements after a review of all pertinent facts by the Manager, under the supervision of the Boards, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

     The cash collateral received by a Fund in connection with securities lending may be invested by or on behalf of the Fund. The earnings from collateral investments is typically shared among a Fund, its securities lending agent, and the borrower. A Fund may incur investment losses as a result of investing securities lending collateral.

     The ratings of S&P, Moody’s and other rating services represent their opinion as to the quality of the money market instruments which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings are the initial criteria for selection of portfolio investments, but the Fund will further evaluate these securities.

Private Purpose Bonds

     The Code limits the amount of new “private purpose” bonds that each state can issue and subjects interest income from these bonds to the federal alternative minimum tax. “Private purpose” bonds are issues whose proceeds are used to finance certain non-government activities, and could include some types of industrial revenue bonds such as privately-owned sports and convention facilities. The tax-exempt status of certain bonds also depends on the issuer’s compliance with specific requirements after the bonds are issued.

     Each Fund intends to seek to achieve a high level of tax-exempt income. However, if a Fund invests in newly-issued private purpose bonds, a portion of that Fund’s distributions would be subject to the federal alternative minimum tax. National High-Yield Fund may invest up to 100% and each of the other Funds may invest up to 20% of its assets in bonds the income from which is subject to the federal alternative minimum tax.

Repurchase Agreements

     Repurchase agreements are instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities. Under a repurchase agreement, the purchaser acquires ownership of the security but the seller agrees, at the time of sale, to repurchase it at a mutually agreed-upon time and price. A Fund will take custody of the collateral under repurchase agreements. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate or maturity of the purchased security. Such transactions afford an opportunity for a Fund to invest temporarily available cash on a short-term basis. Generally, repurchase agreements are of short duration, often less than one week, but on occasion for longer periods. A Fund’s risk is limited to the seller’s ability to buy the security back at the agreed-upon sum at the agreed-upon time, since the repurchase agreement is secured by the underlying obligation. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to a Fund, if any, would be the difference between the repurchase price and the market value of the security. In addition, should such an issuer default, the Manager believes that, barring extraordinary circumstances, the Fund will be entitled to sell the underlying securities or otherwise receive adequate protection for its interest in such securities, although there could be a delay in recovery. A Fund considers the creditworthiness of the bank or dealer from whom it purchases repurchase agreements. A Fund will monitor such transactions to assure that the value of the underlying securities subject to repurchase agreements is at least equal to the repurchase price. The underlying securities will be limited to those described above.

     National High-Yield Fund may enter into repurchase agreements with respect to not more than 10% of its total assets (taken at current value), except when investing for defensive purposes during times of adverse market conditions. National High-Yield Fund may enter into repurchase agreements with respect to any securities which it may acquire consistent with its investment policies and restrictions.

     A Fund will limit its investments in repurchase agreements to those which the Manager determines to present minimal credit risks and which are of high quality. In addition, a Fund must have collateral of at least 102% of the repurchase price, including the portion representing a Fund’s yield under such agreements which is monitored on a daily basis. Such collateral is held by a Fund’s custodian in book entry form. Such agreements may be considered loans under the 1940 Act, but a Fund considers repurchase agreements contracts for the purchase and sale of securities, and it seeks to perfect a security interest in the collateral securities so that it has the right to keep and dispose of the underlying collateral in the event of default.

     The funds in the Delaware Investments family (each a Delaware Investments® Fund” and collectively, the “Delaware Investments® Funds”) have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow certain funds jointly to invest cash balances. The Funds may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

Reverse Repurchase Agreements

     National High-Yield Fund may engage in “reverse repurchase agreements” with banks and securities dealers with respect to not more than 10% of its total assets. Reverse repurchase agreements are ordinary repurchase agreements in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. Because certain of the incidents of ownership of the security are retained by the Fund, reverse repurchase agreements are considered a form of borrowing by the Fund from the buyer, collateralized by the security. At the time the Fund enters into a reverse repurchase agreement, cash or liquid securities having a value sufficient to make payments for the securities to be repurchased will be segregated, and will be marked to market daily and maintained throughout the period of the obligation. Reverse repurchase agreements may be used as a means of borrowing for investment purposes subject to the 10% limitation set forth above. This speculative technique is referred to as leveraging. Leveraging may exaggerate the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed for leveraging will be subject to interest costs which may or may not be recovered by income from or appreciation of the securities purchased. Because the Fund does not currently intend to utilize reverse repurchase agreements in excess of 10% of total assets, the Fund believes the risks of leveraging due to use of reverse repurchase agreements to principal are reduced. The Manager believes that the limited use of leverage may facilitate the Fund’s ability to provide high current income.

Taxable Obligations

     The Funds may invest to a limited extent in obligations and instruments, the interest on which is includable in gross income for purposes of federal and state income (or property) taxation.

     The Funds also may invest in certificates of deposit, bankers’ acceptances and other time deposits. Certificates of deposit are certificates representing the obligation of a bank to repay the Funds deposited (plus interest thereon) at a time certain after the deposit. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate.

U.S. Government Obligations

     The Funds may invest in securities issued or guaranteed by the U. S. government or its agencies or instrumentalities. These securities include a variety of Treasury securities, which differ in their interest rates, maturities and times of issuance. Treasury Bills generally have maturities of one year or less; Treasury Notes generally have maturities of one to ten years; and Treasury Bonds generally have maturities of greater than ten years. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, such as Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; other obligations, such as those of the Federal Home Loan Banks, are secured by the right of the issuer to borrow from the Treasury; other obligations, such as those issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and other obligations, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the instrumentality itself. Although the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. The Funds will invest in such securities only when the Manager is satisfied that the credit risk with respect to the issuer is minimal.

Zero Coupon Bonds and Pay-in-Kind Bonds

     The Funds may invest in zero-coupon and payment-in-kind Tax Exempt Obligations. Zero-coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at discount from their face amounts or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. Current federal income tax law requires that a holder of a taxable zero coupon security report as income each year the portion of the original issue discount of such security that accrues that year, even though the holder receives no cash payments of interest during the year. Each Fund has qualified as a regulated investment company under the Code. Accordingly, during periods when a Fund receives no interest payments on its zero coupon securities, it will be required, in order to maintain its desired tax treatment, to distribute cash approximating the income attributable to such securities. Such distribution may require the sale of portfolio securities to meet the distribution requirements and such sales may be subject to the risk factor discussed above. Payment-in-kind securities are securities that pay interest through the issuance of additional securities. Such securities generally are more volatile in response to changes in interest rates and are more speculative investments than are securities that pay interest periodically in cash.

INSURANCE

Financial Health of Municipal Bond Insurance Companies

     About one half of the $2.6 trillion in outstanding U.S. municipal bonds are "wrapped" with a municipal bond insurance policy from one of several "monoline" financial guarantors. The municipal financial guaranty business began in 1971 when Ambac Indemnity Corporation ("Ambac") began underwriting bond insurance policies for municipalities. MBIA Insurance Corp. ("MBIA") began underwriting bond insurance policies in 1973. The insurance policies of Ambac and MBIA received the highest quality insurer financial strength ratings of AAA from Moody's, S&P, and Fitch, Inc. ("Fitch"). Over time a total of five other monoline firms - Assured Guaranty Corp. ("Assured Guaranty"), CIFG Assurance North America ("CIFG"), Financial Guaranty Insurance Co. ("FGIC"), Financial Security Assurance, Inc. ("FSA"), and XL Capital Assurance, Inc. ("XLCA") - entered the financial guaranty business, offering insurance policies that were rated AAA by all three rating agencies. Two specialty "second tier" monolines, Radian Asset Assurance, Inc. ("Radian") and ACA Financial Guaranty Corp. ("ACA"), offer insurance policies with insurer financial strength and claims paying resources that initially were rated at less than AAA.

     Over the past several years, several financial guarantors expanded their business lines to include the writing of insurance policies and credit default swap contracts for structured finance, which includes residential mortgage backed securities ("RMBS") and collateralized debt obligations ("CDOs") that contain both sub-prime and prime mortgages and home equity lines of credit ("HELOCs"). The structured finance portion of the financial guarantors accounted for about one third of the $2.5 trillion in insured par values.

     The national housing slowdown and the widespread decline of home prices that began in 2006 triggered a significant increase in mortgage delinquencies and foreclosures, especially in the sub-prime mortgage sector. The rate of delinquencies and foreclosures greatly exceeded historical averages, especially for sub-prime mortgages and HELOCs that were underwritten in 2006 and 2007 as underwriting standards declined. During the summer and fall of 2007, all but two of the seven "first tier" or AAA-rated financial guarantors began to report sharp increases in their mark-to-market losses associated with the credit default swap contracts for insured RMBS and CDO exposure. The monoline insurers also began to set aside case loss reserves for future expected monetary losses associated with the payment of future claims in their structured finance portfolios. With the rise in delinquencies and weaker performance in mortgage pools, and CDOs with sub-prime exposure, the three rating agencies developed updates of their capital adequacy models for the financial guarantors. Extensive revisions to the capital models were completed in the second half of 2007. The revised capital models projected that future cumulative losses from sub-prime mortgages, HELOCs, and CDOs with sub-prime exposure would eat into the excess capital reserves that are necessary for the monoline insurers to maintain a AAA insurer financial strength rating. All three rating agencies disclosed that several of the monoline insurers would experience capital shortfalls that would require new capital infusions and risk reduction measures or else the insurer financial strength rating for the monoline insurers would be downgraded to below AAA.

     In response to the higher loss expectations in structured finance, several of the monoline insurers including Ambac, MBIA, Assured Guaranty, and CIFG announced or completed plans to raise additional capital and claims paying resources. Starting in January 2008, the three rating agencies began to take negative actions against a number of the municipal bond insurers. These actions included actual rating downgrades, assigning negative outlooks, and/or placing the insurer financial strength rating on credit watch for possible downgrade. Through early April 2008, five of the seven first-tier monoline insurers have been downgraded by one or more of the rating agencies. Only two financial guarantors, Assured Guaranty and FSA have insurer financial strength ratings affirmed at AAA from all three rating agencies. By June 19, 2008, MBIA and Ambac, the two largest municipal bond insurers, were no longer rated triple-A by any of the three rating agencies. During 2008, the rating agencies continued to revise their capital adequacy models to incorporate higher loss assumptions in the insured structured finance portfolios of RMBS and CDOs with mortgage backed securities exposure. These more severe stress case loss scenarios resulted in additional downgrades for the monoline firms with three bond insurers, CIFG, FGIC, and Syncora (formerly XLCA) receiving downgrades on their insurer financial strength ratings to below investment grade. In July 2008, Moody’s placed the Aaa ratings of Assured Guaranty and FSA under review for possible downgrade due to stress case losses in their respective insured mortgage backed securities portfolios. In early October 2008 the AAA ratings of FSA were placed on CreditWatch Negative by S&P and on Rating Watch Negative by Fitch due to the risk of additional expected losses in its insured structured finance portfolio.

     On November 14, 2008, Assured Guaranty, Ltd and Dexia SA, the parent for financial guarantor Financial Security Assurance, Inc. (“FSA”) announced a definitive agreement for Assured Guaranty to acquire all of Dexia’s shares of FSA. The agreement provides that Assured Guaranty will be fully protected against exposure to FSA’s Financial Products segment, which includes its guaranteed investment contract business. (Sources: various reports and press releases by Moody’s, S&P, and Fitch.)

Funds' Investment in Insured Bonds

     The Manager anticipates that substantially all of the insured municipal obligations in the Funds' investment portfolios will be covered by either primary insurance or secondary market insurance. Primary insurance is a municipal bond insurance policy that is attached to a municipal bond at the time the bond is first sold in the primary market ("Primary Insurance"). Secondary market insurance is a municipal bond insurance policy that is underwritten for a bond that has been previously issued and sold ("Secondary Market Insurance"). Both Primary Insurance and Secondary Market Insurance are non-cancelable and continue in force so long as the insured security is outstanding and the respective insurer remains in business. Premiums for Secondary Market Insurance, if any, would be paid from a Fund's assets and would reduce the current yield on its investment portfolio by the amount of such premiums.

     Insurer financial strength ratings are provided by Moody's, S&P, and Fitch. A Moody's insurance insurer financial strength rating is an opinion of the ability of an insurance company to repay punctually senior policyholder obligations and claims. An insurer with an insurer financial strength rating of Aaa is adjudged by Moody's to be of the best quality. In the opinion of Moody's, the policy obligations of an insurance company with an insurer financial strength ratio of Aaa carry the smallest degree of credit risk and, while the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair the company's fundamentally strong position. An S&P insurer financial strength, financial enhancement rating is an assessment of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with its terms. An insurer with an insurer financial strength, financial enhancement rating of AAA has the highest rating assigned by S&P. The capacity of an insurer so rated to honor insurance contracts is adjudged by S&P to be extremely strong and highly likely to remain so over a long period of time. A Fitch Insurer Financial Strength ("IFS") rating provides an assessment of the financial strength of an insurance company and its capacity to meet senior obligations to policyholders and contract holders on a timely basis. Insurers that are assigned a AAA IFS rating by Fitch are viewed as possessing exceptionally strong capacity to meet policyholder and contract obligations. For such companies, risk factors are minimal and the impact of any adverse business and economic factors are expected to be extremely small.

     An insurer financial strength rating by Moody's, S&P, or Fitch does not constitute an opinion on any specific insurance contract in that such an opinion can only be rendered upon the review of the specific insurance contract. Furthermore, an insurer financial strength rating does not take into account deductibles, surrender or cancellation penalties or the timeliness of payment; nor does it address the ability of a company to meet non-policy obligations (i.e., debt contracts).

     The assignment of ratings by Moody's, S&P, or Fitch to debt issues that are fully or partially supported by insurance policies, contracts or guarantees is a separate process from the determination of insurance financial strength ratings. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a likely element in the rating determination for such debt issues.

     As of November 18, 2008, each of Assured Guaranty and FSA has insurance financial strength ratings of Aaa from Moody's, AAA from S&P, and AAA from Fitch. BHAC is rated Aaa by Moody’s and AAA by S&P. The insurer financial strength ratings of ratings of Ambac, CIFG, FGIC, MBIA, and Syncora have fallen below AAA by each of the rating agencies that continue to rate these monolines. Insurer financial strength ratings for the municipal bond insurers may continue to change.

     None of FSA, BHAC, or Assured Guaranty or any affiliate thereof, has any material business relationship, direct or indirect, with the Funds.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

     Each Fund has adopted a policy generally prohibiting the disclosure of portfolio holdings information to any person until after 30 calendar days have passed. The Trusts post a list of each Fund’s portfolio holdings monthly, with a 30 day lag, on the Funds’ Web site, www.delawareinvestments.com. In addition, on a 10 day lag, we also make available on the Web site a month-end summary listing of the number of each Fund’s securities, country and asset allocations, and top 10 securities and sectors by percentage of holdings for each Fund. This information is available publicly to any and all shareholders free of charge once posted on the Web site by calling 800 523-1918.

     Other entities, including institutional investors and intermediaries that distribute the Funds’ shares, are generally treated similarly and are not provided with the Funds’ portfolio holdings in advance of when they are generally available to the public.

     The Funds may, from time to time, provide statistical data derived from publicly available information to third parties, such as shareholders, prospective shareholders, financial intermediaries, consultants, and ratings and ranking organizations.

     Third-party service providers and affiliated persons of the Funds are provided with the Funds’ portfolio holdings only to the extent necessary to perform services under agreements relating to the Funds. In accordance with the policy, third-party service providers who receive non-public portfolio holdings information on an ongoing basis are: the Manager’s affiliates, the Funds’ independent registered public accounting firm, the Funds’ custodian, the Funds’ legal counsel, the Funds’ financial printer, and the Funds’ proxy voting service (Institutional Shareholder Services). These entities are obligated to keep such information confidential.

     Third-party rating and ranking organizations and consultants who have signed agreements (“Non-Disclosure Agreements”) with the Funds or the Manager may receive portfolio holdings information more quickly than the 30-day lag. The Non-Disclosure Agreements require that the receiving entity hold the information in the strictest confidence and prohibit the receiving entity from disclosing the information or trading on the information (either in Fund shares or in shares of the Funds’ portfolio securities). In addition, the receiving party must agree to provide copies of any research or reports generated using the portfolio holdings information in order to allow for monitoring of use of the information. Neither the Funds, the Manager, nor any affiliate receive any compensation or consideration with respect to these agreements.

     To protect the shareholders’ interest and to avoid conflicts of interest, Non-Disclosure Agreements must be approved by a member of the Manager’s Legal Department and Compliance Department and any deviation in the use of the portfolio holdings information by the receiving party must be approved in writing by the Funds’ Chief Compliance Officer prior to such use.

     Each Board will be notified of any substantial change to the foregoing procedures. Each Board also receives an annual report from the Trusts’ Chief Compliance Officer which, among other things, addresses the operation of the Trusts’ procedures concerning the disclosure of portfolio holdings information.

MANAGEMENT OF THE TRUSTS

Officers and Trustees

     The business and affairs of the Trusts are managed under the direction of their Boards. Certain officers and Trustees of the Trusts hold identical positions in each of the other Delaware Investments® Funds. As of date date of this Part B, there were no Institutional Class shares outstanding, and, therefore, none of the Trust’s Trustees or officers owned shares of the Funds’ Institutional Class. The Trusts’ Trustees and principal officers are noted below along with their birth dates and their business experience for the past five years. The Trustees serve for indefinite terms until their resignation, death, or removal.

Number of Portfolios

Name, Address, and	Position(s) Held	Length of Time	Principal Occupation(s) During	in Fund Complex	Other Directorships

Birthdate	with the Trust	Served	Past 5 Years	Overseen by Trustee	Held by Trustee

Interested Trustees

Patrick P. Coyne[1]	Chairman,	Chairman and	Patrick P. Coyne has served in	84	Director – Kaydon

2005 Market Street	President, Chief	Trustee since	various executive capacities at		Corp.

Philadelphia, PA 19103	Executive Officer,	August 16,	different times at Delaware

	and Trustee	2006	Investments.[2]		Board of Governors

April 1963					Member –

		President and			Investment Company

		Chief Executive			Institute (ICI)

		Officer since			(2007 – Present)

August 1, 2006

Member of

Investment

Committee – Cradle

of Liberty Council,

BSA

(Nov. 2007 –

Present)

Finance Committee

Member – St. John

Vianney Roman

Catholic Church

(2007 – Present)

Independent Trustees

Thomas L. Bennett	Trustee	Since March	Private Investor –	84	Director – Bryn

2005 Market Street		2005	(March 2004 – Present)		Mawr Bank Corp.

Philadelphia, PA 19103					(BMTC)

			Investment Manager –		(April 2007 –

October 1947			Morgan Stanley & Co.		Present)

			(January 1984 – March 2004)

					Chairman of

					Investment

					Committee – The

					Haverford School

					(2002 – Present)

					Chairman of

					Investment

					Committee–

					Pennsylvania

					Academy of Fine

					Arts (2007 – Present)

					Trustee

					(2004 – Present)

					Investment

					Committee Member

					–

					Pennsylvania

					Horticultural Society

					(February 2006 –

					Present)

John A. Fry	Trustee	Since January	President –	84	Director –
2005 Market Street		2001	Franklin & Marshall College		Community Health
Philadelphia, PA 19103			(June 2002 – Present)		Systems

May 1960			Executive Vice President –		Director – Allied
			University of Pennsylvania		Barton Security
			(April 1995 – June 2002)		Holdings

Anthony D. Knerr	Trustee	Since April	Founder and Managing Director –	84	None

2005 Market Street		1990	Anthony Knerr & Associates

Philadelphia, PA 19103			(Strategic Consulting)

			(1990 – Present)

December 1938

Lucinda S. Landreth	Trustee	Since March	Chief Investment Officer –	84	None
2005 Market Street		2005	Assurant, Inc.
Philadelphia, PA 19103			(Insurance)
			(2002 – 2004)
June 1947

Ann R. Leven	Trustee	Since October	Consultant –	84	Director and Audit

2005 Market Street		1989	ARL Associates		Committee Chair –

Philadelphia, PA 19103			(Financial Planning)		Systemax Inc.

			(1983 – Present)

November 1940

Thomas F. Madison	Trustee	Since May	President and Chief Executive	84	Director and Chair of
2005 Market Street		1997[3]	Officer – MLM Partners, Inc.		Compensation
Philadelphia, PA 19103			(Small Business Investing &		Committee and
			Consulting)		Governance
February 1936			(January 1993 – Present)		Committee Member
					– CenterPoint Energy

					Director and Audit
					Committee Chair –

					Digital River Inc.

					Director and Chair of
					Audit and
					Compensation
					Committees –
					Rimage Corporation

					Director and Chair of
					Compensation and
					Governance &
					Nominating
					Committees –
					Valmont Industries,
					Inc.

Janet L. Yeomans	Trustee	Since April	Vice President and Treasurer	84	None

2005 Market Street		1999	(January 2006 – Present)

Philadelphia, PA 19103

			Vice President – Mergers &

July 1948			Acquisitions

			(January 2003 – January 2006),

			and Vice President

			(July 1995 – January 2003)

			3M Corporation

			Ms. Yeomans has held various

			positions at 3M Corporation since

			1983.

J. Richard Zecher	Trustee	Since March	Founder –	84	Director and Audit
2005 Market Street		2005	Investor Analytics		Committee Member
Philadelphia, PA 19103			(Risk Management)		–
			(May 1999 – Present)		Investor Analytics
July 1940
			Founder –		Director and Audit
			Sutton Asset Management		Committee Member
			(Hedge Fund)		–
			(September 1996 – Present)		Oxigene, Inc.

Number of Portfolios

Name, Address, and	Position(s) Held	Length of	Principal Occupation(s) During	in Fund Complex	Other Directorships

Birthdate	with the Trust	Time Served	Past 5 Years	Overseen by Officer	Held by Officer

Officers

David F. Connor	Vice President,	Vice President	David F. Connor has served as	84	None[4]
2005 Market Street	Deputy General	since	Vice President and Deputy
Philadelphia, PA 19103	Counsel, and	September	General Counsel at Delaware
	Secretary	2000 and	Investments since 2000.
December 1963		Secretary since
October 2005

Daniel V. Geatens	Vice President and	Treasurer since	Daniel V. Geatens has served in	84	None[4]

2005 Market Street	Treasurer	October 2007	various capacities at different

Philadelphia, PA 19103			times at Delaware Investments.

October 1972

David P. O’Connor	Senior Vice	Senior Vice	David P. O’Connor has served in	84	None[4]

2005 Market Street	President, General	President,	various executive and legal

Philadelphia, PA 19103	Counsel, and Chief	General	capacities at different times at

	Legal Officer	Counsel, and	Delaware Investments.

February 1966		Chief Legal

Officer since

October 2005

Richard Salus	Senior Vice	Chief Financial	Richard Salus has served in	84	None[4]

2005 Market Street	President and	Officer since	various executive capacities at

Philadelphia, PA 19103	Chief Financial	November	different times at Delaware

	Officer	2006	Investments.

October 1963

[1]	Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Funds’ Manager.

[2]	Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ Manager, principal underwriter, and transfer agent.

[3]	In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments® Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

[4]	David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment manager, principal underwriter, and transfer agent as the Funds.

The following is additional information regarding the investment professionals affiliated with the Trusts.

Name, Address and			Principal Occupation(s) During

Birthdate	Position(s) Held with the Funds	Length of Time Served	Past 5 Years

Joseph R. Baxter	Senior Vice President, Senior	Since May 2003	During the past five years, Mr.

2005 Market Street	Portfolio Manager, and Head of		Baxter has served in various

Philadelphia, PA 19103	Municipal Bond Investments		capacities at different times at

Delaware Investments.

July 1958

Robert F. Collins	Senior Vice President and Senior	Since June 2004	Prior to June 25, 2004, Mr. Collins

2005 Market Street	Portfolio Manager		had served in various capacities as

Philadelphia, PA 19103			a Vice President, Director of

Portfolio Management of the

May 1956			Municipal Investment Group at

PNC Advisors.

Stephen J. Czepiel	Senior Vice President and Senior	Since July 2007	During the past five years, Mr.

2005 Market Street	Portfolio Manager		Czepiel has served in various

Philadelphia, PA 19103			capacities at different times at

Delaware Investments.

October 1957

     The following table shows each Trustee’s ownership of shares of the Funds and of shares of all Delaware Investments® Funds. The information related to the ownership of shares in the Funds is as of a date within 30 days of this Part B. The information related to the ownership of shares in all Delaware Investments® Funds is as of April 30, 2008, unless otherwise noted.

Aggregate Dollar Range of Equity Securities in
	Dollar Range of Equity	All Registered Investment Companies Overseen
Name	Securities in the Funds	by Trustee in Family of Investment Companies

Interested Trustee

Patrick P. Coyne	None	Over $100,000

Independent Trustees

Thomas L. Bennett	None	$10,001-$50,000

John A. Fry	None	$50,001-$100,000

Anthony D. Knerr	None	Over $100,000

Lucinda S. Landreth	None	Over $100,000

Ann R. Leven	None	Over $100,000

Thomas F. Madison	None	$50,001-$100,000

Janet L. Yeomans	None	Over $100,000

J. Richard Zecher	None	$10,001-$50,000

     The following table describes the aggregate compensation received by the Trustees from the Trusts and the total compensation received from the Delaware Investments® Funds for which he or she served as a Trustee for the fiscal year ended August 31, 2008. Only the Trustees of each Trust who are not “interested persons” as defined by the 1940 Act (the “Independent Trustees”) receive compensation from the Trust.

			Total Compensation
			from the Investment
	Aggregate	Retirement Benefits	Companies in the
	Compensation from	Accrued as Part of	Delaware Investments®
Trustee	the Trusts	Fund Expenses	Complex[1]

Thomas L. Bennett	$7,529	None	$184,750

		None
John A. Fry	$6,863		$168,500

		None
Anthony D. Knerr	$6,253		$153,500

		None
Lucinda S. Landreth	$6,662		$163,500

		None
Ann R. Leven	$8,697		$213,500

		None
Thomas F. Madison	$6,645		$163,500

		None
Janet L. Yeomans	$6,765		$166,000

		None
J. Richard Zecher	$6,765		$166,000

1 Effective December 1, 2007, each Independent Trustee/Director will receive an annual retainer fee of $100,000 for serving as a Trustee/Director for all 31 investment companies in the Delaware Investments® family, plus $5,000 per day for attending each Board Meeting held on behalf of all investment companies in the complex. Members of the Nominating and Corporate Governance Committee, Audit Committee, and Investments Committee receive additional compensation of $2,500 for each Committee meeting attended. In addition, the chairperson of the Audit Committee receives an annual retainer of $25,000, the chairperson of the Investments Committee receives an annual retainer of $20,000, and the chairperson of the Nominating and Corporate Governance Committee receives an annual retainer of $15,000. The

Lead/Coordinating Trustee/Director of the Delaware Investments® Funds receives an additional annual retainer of $35,000.

The Boards have the following committees:

     Audit Committee: This committee monitors accounting and financial reporting policies and practices, and internal controls for the Trusts. It also oversees the quality and objectivity of the Trusts’ financial statements and the independent audit thereof, and acts as a liaison between the Trusts’ independent registered public accounting firm and each Board. The Trusts’ Audit Committee consists of the following four Independent Trustees: Thomas F. Madison, Chairman; Thomas L. Bennett; Janet L. Yeomans; and J. Richard Zecher. The Audit Committee held six meetings during the Trusts’ last fiscal year.

     Nominating and Corporate Governance Committee: This committee recommends Board members, fills vacancies, and considers the qualifications of Board members. The committee also monitors the performance of counsel for the Independent Trustees. The committee will consider shareholder recommendations for nomination to the Boards only in the event that there is a vacancy on the Boards. Shareholders who wish to submit recommendations for nominations to the Boards to fill a vacancy must submit their recommendations in writing to the Nominating and Corporate Governance Committee, c/o Delaware Investments® Funds at 2005 Market Street, Philadelphia, Pennsylvania 19103. Shareholders should include appropriate information on the background and qualifications of any person recommended (e.g., a resume), as well as the candidate’s contact information and a written consent from the candidate to serve if nominated and elected. Shareholder recommendations for nominations to the Boards will be accepted on an ongoing basis and such recommendations will be kept on file for consideration when there is a vacancy on the Boards. The Committee consists of the following four Independent Trustees: John A. Fry, Chairman; Anthony D. Knerr; Lucinda S. Landreth; and Ann R. Leven (ex-officio). The Nominating and Corporate Governance Committee held five meetings during the Trusts' last fiscal year.

     Independent Trustee Committee: This committee develops and recommends to the Boards a set of corporate governance principles and oversees the evaluation of the Boards, their committees, and their activities. The committee is comprised of all of the Trusts’ Independent Trustees. The Independent Trustee Committee held four meetings during the Trusts’ last fiscal year.

     Investments Committee: The primary purposes of the Investments Committee are to: (i) assist the Boards at their request in its oversight of the investment advisory services provided to the Funds by the Manager as well as any sub-advisors; (ii) review all proposed advisory and sub-advisory agreements for new Funds or proposed amendments to existing agreements and to recommend what action the full Boards and the Independent Trustees take regarding the approval of all such proposed agreements; and (iii) review from time to time reports supplied by the Manager regarding investment performance and expenses and suggest changes to such reports. The Investments Committee consists of the following four Independent Trustees: Thomas L. Bennett, Chairman; Lucinda S. Landreth; Janet L. Yeomans; and J. Richard Zecher. The Investments Committee held four meetings during the Trusts’ last fiscal year.

Code of Ethics

     The Trusts, the Manager, the Distributor and Lincoln Financial Distributors, Inc. (the Funds’ financial intermediary wholesaler) have adopted Codes of Ethics in compliance with the requirements of Rule 17j-1 under the 1940 Act, which govern personal securities transactions. Under the Codes of Ethics, persons subject to the Codes are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Funds, subject to the requirements set forth in Rule 17j-1 under the 1940 Act and certain other procedures set forth in the applicable Code of Ethics. The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policy

     The Funds have formally delegated to the Manager the ability to make all proxy voting decisions in relation to portfolio securities held by the Funds. If and when proxies need to be voted on behalf of the Funds, the Manager will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the “Procedures”). The Manager has established a Proxy Voting Committee (the “Committee”),which is responsible for overseeing the Manager’s proxy voting process for the Funds. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Manager to vote proxies in a manner consistent with the goal of voting in the best interests of the Funds.

     In order to facilitate the actual process of voting proxies, the Manager has contracted with Institutional Shareholder Services (“ISS/RiskMetrics”), a wholly owned subsidiary of RiskMetrics Group (“RiskMetrics”), to analyze proxy statements on behalf of the Funds and the Manager’s other clients and vote proxies generally in accordance with the Procedures. The Committee is responsible for overseeing ISS/RiskMetrics’s proxy voting activities. If a proxy has been voted for a Fund, ISS/RiskMetrics will create a record of the vote. By no later than August 31 of each year, information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

     The Procedures contain a general guideline stating that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the Manager will normally vote against management’s position when it runs counter to its specific Proxy Voting Guidelines (the “Guidelines”), and the Manager will also vote against management’s recommendation when it believes that such position is not in the best interests of the Funds.

     As stated above, the Procedures also list specific guidelines on how to vote proxies on behalf of the Funds. Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (iv) generally vote against proposals to create a new class of common stock with superior voting rights; (v) generally vote re-incorporation proposals on a case-by-case basis; (vi) votes with respect to equity-based compensation plans are generally determined on a case-by-case basis; and (vii) generally vote for proposals requesting reports on the level of greenhouse gas emissions from a company’s operations and products.

     Because the Funds have delegated proxy voting to the Manager, the Funds are not expected to encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures regarding this matter. However, the Manager does have a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies that the Manager receives on behalf of the Funds are voted by ISS/RiskMetrics in accordance with the Procedures. Because almost all Fund proxies are voted by ISS/RiskMetrics pursuant to the pre-determined Procedures, it normally will not be necessary for the Manager to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Manager during the proxy voting process. In the very limited instances where the Manager is considering voting a proxy contrary to ISS/RiskMetrics’s recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Manager or affiliated persons of the Manager. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Funds. The Committee will then review the proxy voting materials and recommendation provided by ISS/RiskMetrics and the independent third party to determine how to vote the issue in a manner that the Committee believes is consistent with the Procedures and in the best interests of the Funds.

INVESTMENT MANAGER AND OTHER SERVICE PROVIDERS

Investment Manager

     The Manager, located at 2005 Market Street, Philadelphia, PA 19103-7094, furnishes investment management services to the Funds, subject to the supervision and direction of each Trust’s Board. The Manager also provides investment management services to certain of the other Delaware Investments® Funds. Affiliates of the Manager also manage other investment accounts. While investment decisions for the Funds are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Funds. The Manager pays the salaries of all Trustees, officers, and employees who are affiliated with both the Manager and the Trusts.

     As of September 30, 2008, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $125 billion in assets in various institutional or separately managed, investment company, and insurance accounts. The Manager is a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. (“DMH”). DMH is a subsidiary, and subject to the ultimate control, of Lincoln National Corporation (“Lincoln”). Lincoln, with headquarters in Radnor, Pennsylvania, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. Delaware Investments is the marketing name for DMH and its subsidiaries. The Manager and its affiliates own the name “Delaware Group.” Under certain circumstances, including the termination of the Trust’s advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager, and its affiliates could cause the Trust to remove the words “Delaware Group” from its name.

     Each Fund’s Investment Management Agreement is dated November 1, 1999 and was approved by the initial shareholder on that date. Each Agreement had an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the applicable Board or by vote of a majority of the outstanding voting securities of the affected Fund, and only if the terms and the renewal thereof have been approved by vote of a majority of the Independent Trustees of each Fund who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each Agreement is terminable without penalty on 60 days’ notice by the Trustees of each Fund or by the Manager. Each Agreement will terminate automatically in the event of its assignment.

     Under each Fund’s Investment Management Agreement, each Fund pays the Manager a monthly investment advisory fee equivalent on an annual basis, to the rates set forth below.

0.50% on the first $500 million;
Intermediate Fund	0.475% on the next $500 million; 0.45% on the next $1.5 billion; 0.425% on assets in excess of $2.5 billion
USA Fund National High-Yield Fund	0.55% on the first $500 million; 0.50% on the next $500 million; 0.45% on the next $1.5 billion; 0.425% on assets in excess of $2.5 billion

During the past three fiscal years, the Funds paid the following investment management fees:

	August 31, 2008	August 31, 2007	August 31, 2006

USA Fund	$3,622,806 earned	$3,688,592 earned	$2,935,497 earned
	$3,038,078 paid	$3,122,988 paid	$2,416,927 paid
	$584,728 waived	$565,604 waived	$518,570 waived

Intermediate Fund	$1,946,271 earned	$1,440,775 earned	$925,399 earned
	$1,455,004 paid	$1,090,181 paid	$610,829 paid
	$491,267 waived	$350,594 waived	$314,570 waived

National High-Yield Fund	$413,696 earned	$445,090 earned	$460,384 earned

$313,283 paid	$350,634 paid	$362,114 paid
$100,413 waived	$94,456 waived	$98,270 waived

     Except for those expenses borne by the Manager under the Investment Management Agreements and the Distributor under the Distribution Agreements, each Fund is responsible for all of its own expenses. Among others, these include the Funds’ proportionate share of certain administrative expenses; the investment management fees; transfer and dividend disbursing fees and costs; accounting services; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

Distributor

     The Distributor, Delaware Distributors, L.P., located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the national distributor of each Trust’s shares under a Distribution Agreement dated May 15, 2003. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by the Fund Classes under their respective Rule 12b-1 Plans. The Distributor is an indirect subsidiary of DMH, and, therefore, of Lincoln. The Distributor has agreed to use its best efforts to sell shares of the Funds. See the Prospectus for information on how to invest. Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trusts. The Distributor also serves as national distributor for the other Delaware Investments® Funds. The Boards annually review fees paid to the Distributor.

     Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of the Manager, serves as the Funds’ financial intermediary wholesaler pursuant to a Third Amended and Restated Financial Intermediary Distribution Agreement (the “Financial Intermediary Agreement”) with the Distributor as of January 1, 2007. LFD is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisors, and other financial intermediaries (collectively, “Financial Intermediaries”). The address of LFD is 130 N. Radnor-Chester Rd., Radnor, PA 19087-5221. The Distributor pays LFD for the actual expenses incurred by LFD in performing its duties under the Financial Intermediary Agreement as determined by the Distributor’s monthly review of information retrieved from Lincoln Financial Group’s applicable expense management system. Based on this review, the Distributor may request that LFD provide additional information describing its expenses in detail reasonably acceptable to the Distributor. The fees associated with LFD’s services to the Funds are borne exclusively by the Distributor and not by the Funds.

Transfer Agent

     Delaware Service Company, Inc. (“DSC”), an affiliate of the Manager, is located at 2005 Market Street, Philadelphia, PA 19103-7094, and serves as the Funds’ shareholder servicing, dividend disbursing, and transfer agent (the “Transfer Agent”) pursuant to a Shareholder Services Agreement dated April 19, 2001, as amended August 31, 2006. The Transfer Agent is an indirect subsidiary of DMH and, therefore, of Lincoln. The Transfer Agent also acts as shareholder servicing, dividend disbursing, and transfer agent for other Delaware Investments® Funds. The Transfer Agent is paid a fee by the Funds for providing these services consisting of an annual per account charge of $27.00 for each open and $10.00 for each closed account on its records and each account held on a sub-accounting system maintained by firms that hold accounts on an omnibus basis.

     These charges are assessed monthly on a pro rata basis and determined by using the number of shareholder and retirement accounts maintained as of the last calendar day of each month. Compensation is fixed each year and approved by the Boards, including a majority of the Independent Trustees.

     Each Fund has authorized, in addition to the Transfer Agent, one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on behalf of each Fund. For purposes of pricing, each Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, accepts the order.

     DST Systems, Inc. (“DST”) provides sub-transfer agency services to the Funds. In connection with these services, DST administers the overnight investment of cash pending investment in the Funds or payment of redemptions. The proceeds of this investment program are used to offset the Funds’ transfer agency expenses.

Fund Accountants

     Effective October 1, 2007, The Bank of New York Mellon Bank (“BNY Mellon”), One Wall Street. New York, NY 10286-0001, provides fund accounting and financial administration services to the Funds. Those services include performing functions related to calculating the Funds’ NAV and providing financial reporting information, regulatory compliance testing and other related accounting services. For these services, the Funds pay BNY Mellon an asset-based fee, subject to certain fee minimums plus certain out-of-pocket expenses and transactional charges. Effective October 1, 2007, DSC provides fund accounting and financial administration oversight services to the Funds. Those services include overseeing the Funds’ pricing process, the calculation and payment of fund expenses, and financial reporting in shareholder reports, registration statements and other regulatory filings. DSC also manages the process for the payment of dividends and distributions and the dissemination of Fund NAVs and performance data. For these services, the Funds pay DSC an asset-based fee, plus certain out-of-pocket expenses and transactional charges. The fees payable to BNY Mellon and DSC under the service agreements described above will be allocated among all funds in the Delaware Investments® Family of Funds on a relative NAV basis. Prior to October 1, 2007, DSC provided fund accounting and financial administration services to each Fund at an annual rate of 0.04% of each Fund’s average daily net assets.

     During the fiscal years ended August 31, 2006 and August 31, 2007 and the period September 1, 2007 to September 30, 2007, the Funds paid DSC the following amounts for fund accounting and financial administration services: $319,803, $422,798, and $38,997.

     During the period from October 1, 2007 to August 31, 2008, the Funds paid the following amount to BNY Mellon for fund accounting and financial administration services: $364,475.

     During the period from October 1, 2007 to August 31, 2008, the Funds paid the following amount to DSC for fund accounting and financial administration oversight services: $52,065.

Custodian

     BNY Mellon also serves as custodian of the Funds’ securities and cash. As custodian for each Fund, BNY Mellon maintains a separate account or accounts for each Fund; receives, holds, and releases portfolio securities on account of each Fund; receives and disburses money on behalf of each Fund; and collects and receives income and other payments and distributions on account of each Fund’s portfolio securities.

Legal Counsel

Stradley Ronon Stevens & Young, LLP serves as the Funds’ legal counsel.

PORTFOLIO MANAGERS

Other Accounts Managed

     The following chart lists certain information about types of other accounts for which each portfolio manager is primarily responsible as of August 31, 2008 unless otherwise noted. Any accounts managed in a personal capacity appear under “Other Accounts” along with the other accounts managed on a professional basis. The personal account information is current as of the most recent calendar quarter end for which account statements are available.

			No. of Accounts with	Total Assets in Accounts
	No. of	Total Assets	Performance-Based	with Performance-Based
Name	Accounts	Managed	Fees	Fees

Joseph R. Baxter

Registered Investment
Companies	20	$4.1 billion	--	--

Other Pooled Investment
Vehicles	--	--	--	--

Other Accounts	36	$913.7 million	--	--

Robert F. Collins

Registered Investment
Companies	20	$4.1 billion	--	--

Other Pooled Investment
Vehicles	--	--	--	--

Other Accounts	35	$914.1 million	--	--

Stephen J. Czepiel

Registered Investment
Companies	20	$4.1 billion	--	--

Other Pooled Investment
Vehicles	--	--	--	--

Other Accounts	29	$913.6 million	--	--

Description of Material Conflicts of Interest

     Individual portfolio managers may perform investment management services for other funds or accounts similar to those provided to the Funds and the investment action for such other fund or account and the Funds may differ. For example, an account or fund may be selling a security, while another account or Fund may be purchasing or holding the same security. As a result, transactions executed for one fund or account may adversely affect the value of securities held by another fund, account, or Fund. Additionally, the management of multiple other funds or accounts and the Funds may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple funds or accounts and the Funds. A portfolio manager may discover an investment opportunity that may be suitable for more than one account or fund. The investment opportunity may be limited, however, so that all funds or accounts for which the investment would be suitable may not be able to participate. The Manager has adopted procedures designed to allocate investments fairly across multiple funds or accounts.

     A portfolio manager’s management of personal accounts also may present certain conflicts of interest. While the Manager’s code of ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Compensation Structure

Each portfolio manager’s compensation consists of the following:

     Base Salary. Each named portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

     Bonus. Due to transitioning of responsibilities of our fixed income managers over the past year, some of the portfolio managers’ bonuses may have been guaranteed for the past year. It is anticipated that going forward an objective component will be added to the bonus for each portfolio manager that is reflective of account performance relative to an appropriate peer group or database. The following paragraph describes the structure of the non-guaranteed bonus.

     Each portfolio manager is eligible to receive an annual cash bonus, which is based on quantitative and qualitative factors. There is one pool for bonus payments for the fixed income department. The amount of the pool for bonus payments is determined by assets managed (including investment companies, insurance product-related accounts, and other separate accounts), management fees and related expenses (including fund waiver expenses) for registered investment companies, pooled vehicles, and managed separate accounts. Generally, 60%-75% of the bonus is quantitatively determined. For more senior portfolio managers, a higher percentage of the bonus is quantitatively determined. For investment companies, each portfolio manager is compensated according each Fund’s Lipper or Morningstar peer group percentile ranking on a one-year, three-year, and five-year basis, with longer-term performance more heavily weighted. For managed separate accounts the portfolio managers are compensated according to the composite percentile ranking against the Frank Russell and Callan Associates databases (or similar sources of relative performance data) on a one-year, three-year, and five-year basis, with longer term performance more heavily weighted. There is no objective award for a fund that falls below the 50th percentile, but incentives reach maximum potential at the 25th-30th percentile. There is a sliding scale for investment companies that are ranked above the 50th percentile. The remaining 25%-40% portion of the bonus is discretionary as determined by the Manager and takes into account subjective factors.

     For new and recently transitioned portfolio managers, the compensation may be weighted more heavily towards a portfolio manager’s actual contribution and ability to influence performance, rather than longer-term performance. The Manager intends to move the compensation structure towards longer-term performance for these portfolio managers over time.

     Deferred Compensation. Each named portfolio manager is eligible to participate in the Lincoln National Corporation Executive Deferred Compensation Plan, which is available to all employees whose income exceeds a designated threshold. The Plan is a non-qualified unfunded deferred compensation plan that permits participating employees to defer the receipt of a portion of their cash compensation.

     Stock Option Incentive Plan/Equity Compensation Plan: Portfolio managers may be awarded options, stock appreciation rights, restricted stock awards and restricted stock units relating to the underlying shares of common stock of Delaware Investments U.S., Inc. pursuant to the terms the Amended and Restated Delaware Investments U.S., Inc. Incentive Compensation Plan. In addition, certain managers may be awarded restricted stock units, or “performance shares,” in Lincoln. Delaware Investments U.S., Inc., is an indirect subsidiary of DMH. DMH is in turn an indirect, wholly-owned subsidiary of Lincoln.

     The Amended and Restated Delaware Investments U.S., Inc. Incentive Compensation Plan was established in 2001 in order to provide certain employees of the Manager with a more direct means of participating in the growth of the Manager. Under the terms of the plan, stock options typically vest in 25% increments on a four-year schedule and expire ten years after issuance. Subject to the terms of the plan, restricted stock units typically vest in 25% increments on a four-year schedule, and shares of common stock underlying the restricted stock awards will be issued after vesting. Awards are granted under the plan from time to time by the investment manager in its full discretion. Awards may be based in part on seniority. The fair market value of the shares of Delaware Investments U.S., Inc., is normally determined as of each March 31, June 30, September 30 and December 31. Shares issued upon the exercise of such options or vesting of restricted stock units must be held for six months and one day, after which time the shareholder may put them back to the issuer or the shares may be called back from the shareholder from time to time, as the case may be.

     Other Compensation: Portfolio managers may also participate in benefit plans and programs available generally to all employees.

Ownership of Securities

     As of the date of this Part B, there were no Institutional Class shares of the Funds outstanding, and, therefore, the Funds’ portfolio managers did not own beneficially any Institutional Class shares of the Funds.

TRADING PRACTICES AND BROKERAGE

     The Manager selects broker/dealers to execute transactions on behalf of the Funds for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration in selecting broker/dealers is to seek those broker/dealers who will provide best execution for the Funds. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the account on the transaction. Some trades are made on a net basis where the Funds either buy securities directly from the dealer or sell them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, a Fund pays reasonable brokerage commission rates based upon the professional knowledge of the Manager’s trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Fund pays a minimal share transaction cost when the transaction presents no difficulty. Trades generally are made on a net basis where a Fund either buys or sells the securities directly from or to a broker, dealer or bank. In these instances, there is no direct commission charged but there is a spread (the difference between the ask and bid price) which is the equivalent of a commission.

     During the fiscal years ended August 31, 2006, 2007, and 2008, no brokerage commissions were paid by the Funds.

     Subject to best execution and Rule 12b-1(h) under the 1940 Act, the Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to broker/dealers who provide brokerage and research services. These services include providing advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more mutual funds and separate accounts managed by it, and may not be used, or used exclusively, with respect to the mutual fund or separate account generating the brokerage.

     As provided in the Securities Exchange Act of 1934, as amended, and the Funds’ Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services, if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions directed to broker/dealers who provide such brokerage and research services may result in the Funds paying higher commissions, the Manager believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute, in some part, brokerage and research services used by the Manager in connection with its investment decision-making process and constitute, in some part, services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions that generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to each Fund and to other Delaware Investments® Funds. Subject to best execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

     During the fiscal year ended August 31, 2008, the Funds did not engage in any portfolio transactions resulting in brokerage commissions directed to brokers for brokerage and research services.

     As of August 31, 2008, the Funds did not hold any securities of their regular broker/dealers, as defined in Rule 10b-1 under the 1940 Act, or such broker/dealers’ parents.

     The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and each Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

     Consistent with Financial Industry Regulatory Authority (“FINRA”) rules, and subject to seeking best execution, the Manager may place orders with broker/dealers that have agreed to defray certain Fund expenses such as custodian fees.

CAPITAL STRUCTURE

Capitalization

     Each Trust currently has authorized, and allocated to each Class of each Fund, an unlimited number of shares of beneficial interest with no par value allocated to each Class of each Fund. All shares are, when issued in accordance with each Trust’s registration statement (as amended from time to time), governing instruments and applicable law, fully paid and non-assessable. Shares do not have preemptive rights. All shares of a Fund represent an undivided proportionate interest in the assets of such Fund. Shares of the Institutional Classes may not vote on any matter that affects the Fund Classes’ Distribution Plans under Rule 12b-1. Similarly, as a general matter, shareholders of Fund Classes may vote only on matters affecting their respective Class, including the Fund Classes’ Rule 12b-1 Plans that relate to the Class of shares that they hold. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by each Fund under the Rule 12b-1 Plan relating to its Class A shares. Except for the foregoing, each share Class has the same voting and other rights and preferences as the other Classes of a Fund. General expenses of each Fund will be allocated on a pro-rata basis to the classes according to asset size, except that expenses of the Fund Classes’ Rule 12b-1 Plans will be allocated solely to those classes.

Non-cumulative Voting

     Each Trust’s shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares of such Trust voting for the election of Trustees can elect all of the Trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

PURCHASING SHARES

General Information

     Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the applicable Trust. Each Trust reserves the right to suspend sales of Fund shares and reject any order for the purchase of Fund shares if in the opinion of management such rejection is in a Fund’s best interest. There are no minimum purchase requirements for the Institutional Classes, but certain eligibility requirements must be satisfied.

     Selling dealers are responsible for transmitting orders promptly. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. Each Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any Delaware Investments® Fund. Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

     Each Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Funds may charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice.

     Each Fund also reserves the right, upon 60 days’ written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions.

     FINRA has adopted amendments to its Conduct Rules, relating to investment company sales charges. The Trusts and the Distributor intend to operate in compliance with these rules.

     Certificates representing shares purchased are not ordinarily issued. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder’s account on the books maintained by the Transfer Agent. The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor will be permitted to obtain a certificate in certain limited circumstances that are approved by an appropriate officer of the Funds. No charge is assessed by a Trust for any certificate issued. The Funds do not intend to issue replacement certificates for lost or stolen certificates, except in certain limited circumstances that are approved by an appropriate officer of the Funds. In those circumstances, a shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact the applicable Trust for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor’s certificate(s) must accompany such request.

     Accounts of certain omnibus accounts and managed or asset-allocation programs may be opened below the minimum stated account balance and may maintain balances that are below the minimum stated account balance without incurring a service fee or being subject to involuntary redemption.

     Dividends, if any, paid on the Institutional Classes and the Fund Classes will be calculated in the same manner, at the same time and on the same day, and will be in the same amount, except that the additional amount of Rule 12b-1 Plan expenses relating to the Fund Classes will be borne exclusively by such shares.

     Holders of the Institutional Class shares of the Funds holding shares which were acquired through an exchange from one of the other Delaware Investments® Funds offered with a front-end sales charge who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in the same Class of the Funds or in the same Class of any of the other Delaware Investments® Funds. The reinvestment will not be assessed a front-end sales charge. The reinvestment will be subject to applicable eligibility and minimum purchase requirements and must be in states where shares of such other funds may be sold.

     Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the NAV next determined after receipt of remittance.

     Any reinvestment directed to a Delaware Investments® Fund in which the investor does not then have an account will be treated like all other initial purchases of such Fund’s shares. Consequently, an investor should obtain and read carefully the prospectus for the Delaware Investments® Fund in which the investment is intended to be made before investing or sending money. The Prospectus contains more complete information about the Delaware Investments® Fund, including charges and expenses.

Availability of Institutional Class shares

     The Institutional Class of each Fund is generally available for purchase only by: (i) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (ii) tax-exempt employee benefit plans of the Manager or its affiliates and securities dealer firms with a selling agreement with the Distributor; (iii) institutional advisory accounts of the Manager or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (iv) a bank, trust company, and similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment of the financial institution of a Rule 12b-1 Plan fee; (v) registered investment managers investing on behalf of clients that consist solely of institutions and high net worth individuals having at least $1 million entrusted to the investment manager for investment purposes, but only if the investment manager is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services; and (iv) programs sponsored by financial intermediaries where such programs require the purchase of Institutional Class shares.

INVESTMENT PLANS

Reinvestment Plan

     All dividends and distributions of the Institutional Classes are reinvested in the accounts of the holders of such shares (based on the NAV in effect on the reinvestment date). A confirmation of each dividend payment from net investment income and of distributions from realized securities profits, if any, will be mailed to shareholders in the first quarter of the next fiscal year.

Reinvestment of Dividends in other Delaware Investments® Funds

Dividends from Institutional Class shares may only be directed to other Institutional Class shares.

Investing by Exchange

     If you have an investment in another Delaware Investments® Fund, you may write and authorize an exchange of part or all of your investment into shares of the Funds. All exchanges are subject to the eligibility and minimum purchase requirements and any additional limitations set forth in the Funds’ Prospectus. See “Redemption and Exchange” below for more complete information concerning your exchange privileges.

Investing by Electronic Fund Transfer

     Initial investments under the direct deposit purchase plan and the automatic investing plan must be for $250 or more and subsequent investments under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

     Payments to the Funds from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder’s account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, the Funds may liquidate sufficient shares from a shareholder’s account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder’s account, the shareholder is expected to reimburse the Funds.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

     Orders for purchases and redemptions of the Institutional Class shares are effected at the NAV per share next calculated after receipt of the order by the Funds, their agent or certain other authorized persons. See “Distributor” under “Investment Manager and Other Service Providers” above. Selling dealers are responsible for transmitting orders promptly.

     Offering price and NAV are computed as of the close of regular trading on the NYSE, which is normally 4 p.m., Eastern time, on days when the NYSE is open for business. The NYSE is scheduled to be open Monday through Friday throughout the year except for days when the following holidays are observed: New Year’s Day, Martin Luther King, Jr.’s Birthday, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of emergency or if regular trading on the NYSE is stopped at a time other than 4:00 p.m. Eastern time. When the NYSE is closed, the Funds will generally be closed, pricing calculations will not be made, and purchase and redemption orders will not be processed.

     The NAV per share for each share class of each Fund is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. In determining each Fund’s total net assets, portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are generally valued at the closing price on that exchange, unless such closing prices are determined to be not readily available pursuant to the Funds’ pricing procedures. Exchange traded options are valued at the last reported sale price or, if no sales are reported, at the mean between bid and asked prices. Non-exchange traded options are valued at fair value using a mathematical model. Futures contracts are valued at their daily quoted settlement price. For valuation purposes, foreign currencies and foreign securities denominated in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars based on rates in effect that day. Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the London Stock Exchange. Use of a pricing service has been approved by the Boards. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Subject to the foregoing, securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith and in a method approved by the Boards.

     Each Class of a Fund will bear, pro rata, all of the common expenses of that Fund. The NAVs of all outstanding shares of each Class of a Fund will be computed on a pro rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that Class. All income earned and expenses incurred by a Fund will be borne on a pro rata basis by each outstanding share of a Class, based on each Class’ percentage in that Fund represented by the value of shares of such Classes, except that Institutional Classes will not incur any of the expenses under the Trust’s Rule 12b-1 Plans, while the Fund Classes will bear the Rule 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each Class, the NAV of each Class of a Fund will vary.

REDEMPTION AND EXCHANGE

General Information

     You can redeem or exchange your shares in a number of different ways that are described below. Your shares will be redeemed or exchanged at a price based on the NAV next determined after a Fund receives your request in good order. For example, redemption or exchange requests received in good order after the time the offering price and NAV of shares are determined will be processed on the next Business Day. See the Funds’ Prospectus. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

     Except as noted below, for a redemption request to be in “good order,” you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the Delaware Investments® Fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. Each Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days’ written notice to shareholders.

     Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its Business Day will be executed at the NAV per share computed that day, if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and NAV are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

     Payment for shares redeemed will ordinarily be mailed the next Business Day, but in no case later than seven days, after receipt of a redemption request in good order by either Fund or certain other authorized persons (see “Distributor” under “Investment Manager and Other Service Providers” above); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

     The Funds will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Funds will honor redemption requests as to shares for which a check was tendered as payment, but the Funds will not mail or wire the proceeds until they are reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder’s address of record.

     If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Funds will automatically redeem from the shareholder’s account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to the Funds or to the Distributor.

     In case of a suspension of the determination of the NAV because the NYSE is closed for other than weekends or holidays, or trading thereon is restricted, or an emergency exists as a result of which disposal by the Funds of securities owned by them is not reasonably practical, or it is not reasonably practical for the Funds fairly to value their assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, the Funds may postpone payment or suspend the right of redemption or repurchase. In such cases, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the NAV next determined after the suspension has been terminated.

     Payment for shares redeemed or repurchased may be made either in cash or in-kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in “Determining Offering Price and Net Asset Value” above. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, each Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the NAV of such Fund during any 90-day period for any one shareholder.

     The value of a Fund’s investments is subject to changing market prices. Thus, a shareholder redeeming shares of a Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

     Each Fund also reserves the right to refuse the purchase side of an exchange request by any person, or group if, in the Manager’s judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder’s purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund’s assets.

     The Funds discourage purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Funds will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund to be a market timer.

     Market timing of a Delaware Investments® Fund occurs when investors make consecutive rapid short-term “roundtrips,” or in other words, purchases into a Delaware Investments® Fund followed quickly by redemptions out of that Fund. A short-term roundtrip is any redemption of Fund shares within 20 Business Days of a purchase of that Fund’s shares. If you make a second such short-term roundtrip in a Delaware Investments® Fund within the same calendar quarter of a previous short-term roundtrip in that Fund, you may be considered a market timer. The purchase and sale of Fund shares through the use of the exchange privilege are also included in determining whether market timing has occurred. The Funds also reserve the right to consider other trading patterns as market timing.

     Your ability to use the Funds’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order.

Written Redemption

     You can write to the Funds at P.O. Box 219656, Kansas City, MO 64121-9656 by regular mail (or 430 W. 7th Street, Kansas City, MO 64105 by overnight courier service) to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $100,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Funds require a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer Association Medallion Program (“STAMP”). Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

Payment is normally mailed the next Business Day after receipt of your redemption request.

Written Exchange

     You may also write to the Funds (at P.O. Box 219656, Kansas City, MO 64121-9656) by regular mail (or 430 W. 7th Street, Kansas City, MO 64105 by overnight courier service) to request an exchange of any or all of your shares into another Delaware Investments® Fund, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange

     To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you hold your Institutional Class shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

     Telephone Redemption: The “Check to Your Address of Record” service and the “Telephone Exchange” service, both of which are described below, are automatically provided unless you notify the Funds in writing that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate or suspend these procedures upon 60 days’ written notice to shareholders. It may be difficult to reach the Funds by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

     The Funds and their Transfer Agent are not responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Funds will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by the Funds are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

     Telephone Redemption — Check to Your Address of Record: The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $100,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record.

Payment is normally mailed the next Business Day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

     Telephone Redemption — Proceeds to Your Bank: Redemption proceeds of $1,000 or more can be transferred to your pre-designated bank account by wire or by check. You should authorize this service when you open your account. If you change your pre-designated bank account, you must complete an authorization form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next Business Day. If the proceeds are wired to the shareholder’s account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder’s bank account. If you ask for a check, it will normally be mailed the next Business Day after receipt of your redemption request to your pre-designated bank account. There are no separate fees for this redemption method, but mailing a check may delay the time it takes to have your redemption proceeds credited to your pre-designated bank account. Simply call the Shareholder Service Center at 800 523-1918 prior to the time the offering price and NAV are determined, as noted above.

     Telephone Exchange: The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other Delaware Investments® Funds under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of the Funds, as described above. Telephone exchanges may be subject to limitations as to amount or frequency.

     The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the Delaware Investments® Funds. Telephone exchanges may be subject to limitations as to amount or frequency. The Transfer Agent and each Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

     Each Fund will normally declare all its net investment income, if any, on a daily basis and distribute, as dividends, monthly. Net investment income earned on days when the Funds are not open will be declared as a dividend on the next business day. Any net realized capital gains will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund. Such distributions will be reinvested in shares, unless the shareholder elects to receive them in cash. Shareholders will receive a quarterly statement showing a Class’s dividends paid and all the transactions made during the period.

     Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. In determining daily dividends, the amount of net investment income for each Fund will be determined at the time the offering price and NAV are determined (see “Determining Offering Price and Net Asset Value” above) and shall include investment income accrued by the respective Fund, less the estimated expenses of that Fund incurred since the last determination of NAV. Gross investment income consists principally of interest accrued and, where applicable, net pro-rata amortization of premiums and discounts since the last determination. The dividend declared, as noted above, will be deducted immediately before the NAV calculation is made.

     Purchases of Fund shares by wire begin earning dividends when converted into Federal Funds and available for investment, normally the next business day after receipt. However, if a Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying such Fund’s credit policies, the purchase will start earning dividends on the date the wire is received. Investors desiring to guarantee wire payments must have an acceptable financial condition and credit history in the sole discretion of that Fund. The Funds reserve the right to terminate this option at any time. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

     Dividend distributions are automatically reinvested in additional shares of the paying Fund at NAV on the ex-dividend date, unless an election to receive dividends in cash has been made. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder’s election to receive dividends in cash. If such a shareholder’s dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period, consistent with the payment and mailing schedule described above.

     Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder’s account at the then-current NAV and the dividend option may be changed from cash to reinvest. A Fund may deduct from a shareholder’s account the costs of such Fund’s effort to locate a shareholder if a shareholder’s mail is returned by the United States Post Office or such Fund is otherwise unable to locate the shareholder or verify the shareholder’s mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

     Each Fund calculates income dividends and capital gain distributions the same way for each class. The amount of any income dividends per share will differ, however, generally due to any differences in the distribution and service (Rule 12b-1) fees applicable to the classes. Each Class will share proportionately in the investment income and expenses of its respective Fund, except that Fund Classes alone will incur distribution fees under their respective 12b-1 Plan.

     TAXES Distributions of Net Investment Income – in general.

     Each Fund receives income generally in the form of interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends, consisting generally of either exempt-interest or taxable income, may be paid to you.

Exempt-Interest Dividends.

     By meeting certain requirements of the Code, each Fund qualifies to pay exempt-interest dividends to shareholders. These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are paid to shareholders. Exempt-interest dividends that are excluded from federal taxable income, may still be subject to federal alternative minimum tax. See the discussion below under the heading, “Alternative Minimum Tax.”

     For shareholders who are recipients of Social Security benefits, exempt-interest dividends are includable in computing “modified adjusted gross income” for purposes of determining the amount of Social Security benefits, if any, that is required to be included in gross income. The maximum amount of Social Security benefits that may be included in gross income is 85%.

Dividends from Taxable Income.

     Each Fund may earn taxable income from many sources, including income from temporary investments, discount from stripped obligations or their coupons, income from securities loans or other taxable transactions, and ordinary income from the sale of market discount bonds. If you are a taxable investor, any distributions by a Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

Capital Gain Distributions.

     A Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a Fund. Any net short-term or long-term capital gain realized by a Fund (net of any capital loss carryovers) generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital.

     If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

Information on the Amount and Tax Character of Distributions.

     The Funds will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year, including the portion of the distributions that on average are comprised of exempt-interest income, taxable income and the portion of exempt-interest income that is a tax preference item when determining the alternative minimum tax. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as exempt-interest income, taxable income, or capital gains, and in the case of non-U.S. shareholders, a Fund may further designate and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by a Fund in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

Election to be Taxed as a Regulated Investment Company.

     Each Fund has elected, or intends to elect, to be treated as a regulated investment company under Subchapter M of the Code, and intends to so qualify during the current fiscal year. As a regulated investment company, a Fund generally is not subject to entity level federal income tax on the income and gains it distributes to you. The Boards reserves the right not to distribute a Fund’s net long-term capital gain or not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. If net long-term capital gain is retained, a Fund would be taxed on the gain at the highest corporate tax rate, and shareholders would be notified that they are entitled to a credit or refund for the tax paid by the Fund. If a Fund fails to qualify as a regulated investment company, the Fund would be subject to federal and possibly state corporate taxes on its taxable income and gains, and distributions to you will be treated as taxable dividend income to the extent of such Fund’s earnings and profits.

     In order to qualify as a regulated investment company for federal income tax purposes, each Fund must meet certain asset diversification, income and distribution specific requirements, including:

     (i) A Fund must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Fund’s total assets, and, with respect to 50% of the Fund’s total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Fund’s total assets or 10% of the outstanding voting securities of the issuer;

     (ii) A Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

     (iii) A Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

Excise Tax Distribution Requirements.

     As a regulated investment company, each Fund is required to distribute its income and gains on a calendar year basis, regardless of the Fund’s fiscal year end as follows:

     Required distributions. To avoid a 4% federal excise tax, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. The Funds intend to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

     Post October losses. Because the periods for measuring a regulated investment company’s income are different for excise and income tax purposes special rules are required to protect the amount of earnings and profits needed to support excise tax distributions. For instance, if a regulated investment company that uses October 31st as the measurement period for paying out capital gain net income realizes a net capital loss after October 31 and before the close of its taxable year, the fund likely would have insufficient earnings and profits for that taxable year to support the dividend treatment of its required distributions for that calendar year. Accordingly, a Fund is permitted to elect to treat net capital losses realized between November 1 and its fiscal year end of August 31 (“post-October loss”) as occurring on the first day of the following tax year (i.e. September 1).

Sales or Exchanges of Fund Shares.

     Sales, exchanges, and redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, the Internal Revenue Service requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss, and will be long-term or short-term, generally depending on how long you have held your shares.

     Sales at a loss within six months of purchase. If you sell or exchange Fund shares that you owned for six months or less:

¡	any loss incurred is disallowed to the extent of any exempt-interest dividends paid to you on your shares, and

¡	any remaining loss is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund.

     Wash sales. All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

     Cost Basis Reporting. Under recently enacted provisions of the Emergency Economic Stabilization Act of 2008, a Fund’s administrative agent will be required to provide you with cost basis information on the sale of any of your shares in the Fund, subject to certain exceptions. This cost basis reporting requirement is effective for shares purchased in the Fund on or after January 1, 2012.

U.S. Government Obligations.

     Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by a Fund. Income on investments by a Fund in certain other obligations, such as repurchase agreements, collateralized by U.S. government obligations commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (“GNMA”) or Federal National Mortgage Association (“FNMA”) obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Qualified Dividend Income for Individuals.

     Because each Fund’s income is derived primarily from interest rather than dividends, none of its distributions are expected to be qualified dividend income eligible for taxation by individuals at long-term capital gain rates.

Dividends-Received Deduction for Corporations.

     Because each Fund’s income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify for the corporate dividends-received deduction.

Alternative Minimum Tax.

     Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for shareholders when determining their federal alternative minimum tax. Private activity bond interest could subject shareholders to or increase their liability under federal alternative minimum taxes, depending on their personal or corporate tax position. If shareholders are a person defined in the Code as a “substantial user” (or person related to a user) of a facility financed by private activity bonds, shareholders should consult with their tax advisor before buying shares of a Fund.

Treatment of Interest on Debt Incurred to Hold Fund Shares.

     Interest on debt that shareholders incur to buy or hold Fund shares may not be deductible for federal income tax purposes. Indebtedness may be allocated to shares of a Fund even though not directly traceable to the purchase of such shares.

Loss of Status of Securities as Tax-Exempt.

     Risk of loss of federal exemption. Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the security could cause interest on the security, as well as Fund distributions derived from this interest, to become taxable, perhaps retroactively to the date the security was issued. In such a case, a Fund may be required to report to the IRS and send to shareholders amended Forms 1099 for a prior taxable year in order to report additional taxable income. This, in turn, could require shareholders to file amended federal and state income tax returns for such prior year to report and pay tax and interest on their pro rata share of the additional amount of taxable income.

Investment in Complex Securities.

     The Funds may invest in complex securities that could be subject to numerous special and complex tax rules. These rules could accelerate the recognition of income by a Fund (possibly causing a Fund to sell securities to raise the cash for necessary distributions) and/or defer a Fund’s ability to recognize a loss, and, in limited cases, subject a Fund to U.S. federal income tax. These rules could also affect whether gain or loss recognized by a Fund is treated as ordinary or capital, or as interest or dividend income. These rules could, therefore, affect the amount, timing or character of the income distributed to you by a Fund. For example:

     Derivatives. A Fund is permitted to invest in certain options, futures, forwards, or foreign currency contracts. If a Fund makes these investments, under certain provisions of the Code, it may be required to mark-to-market these contracts and recognize for federal income tax purposes any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these provisions, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, a Fund also would be required to mark-to-market these contracts annually as of October 31 (for capital gain net income and ordinary income arising from certain foreign currency contracts), and to realize and distribute any resulting income and gains.

     Short sales and securities lending transactions. A Fund’s entry into a short sale transaction or an option or other contract could be treated as the “constructive sale” of an “appreciated financial position,” causing it to realize gain, but not loss, on the position. Additionally, a Fund’s entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

     Tax straddles. A Fund’s investment in options, futures, forwards, or foreign currency contracts in connection with certain hedging transactions could cause it to hold offsetting positions in securities. If the Fund’s risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Fund could be deemed to have entered into a tax “straddle” or to hold a “successor position” that would require any loss realized by it to be deferred for tax purposes.

     Securities purchased at discount. A Fund is permitted to invest in securities issued or purchased at a discount, such as zero coupon, deferred interest or payment-in-kind (PIK) bonds, that could require it to accrue and distribute income not yet received. If it invests in these securities, the Fund could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions.

     Credit default swap agreements. A Fund may enter into credit default swap agreements. The rules governing the tax aspects of swap agreements that provide for contingent nonperiodic payments of this type are in a developing stage and are not entirely clear in certain aspects. Accordingly, while a Fund intends to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. The Funds intend to monitor developments in this area. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in credit default swap agreements.

     Investments in securities of uncertain tax character. Each Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding.

By law, a Fund must withhold a portion of your taxable dividends and sales proceeds unless you:

¡	provide your correct social security or taxpayer identification number,

¡	certify that this number is correct,

¡	certify that you are not subject to backup withholding, and

¡	certify that you are a U.S. person (including a U.S. resident alien).

     A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any dividends or proceeds paid. The special U.S. tax certification requirements applicable to non-U.S. investors are described under the Non-U.S. Investors heading below.

Non-U.S. Investors.

     Non-U.S. investors (shareholders who, as to the United States, are a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

     In general. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by a Fund, subject to certain exemptions for dividends designated as exempt-interest dividends, capital gain dividends, short-term capital gain dividends and interest-related dividends as described below. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Exempt-interest dividends. In general, exempt-interest dividends are not subject to U.S. withholding tax.

     Capital gain dividends & short-term capital gain dividends. In general, capital gain dividends designated by a Fund and paid from either long-term or short-term capital gains (other than gain realized on disposition of U.S. real property interests) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year.

     Interest-related dividends. Interest-related dividends designated by a Fund and paid from qualified net interest income are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount and (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which a Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is designated by a Fund as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of the Fund’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, a Fund may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

     Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors. It may not be practical in every case for a Fund to designate, and each Fund reserves the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. Additionally, a Fund’s designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

     Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; effectively connected income. Ordinary dividends paid by a Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. If you hold your Fund shares in connection with a subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount. In addition, a partial exemption from U.S estate tax may apply to Fund shares held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by a Fund at the end of the quarter immediately preceding the decedent's death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate. This provision applies to decedents dying after December 31, 2004 and before January 1, 2008; however, legislation has been proposed which would extend this date. Transfers by gift of shares of a Fund by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

U.S. tax certification rules. Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the

United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

Certain State Tax Consequences of Investing in each of the Funds

     For a discussion regarding certain state tax consequences of investing in each of the Funds, please see the section entitled “Dividends, distributions and taxes” in the Prospectus.

     This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in a Fund.

PERFORMANCE INFORMATION

     To obtain the Funds’ most current performance information, please call 800 523-1918 or visit www.delawareinvestments.com.

     Performance quotations represent the Funds’ past performance and should not be considered as representative of future results. The Funds will calculate their performance in accordance with the requirements of the rules and regulations under the 1940 Act, or any other applicable U.S. securities laws, as they may be revised from time to time by the SEC.

FINANCIAL STATEMENTS

     Ernst & Young LLP, which is located at 2001 Market Street, Philadelphia, PA 19103, serves as the independent registered public accounting firm for the Funds and, in its capacity as such, audits the annual financial statements contained in the Funds’ Annual Report. Each Fund’s Statement of Net Assets, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the report of Ernst & Young LLP, the Funds’ independent registered public accounting firm, for the fiscal year ended August 31, 2008, are included in the Funds’ Annual Report to shareholders. The financial statements, the notes relating thereto, the financial highlights, and the report of Ernst & Young LLP listed above are incorporated by reference from the Annual Report in this Part B.

PRINCIPAL HOLDERS

     Because the Funds’ Institutional Class shares had not commenced operations prior to the date of this Part B, the Institutional Class shares has no principal holders.

APPENDIX A – DESCRIPTION OF RATINGS

General Rating Information

     The ratings list below can be further described as follows. For all categories lower than Aaa, Moody’s Investors Service, Inc. includes a “1,” “2,” or “3” following the rating to designate a high, medium or low rating, respectively. Similarly, for all categories lower than AAA, Standard & Poor’s and Fitch, Inc. may add a “+” or “-” following the rating to characterize a higher or lower rating, respectively.

Bonds

Moody’s Investors	Aaa	Highest quality, smallest degree of investment risk.

Service, Inc.	Aa	High quality; together with Aaa bonds, they compose the high-grade bond group.

	A	Upper- medium-grade obligations; many favorable investment attributes.

	Baa	Medium-grade obligations; neither highly protected nor poorly secured.
Interest and principal appear adequate for the present, but certain protective elements may be lacking or may be unreliable over any great length of time.

	Ba	More uncertain with speculative elements. Protective of interest and principal payments not well safeguarded in good and bad times.

	B	Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.

	Caa	Poor standing, may be in default; elements of danger with respect to principal or interest payments.

	Ca	Speculative in high degree; could be in default or have other marked shortcomings.

	C	Lowest rated. Extremely poor prospects of ever attaining investment standing.

Standard & Poor’s	AAA	Highest rating; extremely strong capacity to pay principal and interest.

	AA	High quality; very strong capacity to pay principal and interest.

	A	Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.

	BBB	Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to weakened capacity to pay principal and interest than for higher-rated bonds.

	BB, B,	Predominantly speculative with respect to the issuer’s capacity to meet
	CCC,	required interest and principal payments. BB-lowest degree of speculation;
	CC	CC-the highest degree of speculation. Quality and protective characteristics outweighed by large uncertainties or major risk exposure to adverse conditions.

	D	In default.

Fitch, Inc.	AAA	Highest quality; obligor has exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

	AA	Very high quality; obligor’s ability to pay interest and repay principal is very strong. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

	A	High quality; obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than higher-rated bonds.

	BBB	Satisfactory credit quality; obligor’s ability to pay interest and repay principal is considered adequate. Unfavorable changes in economic conditions and circumstances are more likely to adversely affect these bonds and impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for higher-rated bonds.

	BB,	Not investment grade; predominantly speculative with respect to the issuer’s
	CCC	capacity to repay interest and repay principal in accordance with the terms of the obligation for bond issues not in default. BB is the least speculative. C is the most speculative.

Commercial Paper

Moody’s		S&P		Fitch

P-1	Superior quality	A-1+	Extremely strong	F-1+	Exceptionally strong quality
			quality	F-1	Very strong quality
		A-1	Strong quality

P-2	Strong quality	A-2	Satisfactory quality	F-2	Good credit quality

P-3	Acceptable	A-3	Adequate quality	F-3	Fair quality
	quality	B	Speculative quality	F-S	Weak credit quality
		C	Doubtful quality

State and Municipal Notes

Moody’s		S&P		Fitch

MIG1/VMIG1	Best quality	SP1+	Very strong quality	F-1+	Exceptionally strong quality
		SP1	Strong grade	F-1	Very strong quality

MIG2/VMIG2	High quality	SP2	Satisfactory grade	F-2	Good credit quality

MIG3/VMIG3	Favorable quality			F-3	Fair credit quality

MIG4/VMIG4	Adequate quality

SG	Speculative	SP3	Speculative grade	F-S	Weak credit quality
quality

Earnings and Dividend Rankings For Common Stocks

     Standard & Poor’s. The investment process involves assessment of various factors -- such as product and industry position, corporate resources and financial policy -- with results that make some common stocks more highly esteemed than others. In this assessment, Standard & Poor’s believes that earnings and dividend performance is the end result of the interplay of these factors and that, over the long run, the record of this performance has a considerable bearing on relative quality. The rankings, however, do not pretend to reflect all of the factors, tangible or intangible, that bear on stock quality.

     Relative quality of bonds or other debt, that is, degrees of protection for principal and interest, called creditworthiness, cannot be applied to common stocks, and therefore rankings are not to be confused with bond quality ratings which are arrived at by a necessarily different approach.

     Growth and stability of earnings and dividends are deemed key elements in establishing Standard & Poor’s earnings and dividend rankings for common stocks, which are designed to capsulize the nature of this record in a single symbol. It should be noted, however, that the process also takes into consideration certain adjustments and modifications deemed desirable in establishing such rankings.

     The point of departure in arriving at these rankings is a computerized scoring system based on per-share earnings and dividend records of the most recent ten years -- a period deemed long enough to measure significant time segments of secular growth, to capture indications of basic change in trend as they develop, and to encompass the full peak-to-peak range of the business cycle. Basic scores are computed for earnings and dividends, then adjusted as indicated by a set of predetermined modifiers for growth, stability within long-term trend, and cyclicality. Adjusted scores for earnings and dividends are then combined to yield a final score.

     Further, the ranking system makes allowance for the fact that, in general, corporate size imparts certain recognized advantages from an investment standpoint. Conversely, minimum size limits (in terms of corporate sales volume) are set for the various rankings, but the system provides for making exceptions where the score reflects an outstanding earnings-dividend record.

     The final score for each stock is measured against a scoring matrix determined by analysis of the scores of a large and representative sample of stocks. The range of scores in the array of this sample has been aligned with the following ladder of rankings:

A+	Highest	B+	Average	C	Lowest

A	High	B	Below Average	D	In Reorganization

A-	Above Average	B-	Lower

     NR signifies no ranking because of insufficient data or because the stock is not amenable to the ranking process.

     The positions as determined above may be modified in some instances by special considerations, such as natural disasters, massive strikes, and non-recurring accounting adjustments.

     A ranking is not a forecast of future market price performance, but is basically an appraisal of past performance of earnings and dividends, and relative current standing. These rankings must not be used as market recommendations; a high-score stock may at times be so overpriced as to justify its sale, while a low-score stock may be attractively priced for purchase. Rankings based upon earnings and dividend records are no substitute for complete analysis. They cannot take into account potential effects of management changes, internal company policies not yet fully reflected in the earnings and dividend record, public relations standing, recent competitive shifts, and a host of other factors that may be relevant to investment status and decision.

Preferred Stock Rating

Moody’s Investors	Aaa	Considered to be a top-quality preferred stock. This rating indicates good asset
Service, Inc.		protection and the least risk of dividend impairment within the universe of preferred stocks.

	Aa	Considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

A	Considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the “aaa” and “aa” classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

Baa	Considered to be medium-grade, neither highly protected nor poorly secured.
Earnings and asset protection appear adequate at present but may be questionable over any great length of time.
Ba	Considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B	Generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

Caa	Likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

	Ca	Speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

	C	The lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard & Poor’s	AAA	Has the highest rating that may be assigned by Standard & Poor’s to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

	AA	Qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated
“AAA.”

	A	Backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

	BBB	Regarded as backed by an adequate capacity to pay the preferred stock obligations.
Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the “A”
category.

	BB,	Regarded, on balance, as predominantly speculative with respect to
	B	the issuer’s capacity to pay preferred stock obligations. “BB” indicates the lowest
	CCC	degree of speculation and “CCC” the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

	CC	Reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

	C	A non-paying issue.

	D	A non-paying issue with the issuer in default on debt instruments.

	NR	Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

PART C

(Delaware Group® Tax-Free Fund)
File Nos. 002-86606/811-03850
Post-Effective Amendment No. 38

OTHER INFORMATION

Item 23.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed documents indicated below, except as noted:

(a)	Articles of Incorporation.

	(1)	Executed Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed August 16, 1999.

	(2)	Executed Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed August 16, 1999.

	(3)	Executed Certificate of Amendment (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 35 filed December 28, 2007.

(b)	By-Laws. Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 35 filed December 28, 2007.

(c)	Instruments Defining Rights of Security Holders.

	(1)	Agreement and Declaration of Trust. Articles III, IV, V and VI of the Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed August 16, 1999.

	(2)	By-Laws. Article II of the Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 35 filed December 28, 2007.

(d)	Investment Advisory Contracts.

	(1)	Executed Investment Management Agreement (November 1, 1999) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 27 filed October 27, 2000.

	(2)	Executed Investment Advisory Expense Limitation Letter (December 2008) between Delaware Management Company (a series of Delaware Management Business Trust) and Registrant incorporated into this filing by reference to Post-Effective Amendment No. 37 filed December 29, 2008.

(e)	Underwriting Contracts.

	(1)	Distribution Agreements.

(i) Executed Distribution Agreement (April 19, 2001) between Delaware Distributors, L.P. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 28 filed October 31, 2001.

(ii) Executed Distribution Expense Limitation Letter (December 2008) between

1

Delaware Distributors, L.P. and Registrant incorporated into this filing by reference to Post-Effective Amendment No. 37 filed December 29, 2008.

	(2)	Financial Intermediary Distribution Agreement.

(i) Executed Third Amended and Restated Financial Intermediary Distribution Agreement (January 1, 2007) between Delaware Distributors, L.P. and Lincoln Financial Distributors, Inc. incorporated into this filing by reference to Form N-14 filed February 28, 2007.

	(3)	Dealer's Agreement (January 2001) incorporated into this filing by reference to Post- Effective Amendment No. 29 filed November 18, 2002.

	(4)	Vision Mutual Fund Gateway® Agreement (November 2000) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed November 18, 2002.

	(5)	Registered Investment Advisers Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed November 18, 2002.

	(6)	Bank/Trust Agreement (August 2004) incorporated into this filing by reference to Post- Effective Amendment No. 31 filed December 3, 2004.

(f)	Bonus or Profit Sharing Contracts. Not applicable.

(g)	Custodian Agreements.

	(1)	Executed Mutual Fund Custody and Services Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 37 filed December 29, 2008.

	(2)	Executed Securities Lending Authorization (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 35 filed December 28, 2007.

(h)	Other Material Contracts.

	(1)	Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post- Effective Amendment No. 28 filed October 31, 2001.

(i) Executed Amendment Letter (August 23, 2002) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 30 filed October 31, 2003.

(ii) Executed Schedule B (June 2008) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 36 filed November 24, 2008.

	(2)	Executed Fund Accounting and Financial Administration Services Agreement (October 1, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 35 filed December 28, 2007.

2

(3) Executed Fund Accounting and Financial Administration Oversight Agreement (October 1, 2007) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 35 filed December 28, 2007.

(i)	Legal Opinion.

(1)         Opinion and Consent of Counsel (August 5, 1999) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed August 16, 1999.

(2) Opinion and Consent of Counsel with respect to the Institutional Class of Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund attached as Exhibit No. EX-99.i.2.

(j)	Other Opinions. Consent of Independent Registered Public Accounting Firm (December 2008) attached as Exhibit No. EX-99.j.

(k)	Omitted Financial Statements. Not applicable.

(l)	Initial Capital Agreements. Not applicable.

(m)	Rule 12b-1 Plan.

(1) Plan under Rule 12b-1 for Class A (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 28 filed October 31, 2001.

(2) Plan under Rule 12b-1 for Class B (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 28 filed October 31, 2001.

(3) Plan under Rule 12b-1 for Class C (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 28 filed October 31, 2001.

(n)	Rule 18f-3 Plan.

(1) Plan under Rule 18f-3 (August 31, 2006) incorporated into this filing by reference to Post- Effective Amendment No. 37 filed December 29, 2008.

(i) Appendix A (November 19, 2008) to Plan under Rule 18f-3 incorporated into this filing by reference to Post-Effective Amendment No. 37 filed December 29, 2008.

(o)	Reserved.

(p)	Codes of Ethics.

(1) Code of Ethics for the Delaware Investments Family of Funds (August 2008) incorporated into this filing by reference to Post-Effective Amendment No. 37 filed December 29, 2008.

(2) Code of Ethics for Delaware Investments (Delaware Management Company, a series of Delaware Management Business Trust, and Delaware Distributors, L.P.) (August 2008) incorporated into this filing by reference to Post-Effective Amendment No. 37 filed December 29, 2008.

(3) Code of Ethics for Lincoln Financial Distributors, Inc. (June 2007) incorporated into this filing by reference to Post-Effective Amendment No. 35 filed December 28, 2007.

(q)	Other. Powers of Attorney (May 17, 2007) incorporated into this filing by reference to Post- Effective Amendment No. 35 filed December 28, 2007.

Item 24. Persons Controlled by or Under Common Control with Registrant. None.

Item 25. Indemnification. Article VII, Section 2 (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 35 filed December 28, 2007.

3

Article VI of the Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 35 filed December 28, 2007.

Item 26. Business and Other Connections of the Investment Adviser.

Delaware Management Company (the “Manager”), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-advisor to certain of the other funds in the Delaware Investments® Funds (Delaware Group® Adviser Funds, Delaware Group Cash Reserve, Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Foundation Funds, Delaware Group Global & International Funds, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited Term Government Funds, Delaware Group State Tax-Free Income Trust, Delaware Group Tax Free Money Fund, Delaware Pooled® Trust, Delaware VIP® Trust, Optimum Fund Trust, Voyageur Insured Funds, Voyageur Intermediate Tax-Free Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Voyageur Tax-Free Funds, Delaware Investments Dividend and Income Fund, Inc., Delaware Investments Global Dividend and Income Fund, Inc., Delaware Investments Arizona Municipal Income Fund, Inc., Delaware Investments Colorado Municipal Income Fund, Inc., Delaware Investments National Municipal Income Fund, Delaware Investments Minnesota Municipal Income Fund II, Inc., and Delaware Enhanced Global Dividend and Income Fund) as well as to certain non-affiliated registered investment companies. In addition, certain officers of the Manager also serve as trustees of other Delaware Investments Funds®, and certain officers are also officers of these other funds. A company indirectly owned by the Manager’s parent company acts as principal underwriter to the mutual funds in the Delaware Investments Funds® (see Item 27 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the Delaware Investments Funds.

The following persons serving as directors or officers of the Manager have held the following positions during the past two years. Unless otherwise noted, the principal business address of the directors and officers of the Manager is 2005 Market Street, Philadelphia, PA 19103-7094.

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held

Patrick P. Coyne	President	Chairman/President/Chief	Mr. Coyne has served in various
		Executive Officer	executive capacities within
Delaware Investments

President – Lincoln National
Investment Companies, Inc.

Director – Kaydon Corp.

Board of Governors Member –
Investment Company Institute
(ICI)

Member of Investment
Committee Cradle of Liberty
Council, BSA

Finance Committee Member –
St. John Vianney Roman
Catholic Church

Michael J. Hogan[1]	Executive Vice	Executive Vice	Mr. Hogan has served in various
	President/Head of Equity	President/Head of Equity	executive capacities within
	Investments	Investments	Delaware Investments

4

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held

John C. E. Campbell	Executive Vice	None	Mr. Campbell has served in
	President/Global		various executive capacities
	Marketing & Client		within Delaware Investments
Services

Philip N. Russo	Executive Vice	None	Mr. Russo has served in various
	President/Chief		executive capacities within
	Administrative Officer		Delaware Investments

See Yeng Quek	Executive Vice	Executive Vice	Mr. Quek has served in various
	President/Managing	President/Managing	executive capacities within
	Director/Chief	Director, Fixed Income	Delaware Investments
Investment Officer,
	Fixed Income		Executive Vice
President/Managing Director/
Chief Investment Officer, Fixed
Income –Lincoln National
Investment Companies, Inc.

Director/Trustee - HYPPCO
Finance Company Ltd.

Douglas L. Anderson	Senior Vice President –	None	Mr. Anderson has served in
	Operations		various executive capacities
within Delaware Investments

Marshall T. Bassett	Senior Vice	Senior Vice President/Chief	Mr. Bassett has served in
	President/Chief	Investment Officer —	various executive capacities
	Investment Officer —	Emerging Growth Equity	within Delaware Investments
Emerging Growth Equity

Joseph R. Baxter	Senior Vice	Senior Vice President/Head	Mr. Baxter has served in various
	President/Head of	of Municipal Bond	executive capacities within
	Municipal Bond	Investments	Delaware Investments
Investments

Christopher S. Beck	Senior Vice	Senior Vice	Mr. Beck has served in various
	President/Senior	President/Senior Portfolio	executive capacities within
	Portfolio Manager	Manager	Delaware Investments

Michael P. Buckley	Senior Vice	Senior Vice	Mr. Buckley has served in
	President/Director of	President/Director of	various executive capacities
	Municipal Research	Municipal Research	within Delaware Investments

Stephen J. Busch	Senior Vice President –	Senior Vice President–	Mr. Busch has served in various
	Investment Accounting	Investment Accounting	executive capacities within
Delaware Investments

Michael F. Capuzzi	Senior Vice President —	Senior Vice President —	Mr. Capuzzi has served in
	Investment Systems	Investment Systems	various executive capacities
within Delaware Investments

Lui-Er Chen[2]	Senior Vice	Senior Vice	Mr. Chen has served in various
	President/Senior	President/Senior Portfolio	executive capacities within
	Portfolio Manager/Chief	Manager/Chief Investment	Delaware Investments
	Investment Officer,	Officer, Emerging Markets
Emerging Markets

Thomas H. Chow	Senior Vice	Senior Vice	Mr. Chow has served in various
	President/Senior	President/Senior Portfolio	executive capacities within
	Portfolio Manager	Manager	Delaware Investments

Robert F. Collins	Senior Vice	Senior Vice	Mr. Collins has served in
	President/Senior	President/Senior Portfolio	various executive capacities
	Portfolio Manager	Manager	within Delaware Investments

5

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held

Stephen J. Czepiel[3]	Senior Vice	Senior Vice	Mr. Czepiel has served in
	President/Portfolio	President/Portfolio	various executive capacities
	Manager/Senior	Manager/Head Municipal	within Delaware Investments
	Municipal Bond Trader	Bond Trader

Chuck M. Devereux	Senior Vice	Senior Vice	Mr. Devereux has served in
	President/Senior	President/Senior Research	various executive capacities
	Research Analyst	Analyst	within Delaware Investments

Roger A. Early[4]	Senior Vice	Senior Vice	Mr. Early has served in various
	President/Senior	President/Senior Portfolio	executive capacities within
	Portfolio Manager	Manager	Delaware Investments

Stuart M. George	Senior Vice	Senior Vice President/Head	Mr. George has served in
	President/Head of Equity	of Equity Trading	various executive capacities
	Trading		within Delaware Investments

Paul Grillo	Senior Vice	Senior Vice	Mr. Grillo has served in various
	President/Senior	President/Senior Portfolio	executive capacities within
	Portfolio Manager	Manager	Delaware Investments

William F. Keelan	Senior Vice	Senior Vice	Mr. Keelan has served in
	President/Director of	President/Director of	various executive capacities
	Quantitative Research	Quantitative Research	within Delaware Investments

Kevin P. Loome[5]	Senior Vice	Senior Vice	Mr. Loome has served in
	President/Senior	President/Senior Portfolio	various executive capacities
	Portfolio Manager/Head	Manager/Head of High	within Delaware Investments
	of High Yield	Yield Investments
Investments

Francis X. Morris	Senior Vice	Senior Vice President/Chief	Mr. Morris has served in various
	President/Chief	Investment Officer — Core	executive capacities within
	Investment Officer —	Equity	Delaware Investments
Core Equity

Brian L. Murray, Jr.	Senior Vice	Senior Vice President/ Chief	Mr. Murray has served in
	President/Chief	Compliance Officer	various executive capacities
	Compliance Officer		within Delaware Investments

Senior Vice President/Chief
Compliance Officer – Lincoln
National Investment Companies,
Inc.

Susan L. Natalini	Senior Vice	None	Ms. Natalini has served in
	President/Marketing &		various executive capacities
	Shared Services		within Delaware Investments

D. Tysen Nutt	Senior Vice	Senior Vice President/Chief	Mr. Nutt has served in various
	President/Chief	Investment Officer,	executive capacities within
	Investment Officer, Large	Large Cap Value Equity	Delaware Investments
Cap Value Equity

Philip O. Obazee	Senior Vice	Senior Vice	Mr. Obazee has served in
	President/Derivatives	President/Derivatives	various executive capacities
	Manager	Manager	within Delaware Investments

David P. O’Connor	Senior Vice	Senior Vice	Mr. O’Connor has served in
	President/Strategic	President/Strategic	various executive capacities
	Investment Relationships	Investment Relationships	within Delaware Investments
	and Initiatives/General	and Initiatives/General
	Counsel	Counsel	Senior Vice President/ Strategic
Investment Relationships and
Initiatives/ General

6

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held

Counsel/Chief Legal Officer –
Optimum Fund Trust

Senior Vice President/ Strategic
Investment Relationships and
Initiatives/ General
Counsel/Chief Legal Officer -
Lincoln National Investment
Companies, Inc.

Philip R. Perkins	Senior Vice	Senior Vice	Mr. Perkins has served in
	President/Senior	President/Senior Portfolio	various executive capacities
	Portfolio Manager	Manager	within Delaware Investments

Richard Salus	Senior Vice President/	Senior Vice President/Chief	Mr. Salus has served in various
	Controller/Treasurer	Financial Officer	executive capacities within
Delaware Investments

Senior Vice President/
Controller/Treasurer - Lincoln
National Investment Companies,
Inc.

Senior Vice President/Chief
Financial Officer – Optimum
Fund Trust

Jeffrey S. Van Harte[6]	Senior Vice	Senior Vice President/Chief	Mr. Van Harte has served in
	President/Chief	Investment Officer —	various executive capacities
	Investment Officer —	Focus Growth Equity	within Delaware Investments
Focus Growth Equity

Babak Zenouzi[7]	Senior Vice	Senior Vice	Mr. Zenouzi has served in
	President/Senior	President/Senior Portfolio	various executive capacities
	Portfolio Manager	Manager	within Delaware Investments

Gary T. Abrams	Vice President/Senior	Vice President/Senior	Mr. Abrams has served in
	Equity Trader	Equity Trader	various executive capacities
within Delaware Investments

Christopher S. Adams	Vice President/Portfolio	Vice President/Portfolio	Mr. Adams has served in
	Manager/Senior Equity	Manager/Senior Equity	various executive capacities
	Analyst	Analyst	within Delaware Investments

Damon J. Andres	Vice President/Senior	Vice President/Senior	Mr. Andres has served in
	Portfolio Manager	Portfolio Manager	various executive capacities
within Delaware Investments

Wayne A. Anglace[8]	Vice President/Credit	Vice President/Credit	Mr. Anglace has served in
	Research Analyst	Research Analyst	various executive capacities
within Delaware Investments

Margaret MacCarthy	Vice	Vice President/Investment	Ms. Bacon has served in various
Bacon[9]	President/Investment	Specialist	executive capacities within
	Specialist		Delaware Investments

Todd Bassion[10]	Vice President/Senior	Vice President/Portfolio	Mr. Bassion has served in
	Research Analyst	Manager	various executive capacities
within Delaware Investments

Jo Anne Bennick	Vice President/15(c)	Vice President/15(c)	Ms. Bennick has served in
	Reporting	Reporting	various executive capacities
within Delaware Investments

Richard E. Biester	Vice President/Equity	Vice President/Equity	Mr. Biester has served in

7

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held

	Trader	Trader	various executive capacities
within Delaware Investments

Patricia L. Bakely	Vice President/Assistant	Vice President/Assistant	Ms. Bakely has served in
	Controller	Controller	various executive capacities
within Delaware Investments

Christopher J.	Vice President/Senior	Vice President/Senior	Mr. Bonavico has served in
Bonavico[11]	Portfolio Manager/Equity	Portfolio Manager/Equity	various executive capacities
	Analyst	Analyst	within Delaware Investments

Vincent A.	Vice President/Senior	Vice President/Senior	Mr. Brancaccio has served in
Brancaccio	Equity Trader	Equity Trader	various executive capacities
within Delaware Investments

Kenneth F. Broad[12]	Vice President/Senior	Vice President/Senior	Mr. Broad has served in various
	Portfolio Manager/Equity	Portfolio Manager/Equity	executive capacities within
	Analyst	Analyst	Delaware Investments

Kevin J. Brown[13]	Vice President/	Vice President/	Mr. Brown has served in various
	Senior Investment	Senior Investment Specialist	executive capacities within
	Specialist		Delaware Investments

Mary Ellen M.	Vice President/Client	Vice President/Client	Ms. Carrozza has served in
Carrozza	Services	Services	various executive capacities
within Delaware Investments

Stephen G. Catricks	Vice President/Portfolio	Vice President/Portfolio	Mr. Catricks has served in
	Manager	Manager	various executive capacities
within Delaware Investments

Wen-Dar Chen[14]	Vice President/Portfolio	Vice President/Portfolio	Mr. Chen has served in various
	Manager	Manager	executive capacities within
Delaware Investments

Anthony G. Ciavarelli	Vice President/Assistant	Vice President/Associate	Mr. Ciavarelli has served in
	General	General Counsel/Assistant	various executive capacities
	Counsel/Assistant	Secretary	within Delaware Investments
Secretary
Vice President/Associate
General Counsel/Assistant
Secretary – Lincoln National
Investment Companies, Inc.

David F. Connor	Vice President/Deputy	Vice President/Deputy	Mr. Connor has served in
	General	General Counsel/Secretary	various executive capacities
	Counsel/Secretary		within Delaware Investments

Vice President/Deputy General
Counsel/Secretary – Optimum
Fund Trust

Vice President/Deputy General
Counsel/ Secretary - Lincoln
National Investment Companies,
Inc.

Michael Costanzo	Vice	Vice President/Performance	Mr. Costanzo has served in
	President/Performance	Analyst Manager	various executive capacities
	Analyst Manager		within Delaware Investments

Kishor K. Daga	Vice	Vice President/Derivatives	Mr. Daga has served in various
	President/Derivatives	Operations	executive capacities within
	Operations		Delaware Investments

Cori E. Daggett	Vice President/Counsel/	Vice President/Associate	Ms. Daggett has served in

8

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held

	Assistant Secretary	General Counsel/Assistant	various executive capacities
		Secretary	within Delaware Investments

Craig C. Dembek[15]	Vice President/Senior	Vice President/Senior	Mr. Dembek has served in
	Research Analyst	Research Analyst	various executive capacities
within Delaware Investments

Camillo D’Orazio	Vice	Vice President/Investment	Mr. D’Orazio has served in
	President/Investment	Accounting	various executive capacities
	Accounting		within Delaware Investments

Christopher M.	Vice President/Portfolio	Vice President/Portfolio	Mr. Ericksen has served in
Ericksen[16]	Manager/Equity Analyst	Manager/Equity Analyst	various executive capacities
within Delaware Investments

Joel A. Ettinger	Vice President –	Vice President – Taxation	Mr. Ettinger has served in
	Taxation		various executive capacities
within Delaware Investments

Vice President/Taxation -
Lincoln National Investment
Companies, Inc.

Devon K. Everhart	Vice President/Senior	Vice President/Senior	Mr. Everhart has served in
	Research Analyst	Research Analyst	various executive capacities
within Delaware Investments

Joseph Fiorilla	Vice President – Trading	Vice President – Trading	Mr. Fiorilla has served in
	Operations	Operations	various executive capacities
within Delaware Investments

Charles E. Fish	Vice President/Senior	Vice President/Senior	Mr. Fish has served in various
	Equity Trader	Equity Trader	executive capacities within
Delaware Investments

Clifford M. Fisher	Vice President/Senior	Vice President/Senior	Mr. Fisher has served in various
	Municipal Bond Trader	Municipal Bond Trader	executive capacities within
Delaware Investments

Patrick G. Fortier[17]	Vice President/Portfolio	Vice President/Portfolio	Mr. Fortier has served in various
	Manager/Equity Analyst	Manager/Equity Analyst	executive capacities within
Delaware Investments

Paul D. Foster	Vice	None	Mr. Foster has served in various
	President/Investment		executive capacities within
	Specialist — Emerging		Delaware Investments
Growth Equity

Denise A. Franchetti	Vice President/Portfolio	Vice President/Portfolio	Ms. Franchetti has served in
	Manager/Municipal	Manager/Municipal Bond	various executive capacities
	Bond Credit Analyst	Credit Analyst	within Delaware Investments

Lawrence G. Franko[18]	Vice President/ Senior	Vice President/ Senior	Mr. Franko has served in
	Equity Analyst	Equity Analyst	various executive capacities
within Delaware Investments

Daniel V. Geatens	Vice President/Director	Vice President/Treasurer	Mr. Geatens has served in
	of Financial		various executive capacities
	Administration		within Delaware Investments

Barry S. Gladstein	Vice President/Portfolio	Vice President/Portfolio	Mr. Gladstein has served in
	Manager	Manager	various executive capacities
within Delaware Investments

Gregory A. Gizzi[19]	Vice President/ Head	Vice President/ Head	Mr. Gizzi has served in various
	Municipal Bond Trader	Municipal Bond Trader	exective capacities with
Delaware Investments

Gregg Gola[20]	Vice President/Senior	Vice President/Senior High	Mr. Gola has served in various

9

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held

	High Yield Trader	Yield Trader	executive capacities within
Delaware Investments

Christopher	Vice President/Senior	Vice President/Senior	Mr. Gowlland has served in
Gowlland[21]	Quantitative Analyst	Quantitative Analyst	various executive capacities
within Delaware Investments

Edward Gray[22]	Vice President/Senior	Vice President/Senior	Mr. Gray has served in various
	Portfolio Manager	Portfolio Manager	executive capacities within
Delaware Investments

David J. Hamilton	Vice President/Fixed	Vice President/Credit	Mr. Hamilton has served in
	Income Analyst	Research Analyst	various executive capacities
within Delaware Investments

Brian Hamlet[23]	Vice President/Senior	Vice President/Senior	Mr. Hamlet has served in
	Corporate Bond Trader	Corporate Bond Trader	various executive capacities
within Delaware Investments

Lisa L. Hansen[24]	Vice President/Head of	Vice President/Head of	Ms. Hansen has served in
	Focus Growth Equity	Focus Growth Equity	various executive capacities
	Trading	Trading	within Delaware Investments

Gregory M.	Vice President/Portfolio	Vice President/Portfolio	Mr. Heywood has served in
Heywood[25]	Manager/Equity Analyst	Manager/Equity Analyst	various executive capacities
within Delaware Investments

Sharon Hill	Vice President/Head of	Vice President/Head of	Ms. Hill has served in various
	Equity Quantitative	Equity Quantitative	executive capacities within
	Research and Analytics	Research and Analytics	Delaware Investments

Christopher M.	Vice President/Portfolio	Vice President/Portfolio	Mr. Holland has served in
Holland	Manager	Manager	various executive capacities
within Delaware Investments

Chungwei Hsia[26]	Vice President/ Senior	Vice President/ Senior	Mr. Hsia has served in various
	Research Analyst	Research Analyst	executive capacities within
Delaware Investments

Michael E. Hughes	Vice President/Senior	Vice President/Senior	Mr. Hughes has served in
	Equity Analyst	Equity Analyst	various executive capacities
within Delaware Investments

Jordan L. Irving	Vice President/Senior	Vice President/Senior	Mr. Irving has served in various
	Portfolio Manager	Portfolio Manager	executive capacities within
Delaware Investments

Cynthia Isom	Vice President/Senior	Vice President/Portfolio	Ms. Isom has served in various
	Portfolio Manager	Manager	executive capacities within
Delaware Investments

Kenneth R. Jackson	Vice	Vice President/Equity	Mr. Jackson has served in
	President/Quantitative	Trader	various executive capacities
	Analyst		within Delaware Investments

Stephen M.	Vice President/Structured	Vice President/Structured	Mr. Juszczyszyn has served in
Juszczyszyn[27]	Products Analyst/Trader	Products Analyst/Trader	various executive capacities
within Delaware Investments

Audrey E. Kohart	Vice President -	Vice President - Financial	Ms. Kohart has served in
	Financial Planning and	Planning and Reporting	various executive capacities
	Reporting		within Delaware Investments

Anu B. Kothari[28]	Vice President/ Equity	Vice President/ Equity	Ms. Kothari has served in
	Analyst	Analyst	various executive capacities
within Delaware Investments

Roseanne L. Kropp	Vice President/ Senior	Vice President/Senior Fund	Ms. Kropp has served in various
	Fund Analyst II - High	Analyst – High Grade	executive capacities within

10

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held

	Grade		Delaware Investments

Nikhil G. Lalvani	Vice President/Senior	Vice President/Portfolio	Mr. Lalvani has served in
	Equity Analyst/Portfolio	Manager	various executive capacities
	Manager		within Delaware Investments

Steven T. Lampe	Vice President/Portfolio	Vice President/Portfolio	Mr. Lampe has served in
	Manager	Manager	various executive capacities
within Delaware Investments

Brian R. Lauzon[29]	Vice President/ Chief	Vice President/ Chief	Mr. Lauzon has served in
	Operating Officer, Equity	Operating Officer, Equity	various executive capacities
	Investments	Investments	with Delaware Investments

Anthony A. Lombardi	Vice President/Senior	Vice President/Senior	Mr. Lombardi has served in
	Portfolio Manager	Portfolio Manager	various executive capacities
within Delaware Investments

Francis P. Magee	Vice President/Portfolio	Vice President/Portfolio	Mr. Magee has served in various
	Analyst	Analyst	executive capacities within
Delaware Investments

John P. McCarthy[30]	Vice President/Senior	Vice President/Senior	Mr. McCarthy has served in
	Research Analyst/Trader	Research Analyst/Trader	various executive capacities
within Delaware Investments

Brian McDonnell[31]	Vice President/Structured	Vice President/Structured	Mr. McDonnell has served in
	Products Analyst/Trader	Products Analyst/Trader	various executive capacities
within Delaware Investments

Michael S. Morris	Vice President/Portfolio	Vice President/Portfolio	Mr. Morris has served in various
	Manager/Senior Equity	Manager/Senior Equity	executive capacities within
	Analyst	Analyst	Delaware Investments

Victor Mostrowski[32]	Vice President/ Senior	Vice President/ Senior	Mr. Mostrowski has served in
	Portfolio Manager	Portfolio Manager	various executive capacities
within Delaware Investments

Terrance M.	Vice President/ Fixed	Vice President/ Fixed	Mr. O’Brien has served in
O’Brien[33]	Income Reporting	Income Reporting Analyst	various executive capacities
	Analyst		with Delaware Investments

Donald G. Padilla	Vice President/Portfolio	Vice President/Portfolio	Mr. Padilla has served in
	Manager/Senior Equity	Manager/Senior Equity	various executive capacities
	Analyst	Analyst	within Delaware Investments

Daniel J. Prislin[34]	Vice President/Senior	Vice President/Senior	Mr. Prislin has served in various
	Portfolio Manager/Equity	Portfolio Manager/Equity	executive capacities within
	Analyst	Analyst	Delaware Investments

Gretchen Regan	Vice	Vice President/Quantitative	Ms. Regan has served in various
	President/Quantitative	Analyst	executive capacities within
	Analyst		Delaware Investments

Carl Rice	Vice President/Senior	Vice President/Senior	Mr. Rice has served in various
	Investment Specialist,	Investment Specialist, Large	executive capacities within
	Large Cap Value Focus	Cap Value Focus Equity	Delaware Investments
Equity

Joseph T. Rogina	Vice President/Equity	Vice President/Equity	Mr. Rogina has served in
	Trader	Trader	various executive capacities
within Delaware Investments

Debbie A. Sabo[35]	Vice President/Equity	Vice President/Equity	Ms. Sabo has served in various
	Trader – Focus Growth	Trader – Focus Growth	executive capacities within
	Equity	Equity	Delaware Investments

Kevin C. Schildt	Vice President/Senior	Vice President/Senior	Mr. Schildt has served in
	Municipal Credit Analyst	Municipal Credit Analyst	various executive capacities
within Delaware Investments

11

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held

Bruce Schoenfeld[36]	Vice President/Equity	Vice President/Equity	Mr. Schoenfeld has served in
	Analyst	Analyst	various executive capacities
within Delaware Investments

Richard D. Seidel	Vice President/Assistant	None	Mr. Seidel has served in various
	Controller/Assistant		executive capacities within
	Treasurer		Delaware Investments

Vice President/Assistant
Controller/Assistant Treasurer -
Lincoln National Investment
Companies, Inc.

Nancy E. Smith	Vice President —	Vice President —	Ms. Smith has served in various
	Investment Accounting	Investment Accounting	executive capacities within
Delaware Investments

Brenda L. Sprigman	Vice President/Business	Vice President/Business	Ms. Sprigman has served in
	Manager – Fixed Income	Manager – Fixed Income	various executive capacities
within Delaware Investments

Michael T. Taggart	Vice President –	None	Mr. Taggart has served in
	Facilities &		various executive capacities
	Administrative Services		within Delaware Investments

Junee Tan-Torres[37]	Vice President/	Vice President/ Structured	Mr. Tan-Torress has served in
	Structured Solutions	Solutions	various executive capacities
within Delaware Investments

Risé Taylor	Vice President/Strategic	None	Ms. Taylor has served in various
	Investment Relationships		executive capacities within
Delaware Investments

Rudy D. Torrijos, III	Vice President/ Portfolio	Vice President/ Portfolio	Mr. Torrijos has served in
	Manager	Manager	various executive capacities
within Delaware Investments

Michael Tung[38]	Vice President/ Portfolio	Vice President/ Portfolio	Mr. Tung has served in various
	Manager	Manager	executive capacities within
Delaware Investments

Robert A. Vogel, Jr.	Vice President/Senior	Vice President/Senior	Mr. Vogel has served in various
	Portfolio Manager	Portfolio Manager	executive capacities within
Delaware Investments

Lori P. Wachs	Vice President/Portfolio	Vice President/Portfolio	Ms. Wachs has served in
	Manager	Manager	various executive capacities
within Delaware Investments

Jeffrey S. Wang[39]	Vice President/ Equity	Vice President/ Equity	Mr. Wang has served in various
	Analyst	Analyst	executive capacities within
Delaware Investments

Michael G.	Vice President/ Senior	Vice President/ Senior	Mr. Wildstein has served in
Wildstein[40]	Research Analyst	Research Analyst	various executive capacities
within Delaware Investments

Kathryn R. Williams	Vice President/Associate	Vice President/Associate	Ms. Williams has served in
	General	General Counsel/Assistant	various executive capacities
	Counsel/Assistant	Secretary	within Delaware Investments
Secretary
Vice President/Associate
General Counsel/Assistant
Secretary – Lincoln National
Investment Companies, Inc.

12

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held

Nashira Wynn	Vice President/Senior	Vice President/Portfolio	Ms. Wynn has served in various
	Equity Analyst/Portfolio	Manager	executive capacities within
	Manager		Delaware Investments

Guojia Zhang[41]	Vice President/Equity	Vice President/Equity	Mr. Zhang has served in various
	Analyst	Analyst	executive capacities within
Delaware Investments

Douglas R. Zinser[42]	Vice President/Credit	Vice President/Credit	Mr. Zinser has served in various
	Research Analyst	Research Analyst	executive capacities within
Delaware Investments

1.	Managing Director/Global Head of Equity (2004-2007) and Director/Portfolio Strategist (1996-2004), SEI Investments.

2.	Managing Director/Senior Portfolio Manager, Evergreen Investment Management Company, 1995.

3.	Vice President, Mesirow Financial, 1993-2004.

4.	Senior Portfolio Manager, Chartwell Investment Partners, 2003-2007; Chief Investment Officer, Turner Investments, 2002-2003.

5.	Portfolio Manager/Analyst, T. Rowe Price, 1996-2007.

6.	Principal/Executive Vice President, Transamerica Investment Management, LLC, 1980-2005

7.	Senior Portfolio Manager, Chartwell Investment Partners, 1999-2006.

8.	Research Analyst, Gartmore Global Investments, 2004-2007; Vice President - Private Client Researcher, Deutsche Bank Alex. Brown, 2000-2004.

9.	Client Service Officer, Thomas Weisel Partners, 2002-2005.

10.	Senior Research Associate, Thomas Weisel Partners, 2002-2005.

11.	Principal/Portfolio Manager, Transamerica Investment Management, LLC, 1993-2005.

12.	Principal/Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.

13.	Director – Institutional Equity Sales, Merrill Lynch, 2003-2006

14.	Quantitative Analyst, J.P. Morgan Securities, 1998-2004.

15.	Senior Fixed Income Analyst, Chartwell Investment Partners, 2003-2007; Senior Fixed Income Analyst,

Stein, Roe & Farnham, 2000-2003.

16.	Portfolio Manager, Transamerica Investment Management, LLC, 2004-2005; Vice President/Portfolio Manager, Goldman Sachs 1994-2004.

17.	Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.

18.	Finance Professor, University of Massachusetts, 1987-2006; Co-founder, Arborway Capital, 2005; Senior Investment Professional, Thomas Weisel Partners, 2002-2005; Senior Investment Professional, ValueQuest, 1987-2002.

19.	Vice President, Lehman Brothers, 2002-2008.

20.	Executive Director, Morgan Stanley Investment Manager, Miller, Anderson and Sherrerd, 1998-2007.

21.	Vice President/Senior Quantitative Analyst, State Street Global Markets LLC, 2005-2007; Quantitative Strategist, Morgan Stanley, 2004-2005; Investment Banker, Commerzbank Securities, 2000-2004.

22.	Portfolio Manager, Thomas Weisel Partners, 2002-2005.

23.	Vice President, Lehman Brothers Holdings, 2003-2007.

24.	Principal/Portfolio Manager/Senior Trader, Transamerica Investment Management, LLC, 1997-2005.

25.	Senior Research Analyst, Transamerica Investment Management, LLC, 2004-2005; Senior Analyst, Wells CapitalManagement, LLC 2003-2004; Senior Analyst, Montgomery Asset Management 1996-2003.

26.	Senior Analyst, Oppenheimerfunds, 2006-2007; Senior Analyst, Merrill Lynch Investment Managers, 2005- 2006; Analyst, Federated Investors, 2001-2005.

27.	Director of Fixed Income Trading, Sovereign Bank Capital Markets, 2001-2007.

28.	Equity Research Analyst, State Street Global Advisors, 2002-2008.

29.	Director of Marketing, Merganser Capital Management, 2001-2007.

30.	Senior High Yield Trader, Chartwell Investment Partners, 2002-2007.

31.	Managing Director – Fixed Income Trading, Sovereign Securities, 2001-2007.

13

32.	Senior Portfolio Manager, HSBC Halbis Partners (USA), 2006-2007; Global Fixed Income Portfolio Manager, State of New Jersey, Department of Treasury, Division of Investment, 1999-2006.

33.	Senior Software Developer/Technical Lead, Advisorport/PFPC, 2000-2005.

34.	Principal/Portfolio Manager, Transamerica Investment Management, LLC, 1998-2005.

35.	Head Trader, McMorgan & Company, 2003-2005.

36.	Vice President/Senior Emerging Markets Analyst, Artha Capital Management, 2005-2006; Director/Portfolio Manager, CDP Capital, 2002-2005.

37.	Director of Pension Analytics, Merrill Lynch, 2006-2008; Managing Director, Pension, Investment and Insurance Resource, LLC, 2006; Investment Director, Watson Wyatt Investment Consulting, 2003-2006.

38.	Vice President, Galleon Group, 2005-2006; Analyst, Hambrecht & Quist Capital Management, 2003-2005; Junior Analyst, Durus Capital Management, 2003; Anesthesiologist, Beth Israel Deaconess Medical Center, Harvard Medical School, 2002-2003.

39.	Investment Manager, Pictet Asset Management Limited, 2004-2007; Summer Intern, Ritchie Capital Management, LLC, 2003; Senior Investment Associate, Putnam Investments, 1999-2002.

40.	Portfolio Manager, Merrill Lynch Investment Managers, 2001-2007.

41.	Equity Analyst, Evergreen Investment Management Company, 2004-2006.

42.	Vice President, Assurant, 2006-2007; Assistant Vice President - Senior Research Analyst, Delaware Investments, 2002-2006.

Item 27.	Principal Underwriters.

	(a)(1)	Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the
Delaware Investments Family of Funds.

	(a)(2)	Information with respect to each officer and partner of the principal underwriter and the Registrant is provided below. Unless otherwise noted, the principal business address of each officer and partner of Delaware Distributors, L.P. is 2005 Market Street, Philadelphia, PA 19103-7094.

	Name and Principal Business	Positions and Offices with	Positions and Offices with
	Address	Underwriter	Registrant

	Delaware Distributors, Inc.	General Partner	None

	Delaware Capital Management	Limited Partner	None

	Delaware Investment Advisers	Limited Partner	None

	Theodore K. Smith	President	None

	Philip N. Russo	Executive Vice President	None

	Douglas L. Anderson	Senior Vice President	None

	Jeffrey M. Kellogg	Senior Vice President	None

	Brian L. Murray, Jr.	Senior Vice President	Senior Vice President/Chief
Compliance Officer

	David P. O’Connor	Senior Vice President/General	Senior Vice President/Strategic
		Counsel	Investment Relationships and
Initiatives/General Counsel

	Richard Salus	Senior Vice	Senior Vice President/Chief Financial
		President/Controller/Treasurer/Financ	Officer
ial Operations Principal

	Trevor M. Blum	Vice President	None

	Mary Ellen M. Carrozza	Vice President	None

	Anthony G. Ciavarelli	Vice President/Assistant Secretary	Vice President/Associate General
Counsel/Assistant Secretary

	David F. Connor	Vice President/Secretary	Vice President/Deputy General
Counsel/Secretary

	Cori E. Daggett	Vice President/Assistant Secretary

	Daniel V. Geatens	Vice President

	Edward M. Grant	Vice President	None

14

Name and Principal Business	Positions and Offices with	Positions and Offices with
Address	Underwriter	Registrant

Audrey Kohart	Vice President	Vice President - Financial Planning
and Reporting

Marlene D. Petter	Vice President	None

Richard D. Seidel	Vice President/Assistant	None
Controller/Assistant Treasurer

Michael T. Taggart	Vice President	None

Molly Thompson	Vice President	None

Kathryn R. Williams	Vice President/ Assistant Secretary	Vice President/Associate General
Counsel/Assistant Secretary

(b)(1)	Lincoln Financial Distributors, Inc. (“LFD”) serves as financial intermediary wholesaler for all the mutual funds in the Delaware Investments Family of Funds.

(b)(2)	Information with respect to each officer and partner of LFD and the Registrant is provided below.
Unless otherwise noted, the principal business address of each officer and partner of LFD is 130
North Radnor-Chester Road, Radnor, PA 19087.

Name and Principal Business		Positions and Offices with
Address	Positions and Office with LFD	Registrant

(Vacant)	President and Chief Executive Officer	None

David M. Kittredge	Senior Vice President	None

Nancy Briguglio	Vice President	None

Patrick J. Caulfield	Vice President;Chief Compliance	None
Officer

Randal J. Freitag	Vice President;Treasurer	None

Deana M. Friedt	Vice President	None

Amy W. Hester	Vice President	None

Daniel P. Hickey[1]	Vice President	None

Karina Istvan	Vice President	None

Sharon G. Marnien	Vice President	None

Thomas F. Murray	Vice President	None

James Ryan	Vice President	None

Keith J. Ryan	Vice President and Chief Financial	None
Officer

Joel Schwartz	Vice President	None

Marjorie Snelling	Vice President	None

[1] 350 Church Street, Hartford, CT 06103

(c) Not applicable.

Item 28. Location of Accounts and Records. All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under that section are maintained at 2005 Market Street, Philadelphia, PA 19103-7094 and 430 W. 7th Street, Kansas City, MO 64105.

Item 29. Management Services. None.

Item 30. Undertakings. Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has
duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 29th day of December, 2008.

DELAWARE GROUP TAX-FREE FUND

		By:	/s/ Patrick P. Coyne

Patrick P. Coyne
Chairman/President/Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

/s/ Patrick P. Coyne		Chairman/President/Chief Executive Officer (Principal Executive Officer) and Trustee	December 29, 2008

Patrick P. Coyne

Thomas L. Bennett	*	Trustee	December 29, 2008

Thomas L. Bennett

John A. Fry	*	Trustee	December 29, 2008

John A. Fry

Anthony D. Knerr	*	Trustee	December 29, 2008

Anthony D. Knerr

Lucinda S. Landreth	*	Trustee	December 29, 2008

Lucinda S. Landreth

Ann R. Leven	*	Trustee	December 29, 2008

Ann R. Leven

Thomas F. Madison	*	Trustee	December 29, 2008

Thomas F. Madison

Janet L. Yeomans	*	Trustee	December 29, 2008

Janet L. Yeomans

J. Richard Zecher	*	Trustee	December 29, 2008

J. Richard Zecher

Richard Salus	*	Senior Vice President/Chief Financial Officer (Principal Financial Officer)	December 29, 2008

Richard Salus

		*By:	/s/ Patrick P. Coyne Patrick P. Coyne as Attorney-in-Fact for each of the persons indicated (Pursuant to Powers of Attorney previously filed)

16

SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

EXHIBITS
TO
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

17

INDEX TO EXHIBITS
(Delaware Group® Tax-Free Fund N-1A)
Exhibit No.	Exhibit

EX-99.i.2	Opinion and Consent of Counsel
EX-99.j	Consent of Independent Registered Public Accounting Firm (December 2008)

18